Filed pursuant to 497(e)
File Nos.
033-68666
and
811-08004
AMG FUNDS IV
AMG Managers DoubleLine Core Plus Bond Fund
Supplement dated March 19, 2021 to the Prospectus, dated February 1, 2021
The following information supplements and supersedes any information to the contrary relating to
AMG Managers DoubleLine Core Plus Bond Fund (the “Fund”), a series of AMG Funds IV (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.
At a meeting held on March
17-18,
2021 (the “Meeting”), the Trust’s Board of Trustees (the “Board”) approved the appointment of Beutel, Goodman & Company Ltd. (“Beutel Goodman” or the “Subadviser”) as the subadviser to the Fund on an interim basis to replace DoubleLine Capital LP (“DoubleLine”), effective on or about March 23, 2021 (the “Implementation Date”). The appointment of Beutel Goodman is pursuant to an interim subadvisory agreement between AMG Funds LLC (“AMGF”) and Beutel Goodman (the “Interim Subadvisory Agreement”), to be effective until the earlier of 150 days after the termination of the existing subadvisory agreement between AMGF and DoubleLine with respect to the Fund (the “Existing Subadvisory Agreement”), which is expected to occur on March 23, 2021, or the approval of a new subadvisory agreement between AMGF and Beutel Goodman by the Board and Fund shareholders. At the Meeting, the Board also approved the longer-term appointment of Beutel Goodman as the subadviser to the Fund, a new subadvisory agreement between AMGF and Beutel Goodman (the “New Subadvisory Agreement”), and the submission of the New Subadvisory Agreement to Fund shareholders for approval. The rate of compensation to be received by Beutel Goodman under the Interim Subadvisory Agreement approved by the Board is the same rate of compensation that DoubleLine would have received under the Existing Subadvisory Agreement.
In connection with the hiring of Beutel Goodman, effective as of the Implementation Date, the Fund (i) changed its name from AMG Managers DoubleLine Core Plus Bond Fund to AMG Beutel Goodman Core Plus Bond Fund, and (ii) made changes to its principal investment strategies and principal risks.
Also in connection with the hiring of Beutel Goodman, the Board approved the following fee changes for the Fund, all of which will be implemented upon the effectiveness of the New Subadvisory Agreement and will result in the overall reduction of the Fund’s net expense ratios: (i) the management fee for the Fund will be reduced from 0.45% to 0.23%; (ii) the Fund’s existing contractual expense limitation agreement with AMGF will be replaced with a new contractual expense limitation agreement with AMGF pursuant to which AMGF will agree, through at least March 1, 2023, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service
(12b-1)
fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.43% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances; and (iii) the shareholder servicing fee waivers in place will be eliminated, the shareholder servicing fees of up to 0.15% that Class N shares of the Fund are authorized to pay to financial intermediaries will be eliminated, and the amount of shareholder servicing fees Class I shares of the Fund are authorized to pay to financial intermediaries will be decreased from 0.15% to 0.05%. AMGF pays a portion of the management fee to the Fund’s subadviser for its services.
The disposition of Fund securities in connection with the transition of the Fund’s investment objective and strategies is expected to cause the Fund to realize taxable income for U.S. federal income tax purposes. The Fund may make a special distribution to shareholders of all or a portion of such income and any other undistributed income for the current taxable year. This distribution will be taxable to shareholders who hold their shares in a taxable account. See “Certain Federal Income Tax Information” for further information.

In addition, effective as of the Implementation Date, the Prospectus is amended as follows:
All references to the name of the Fund shall refer to AMG Beutel Goodman Core Plus Bond Fund. All references to DoubleLine shall be deleted and all references to the subadviser to the Fund shall refer to Beutel Goodman. All references to Jeffrey E. Gundlach, Jeffrey Sherman, Luz M. Padilla and Robert Cohen as portfolio managers of the Fund shall be deleted and all references to the portfolio managers of the Fund shall refer to David Gregoris, Derek Brown, Sue McNamara and Neil McCabe.
The section titled “Summary of the Funds – AMG Managers DoubleLine Core Plus Bond Fund – Principal Investment Strategies” beginning on page 3 is deleted and replaced with the following:
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its assets in fixed income securities. Fixed income securities include, but are not limited to, securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or sponsored corporations; agency mortgage-backed securities;
non-agency
mortgage-backed securities; commercial mortgage-backed securities; asset-backed securities; foreign and domestic corporate bonds; fixed income securities issued by corporations, governments, government agencies, authorities or instrumentalities and supra-national organizations in foreign countries including emerging markets; Rule 144A securities (securities that may be sold pursuant to Rule 144A under the Securities Act of 1933); preferred securities; bank loans; securities issued by municipalities; and other securities bearing fixed or variable interest rates of any maturity. Up to 20% of the Fund’s assets may be invested in
non-U.S.
dollar-denominated instruments. The Fund may hedge against currency risk or interest rate risk by using forward foreign currency contracts and futures, respectively, or by using other techniques, but it is not required to do so.
The Fund may invest up to 30% of its assets in below investment grade securities (common known as “junk bonds” or “high yield securities”). Below investment grade securities are rated below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or below
BBB-
by S&P Global Ratings (“S&P”) or similarly rated by another nationally recognized statistical rating organization, or unrated but determined by Beutel, Goodman & Company Ltd., the subadviser to the Fund (“Beutel Goodman” or the “Subadviser”), to be of comparable credit quality. In cases where the credit ratings agencies have assigned different credit ratings to the same security, the security will be considered to have the higher credit rating. The Fund may continue to hold securities that are downgraded in credit rating subsequent to their purchase if Beutel Goodman believes it would be advantageous to do so.
The Fund intends to investment primarily in bonds with a rating of B or higher by any NRSRO at the time of purchase. The Fund expects that the average credit rating of the Fund’s portfolio will be BBB or above. While the Fund may purchase fixed income securities of any duration, the Fund currently intends to primarily invest in fixed income securities so that the overall duration of the Fund’s portfolio will remain +/- 2 years of the duration of the Fund’s benchmark (the Bloomberg Barclays U.S. Aggregate Bond Index), which was 6.09 years as of January 31, 2021. The average duration of fixed income securities in the Fund’s portfolio may, however, be shorter or longer depending on market conditions.
The Subadviser actively manages the Fund’s portfolio using
top-down
macroeconomic analysis and
bottom-up
fundamental credit research to determine relative value and build what it views as a high conviction portfolio. A variety of qualitative and quantitative tools are used in the research process. The Subadviser’s data-driven top-down
analysis assesses interest rate anticipation (duration), yield curve positioning and sector positioning. Inflation, the political climate, monetary policy and economic activity are among the variables used to determine the overall duration target for the Fund, and the Fund’s maturity structure will be adjusted to reflect the Subadviser’s forecast for interest rates. The Fund’s overall corporate credit positioning and sector selection are determined based on the Subadviser’s economic and interest rate anticipation analysis. In selecting individual securities for the Fund, the Subadviser conducts fundamental credit research that employs, among other things, detailed financial modeling, industry analysis, analysis of regulatory filings, management meetings and credit rating reports. The Subadviser evaluates potential investments based on the following elements: liquidity, transparency, non-cyclicality,
financial models, and environmental, social and governance (“ESG”) criteria. The Subadviser uses proprietary risk management tools to manage the Fund’s interest rate risk, yield curve risk, credit risk and liquidity risk.

The Subadviser integrates the analysis of ESG factors as part of the fundamental credit research process used to identify potential corporate bond positions for the Fund. Consideration of ESG factors is one element of the Subadviser’s investment process. The Subadviser views ESG issues not only as potential sources of risk, but also as opportunities for improvement. Beutel Goodman prepares and maintains credit reports for the Fund’s investments and the ESG analysis included in each corporate credit report includes: an overall ESG risk assessment; granular ESG metrics; ESG score peer group benchmarking (using third party data providers such as Sustainalytics and MSCI); listing of ESG strengths and weakness;
ESG-related
engagement themes; and an ESG scorecard by individual topic. In performing ESG analysis, the Subadviser obtains information from company financial statements and other reports, interviews with company management, investment dealer reports, and data from other third parties. From time to time, the Subadviser may also engage with management regarding ESG matters relevant to the company.
The section titled “Summary of the Funds – AMG Managers DoubleLine Core Plus Bond Fund – Principal Risks” beginning on page 4 is revised to remove “Affiliated Fund Risk,” “Defaulted and Distressed Securities Risk,” “Inverse Floating Rate Securities Risk,” “Investment Company Risk” and “Senior Loans Risk” as principal risks of the Fund and to add the following as principal risks of the Fund:
Changing Distribution Level Risk
—the Fund will normally receive income which may include interest, dividends and/or capital gains, depending upon its investments. The distribution amount paid by the Fund will vary and generally depends on the amount of income the Fund earns (less expenses) on its portfolio holdings, and capital gains or losses it recognizes. A decline in the Fund’s income or net capital gains arising from its investments may reduce its distribution level.
ESG Investing Risk
—the Subadviser incorporates ESG criteria into its investment process, which may result in the selection or exclusion of securities of certain issuers for reasons other than financial performance, and carries the risk that the Fund’s investment returns may underperform funds that do not utilize an ESG investment strategy. The application of this strategy may affect the Fund’s investment exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact the Fund’s performance depending on whether such investments are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by the Subadviser or any judgment exercised by the Subadviser will reflect the beliefs or values of any particular investor. Socially responsible norms differ by region and industry, and a company’s ESG practices or the Subadviser’s assessment of a company’s ESG practices may change over time.
Extension Risk
—during periods of rising interest rates, a debtor may pay back a bond or other fixed income security slower than expected or required, and the value of such security may fall.
Hedging Risk
—there is no guarantee that hedging strategies will be successful. For example, changes in the value of a hedging transaction may not completely offset changes in the value of the assets and liabilities being hedged. Hedging transactions involve costs and may result in losses.
Inflation/Deflation Risk
—inflation risk is the risk that the value of assets or income from investments will be worth less in the future. Deflation risk is the risk that the prices throughout the economy decline over time—the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.
Model and Data Risk
—when a quantitative model (“Model”) or information or data (“Data”) used in managing the Fund contains an error, or is incorrect or incomplete, any investment decision made in reliance on the Model or Data may not produce the desired results and the Fund may realize losses. In addition, any hedging based on a faulty Model or Data may prove to be unsuccessful. Furthermore, the success of a Model that is predictive in nature is dependent largely on the accuracy and reliability of the supplied historical data. All Models are susceptible to input errors or errors in design, which may cause the resulting output to be faulty.

Prepayment Risk
—a debtor may exercise its right to pay back a bond or other debt security earlier than expected or required during periods of decreasing interest rates.
Reinvestment Risk
—the Fund may have difficulty reinvesting payments from debtors and may receive lower rates than from its original investments.
Also with respect to the section titled “Summary of the Funds – AMG Managers DoubleLine Core Plus Bond Fund – Principal Risks” beginning on page 4, the principal risks shall appear in the following order: Debt Securities Risk;
Market Risk; Interest Rate Risk; Credit and Counterparty Risk; Emerging Markets Risk; Asset-Backed and Mortgage-Backed Securities Risk; Call Risk; Changing Distribution Level Risk; Currency Risk; Derivatives Risk; ESG Investing Risk; Extension Risk; Foreign Investment Risk; Hedging Risk; High Portfolio Turnover Risk; High Yield Risk; Inflation/Deflation Risk; Liquidity Risk; Management Risk; Model and Data Risk; Municipal Market Risk; Policy Risk; Prepayment Risk; Reinvestment Risk; Rule 144A Securities Risk; and U.S. Government Securities Risk.
In the section titled “Summary of the Funds – AMG Managers DoubleLine Core Plus Bond Fund – Performance” on page 6, the following is added after the first paragraph:
As of March 23, 2021, Beutel Goodman was appointed as subadviser to the Fund and the Fund changed its name to “AMG Beutel Goodman Core Plus Bond Fund” and adopted its current investment strategies. The Fund’s performance information for periods prior to March 23, 2021 reflects the Fund’s investment strategy that was in effect at that time and may have been different had the Fund’s current investment strategy been in effect.
The section titled “Summary of the Funds – AMG Managers DoubleLine Core Plus Bond Fund – Portfolio Management” beginning on page 6 is deleted and replaced with the following:
PORTFOLIO MANAGEMENT
Investment Manager
AMG Funds LLC
Subadviser
Beutel, Goodman & Company Ltd.
(pursuant to an interim subadvisory agreement in anticipation of shareholder approval of a definitive subadvisory agreement)
Portfolio Managers
David Gregoris, CFA
Managing Director, Fixed Income, Beutel Goodman;
Portfolio Manager of the Fund since March 2021.
Derek Brown, CFA
Senior Vice President,
Co-Head
Fixed Income, Beutel Goodman;
Portfolio Manager of the Fund since March 2021.
Sue McNamara, CFA
Senior Vice President, Fixed Income, Beutel Goodman;
Portfolio Manager of the Fund since March 2021.
Neil McCabe, CFA
Vice President, Fixed Income, Beutel Goodman;
Portfolio Manager of the Fund since March 2021.

The section titled “Additional Information About the Funds – AMG Managers DoubleLine Core Plus Bond Fund – Additional Information About the Fund’s Principal Investment Strategies” beginning on page 27 is deleted and replaced with the following:
ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its assets in fixed income securities. The Fund will provide shareholders with at least 60 days’ prior written notice of any change in this policy. For purposes of this policy, the term “assets” means “net assets plus the amount of borrowings for investment purposes.”
The Fund generally expects to consider selling a particular security when, for example, the Subadviser believes one or more of the following reasons exists: anticipation of a ratings downgrade of the issuer; analysis of a company related event such as an acquisition or a shareholder friendly transaction that could weaken the company’s credit metrics; potential for a leveraged buyout; impending events; or changes in valuation or the macro environment.
The Fund’s compliance with its investment limitations and requirements described in the Prospectus is usually determined at the time of investment. If such percentage limitation is complied with at the time of an investment, any subsequent change in percentage resulting from a change in values or assets, or a change in market capitalization of a company, will not constitute a violation of that limitation.
The section titled “Additional Information About the Funds – Summary of the Funds’ Principal Risks” beginning on page 40 is revised to reflect that “Affiliated Fund Risk,” “Defaulted and Distressed Securities Risk,” “Inverse Floating Rate Securities Risk,” “Investment Company Risk” and “Senior Loans Risk” are no longer principal risks of the Fund; to reflect that “Hedging Risk” is a principal risk of the Fund; and to add the following as principal risks of the Fund:
CHANGING DISTRIBUTION LEVEL RISK
The Fund will normally receive income which may include interest, dividends and/or capital gains, depending upon its investments. The distribution amount paid by the Fund will vary and generally depends on the amount of income the Fund earns (less expenses) on its portfolio holdings, and capital gains or losses it recognizes. A decline in the Fund’s income or net capital gains arising from its investments may reduce its distribution level.
ESG INVESTING RISK
The Subadviser incorporates ESG criteria into its investment process, which may result in the selection or exclusion of securities of certain issuers for reasons other than financial performance, and carries the risk that the Fund’s investment returns may underperform funds that do not utilize an ESG investment strategy. The application of this strategy may affect the Fund’s investment exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact the Fund’s performance depending on whether such investments are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by the Subadviser or any judgment exercised by the Subadviser will reflect the beliefs or values of any particular investor. In evaluating a company, the Subadviser is dependent upon information and data obtained through voluntary or third-party reporting that may be incomplete, inaccurate or unavailable, which could cause the Subadviser to incorrectly assess a company’s ESG practices. Socially responsible norms differ by region and industry, and a company’s ESG practices or the Subadviser’s assessment of a company’s ESG practices may change over time. The Fund will vote proxies in a manner that is consistent with its ESG criteria, which may not always be consistent with maximizing short-term performance of the issuer.
EXTENSION RISK
During periods of rising interest rates, a debtor may pay back a bond or other fixed income security slower than expected or required, and the value of such security may fall. Extension risk may be heightened during periods of adverse economic conditions generally, as payment rates decline due to higher unemployment levels and other factors.

INFLATION/DEFLATION RISK
Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the present value of future payments. Deflation risk is the risk that prices throughout the economy decline over time (the opposite of inflation). Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.
MODEL AND DATA RISK
Given the complexity of the Fund’s investments and strategies, the Subadviser may rely heavily on one or more quantitative models (both proprietary models and those developed by third parties) (“Models”) and information and data (“Data”) supplied by third parties. Models and Data may be used by the Subadviser to, among other things, construct sets of transactions and investments, provide risk management insights and assist in hedging the Fund’s investments.
When a Model or Data used in managing the Fund contains an error, or is incorrect or incomplete, any investment decision made in reliance on the Model or Data may not produce the desired results and the Fund may realize losses. In addition, any hedging based on a faulty Model or Data may prove to be unsuccessful. Some of the Models that may be used by the Subadviser may be predictive in nature. Because these predictive Models are typically constructed based on historical data supplied by third parties, the success of these Models is dependent largely on the accuracy and reliability of the supplied historical data. In addition, Models that are predictive in nature may, for example, incorrectly forecast future behavior, leading to potential losses on a cash flow and/or mark-to-market
basis. Use of these Models in unforeseen or certain
low-probability
scenarios (often involving a market disruption of some kind) also may result in losses for the Fund.
All Models require Data inputs. It is not possible or practicable to factor all relevant, available data into Models. The Subadviser will use its discretion to determine what Data to gather and what Data the Models will take into account. There is no guarantee that the Fund’s Subadviser will use any specific Data or type of Data, nor is there any guarantee that the Data actually utilized will be the most accurate data available or free from errors. If incorrect or inaccurate Data is entered into a Model, the resulting information will be incorrect or inaccurate. As a result, any investment decisions made in reliance on the incorrect or inaccurate output from a Model may not produce the desired results and the Fund may realize losses. Errors in data inputs, or Model design, are often extremely difficult to detect and some may go undetected for long periods of time and some may never be detected. The adverse impact caused by these errors can compound over time. Even when Data input is correct, the resulting information may differ, sometimes substantially, from other available information. For example, “model prices” that are provided by a Model will often differ substantially from market prices, particularly for instruments that are complex in nature, such as derivatives.
PREPAYMENT RISK
Prepayment risk is the risk that a debtor will exercise its right to pay back a bond or other fixed income security held by the Fund earlier than expected or required. Typically, debtors prepay their debt when it is to their advantage (when interest rates drop making a new loan at current rates more attractive), in which case the Fund may have to reinvest prepayment proceeds in securities with lower yields, resulting in a decline in the Fund’s income. This is especially true with mortgage-backed and asset-backed securities, which can be paid back at any time. Prepayment risk will vary depending on the provisions of the security and current interest rates relative to the interest rate of the debt.
REINVESTMENT RISK
As debtors pay principal or interest on a bond or other fixed income security held by the Fund, there is no guarantee that the Fund will be able to reinvest these payments and receive rates equal to or better than its original investment. If interest rates fall, the rate of return available to reinvested money will also fall. For example, if the Fund purchases a
30-year,
5% coupon bond, it can anticipate that it will receive a 5% return on its original capital, but unless it can reinvest all of the interest receipts at or above 5%, the total return over 30 years will be below 5%. The higher the coupon and prepayment risk, the higher the reinvestment risk.

In the section titled “Additional Information About the Funds – Fund Management – AMG Managers DoubleLine Core Plus Bond Fund” on page 48, the first paragraph is deleted and replaced with the following:
Beutel Goodman has
day-to-day
responsibility for managing the Fund’s portfolio pursuant to an interim Subadvisory Agreement that will remain in effect for 150 days or until shareholders of the Fund approve a definitive Subadvisory Agreement with Beutel Goodman, if earlier. Beutel Goodman is located at 20 Eglinton Avenue West, Suite 2000, Toronto, Ontario, Canada, M4R 1K8. As of December 31, 2020, Beutel Goodman had assets under management of approximately $32.5 billion. Beutel Goodman’s principal owners are the Beutel Goodman Voting Trust and AMG. Beutel Goodman Voting Trust is composed of a group of 92 current and former employees of Beutel Goodman and holds as a group a 51% interest in Beutel Goodman. AMG holds an indirect minority 49% position.
In the section titled “Additional Information About the Funds – Fund Management – Portfolio Management” beginning on page 50, the information relating to AMG Managers DoubleLine Core Plus Bond Fund is deleted and replaced with the following:

AMG Beutel Goodman Core Plus Bond Fund
David Gregoris, CFA	Portfolio Manager of the Fund since March 2021. Mr. Gregoris has been with Beutel Goodman since 1992, is Managing Director, Fixed Income, and has over 30 years of investment experience. As a portfolio manager, he is responsible for oversight of the fixed income process, and co-manages
the fixed income team. He is responsible for portfolio duration and positioning, risk exposure, quantitative analysis and immunized and dedicated portfolios. Mr. Gregoris is also a member of Beutel Goodman’s Management Committee and sits on its Board of Directors. Prior to joining Beutel Goodman, Mr. Gregoris worked at TAL where he was a portfolio manager in charge of fixed income trading. He is a graduate of the University of Windsor and a CFA charterholder.

Derek Brown, CFA	Portfolio Manager of the Fund since March 2021. Mr. Brown joined Beutel Goodman in 2016, is a Senior Vice President,
Co-Head
Fixed Income, and has over 15 years of investment experience. He is a portfolio manager and co-lead
of the fixed income team. His strategic responsibilities include portfolio duration, positioning and risk exposure management. Prior to joining Beutel Goodman, Mr. Brown worked at Fiera Capital where he was a fixed income portfolio manager. He is a graduate of Concordia University, McGill University and a CFA charterholder.

Sue McNamara, CFA	Portfolio Manager of the Fund since March 2021. Ms. McNamara joined Beutel Goodman in 2006, is a Senior Vice President, Fixed Income, and has over 25 years of investment experience. She is a portfolio manager and strategist with additional responsibilities for credit analysis and product design. Prior to joining Beutel Goodman, Ms. McNamara worked as a Research Analyst for several of the large brokerage houses, most recently at BMO Nesbitt Burns. She is a graduate of the University of Western Ontario and is a CFA charterholder.

Neil McCabe, CFA	Portfolio Manager of the Fund since March 2021. Mr. McCabe joined Beutel Goodman in 2019, is Vice President, Fixed Income, and has over 14 years of investment experience, especially in the area of high-yield credit. Prior to joining Beutel Goodman, he worked as a portfolio manager for Fiera Capital. Mr. McCabe is a graduate of McMaster University and IESE Business School and is a CFA charterholder.

In addition, effective if and when the New Subadvisory Agreement takes effect, the Prospectus is amended as follows:
The sections under “Summary of the Funds – AMG Managers DoubleLine Core Plus Bond Fund” titled “Fees and Expenses of the Fund” and “Expense Example” on page 3 are deleted and replaced with the following:
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class Z
Management Fee 1	0.23%	0.23%	0.23%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses 1	0.23%	0.28%	0.23%
Total Annual Fund Operating Expenses	0.71%	0.51%	0.46%
Fee Waiver and Expense Reimbursements 2	(0.03)%	(0.03)%	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements 2	0.68%	0.48%	0.43%

1	Expense information has been restated to reflect current fees.

2
AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2023, to waive management fees and/or pay or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service
(12b-1)
fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.43% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2023. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$69	$222	$391	$878
Class I	$49	$159	$281	$636
Class Z	$44	$143	$253	$575

The section titled “Additional Information About the Funds – AMG Managers DoubleLine Core Plus Bond Fund – Additional Information About the Fund’s Expenses and Performance” beginning on page 28 is deleted and replaced with the following:
ADDITIONAL INFORMATION ABOUT THE FUND’S EXPENSES AND PERFORMANCE
Under “Fees and Expenses of the Fund” in the Fund’s summary section, because Class I shares are authorized to pay up to 0.05% in shareholder servicing fees, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may fluctuate from year-to-year
based on the actual amount of shareholder servicing fees incurred. Shareholder servicing fees paid by the Class I shares are reflected in “Other Expenses” in the Annual Fund Operating Expenses table for such class. Please see “Choosing a Share Class” for more information on the Fund’s shareholder servicing fees. The Fund’s annual operating expenses may vary throughout the period and from year to year. The Fund’s expenses for the current fiscal year may be different than the expenses listed in the Fund’s fee and expense table above.
Under “Performance” in the Fund’s summary section, the performance information shown assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index shown in the table. Effective September 29, 2017, the Fund established one additional share class: Class Z. The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class I and Class Z shares would have similar annual returns as Class N shares because each class is invested in the same portfolio of securities. However, because Class I and Class Z shares are subject to different expenses than Class N shares, Class I and Class Z share performance varies. The performance information also reflects the impact of the Fund’s contractual expense limitations in effect during the periods shown. If the Investment Manager had not agreed to limit expenses, returns would have been lower.
As discussed under “Fees and Expenses of the Fund” in the Fund’s summary section, the Investment Manager has contractually agreed, through at least March 1, 2023, to waive management fees and/or pay or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service
(12b-1)
fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.43% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.
In the section titled “Additional Information About the Funds – Fund Management – AMG Managers DoubleLine Core Plus Bond Fund” on page 48, the second paragraph is deleted and replaced with the following:
The Fund is obligated by its Investment Advisory Agreement to pay an annual management fee to the Investment Manager of 0.23% of the average daily net assets of the Fund. The Investment Manager, in turn, pays Beutel Goodman a portion of this fee for its services as Subadviser. Under a separate Administration Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund and receives an annual administrative fee from the Fund for these services of 0.15% of the Fund’s average daily net assets.

The following is added to the section titled “Shareholder Guide – Choosing a Share Class – Class N Shares” on page 54 and replaces any different information in the section with respect to the shareholder servicing fees payable by the Fund:
Shareholders of Class N shares of AMG Beutel Goodman Core Plus Bond Fund do not bear shareholder servicing fees for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies.
The following is added to the section titled “Shareholder Guide – Choosing a Share Class – Class I Shares” on page 54 and replaces any different information in the section with respect to the shareholder servicing fees payable by the Fund:
Shareholders of Class I shares may bear shareholder servicing fees of up to 0.05% with respect to AMG Beutel Goodman Core Plus Bond Fund for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies.
The following is added to the third paragraph of the section titled “Shareholder Guide – Investing Through an Intermediary” beginning on page 54 and replaces any different information in the section with respect to the shareholder servicing fees payable by the Fund:
Class I shares of AMG Beutel Goodman Core Plus Bond Fund are authorized to pay shareholder servicing fees at a rate of up to 0.05% of the Fund’s average daily net assets with respect to such share class.
PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to 497(e)
File Nos.
033-68666
and
811-08004
AMG FUNDS IV
AMG Managers Fairpointe Mid Cap Fund
Supplement dated March 19, 2021 to the Prospectus, dated February 1, 2021
The following information supplements and supersedes any information to the contrary relating to
AMG Managers Fairpointe Mid Cap Fund (the “Fund”), a series of AMG Funds IV (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.
At a meeting held on March
17-18,
2021 (the “Meeting”), the Trust’s Board of Trustees (the “Board”) approved the appointment of River Road Asset Management, LLC (“River Road” or the “Subadviser”) as the subadviser to the Fund on an interim basis to replace Fairpointe Capital LLC (“Fairpointe”), effective March 19, 2021 (the “Implementation Date”). The appointment of River Road was pursuant to an interim subadvisory agreement between AMG Funds LLC (“AMGF”) and River Road (the “Interim Subadvisory Agreement”), to be effective until the earlier of 150 days after the termination of the former subadvisory agreement between AMGF and Fairpointe with respect to the Fund (the “Former Subadvisory Agreement”), which occurred on March 19, 2021, or the approval of a new subadvisory agreement between AMGF and River Road by the Board and Fund shareholders. At the Meeting, the Board also approved the longer-term appointment of River Road as the subadviser to the Fund, a new subadvisory agreement between AMGF and River Road (the “New Subadvisory Agreement”), and the submission of the New Subadvisory Agreement to Fund shareholders for approval. The rate of compensation to be received by River Road under the Interim Subadvisory Agreement approved by the Board is the same rate of compensation that Fairpointe would have received under the Former Subadvisory Agreement.
In connection with the hiring of River Road, effective as of the Implementation Date, the Fund (i) changed its name from AMG Managers Fairpointe Mid Cap Fund to AMG River Road Mid Cap Value Fund, (ii) made changes to its principal investment strategies and principal risks, and (iii) replaced its primary benchmark index with the Russell Midcap
®
Value Index and removed its secondary benchmark index.
Also in connection with the hiring of River Road, the Board approved the following fee changes for the Fund, all of which will be implemented upon the effectiveness of the New Subadvisory Agreement and will result in the overall reduction of the Fund’s net expense ratios: (i) the management fee for the Fund will be reduced from a tiered fee of 0.70% of the average daily net assets of the Fund for the first $100,000,000 of assets under management, 0.65% for the next $300,000,000 and 0.60% on amounts in excess of $400,000,000 to an annual fee of 0.56% of the average daily net assets of the Fund; (ii) the Fund’s existing contractual expense limitation agreement with AMGF will be replaced with a new contractual expense limitation agreement with AMGF pursuant to which AMGF will agree, through at least March 1, 2023, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service
(12b-1)
fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.76% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances; and (iii) the shareholder servicing fee waivers in place for Class N and Class I shares will be eliminated and the amount of shareholder servicing fees Class I and Class N shares of the Fund are authorized to pay to financial intermediaries will be decreased from 0.15% to 0.05% for Class I shares and 0.15% to 0.10% for Class N shares. AMGF pays a portion of the management fee to the Fund’s subadviser for its services.
The disposition of Fund securities in connection with the transition of the Fund’s investment objective and strategies is expected to cause the Fund to realize taxable income for U.S. federal income tax purposes. The Fund intends to make a special distribution to shareholders of all or a portion of such income and any other undistributed income for the current taxable year. This distribution will be taxable to shareholders who hold their shares in a taxable account. See “Certain Federal Income Tax Information” for further information.

In addition, effective as of the Implementation Date, the Prospectus is amended as follows:
All references to the name of the Fund shall refer to AMG River Road Mid Cap Value Fund. All references to Fairpointe shall be deleted and all references to the subadviser to the Fund shall refer to River Road. All references to Thyra E. Zerhusen, Frances E. Tuite and Brian M. Washkowiak as portfolio managers of the Fund shall be deleted and all references to the portfolio managers of the Fund shall refer to Matthew W. Moran, CFA, Daniel R. Johnson, CFA, CPA, and R. Andrew Beck.
The section titled “Summary of the Funds – AMG Managers Fairpointe Mid Cap Fund – Principal Investment Strategies” beginning on page 8 is deleted and replaced with the following:
PRINCIPAL INVESTMENT STRATEGIES
Until May 21, 2021, under normal conditions, the Fund invests at least 80% of its assets in stocks of mid-cap
companies with an improving revenue and earnings growth outlook. Effective May 21, 2021, under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of mid-capitalization
companies. The Fund currently considers
mid-cap
companies to be those with market capitalizations at the time of acquisition within the capitalization range of the Russell Midcap
®
Index (between $1.8 billion and $31.7 billion as of May 8, 2020, the date of the latest reconstitution of the Index (implemented by the Index June 26, 2020)). This capitalization range will change over time. The Fund may continue to hold securities of a portfolio company that subsequently drops below or appreciates above this capitalization threshold. Because of this, the Fund may have less than 80% of its net assets in securities of mid-cap
companies at any given time.
The Fund invests primarily in equity securities that River Road Asset Management, LLC, the subadviser to the Fund (“River Road” or the “Subadviser”), believes are undervalued. Value investing involves buying stocks that River Road believes are out of favor and/or undervalued in comparison to their peers or their prospects for growth. The Fund may also invest in common stock of companies with market capitalizations that are above or below that of the Russell Midcap
®
Index at the time of acquisition, real estate investment trusts (“REITs”), convertible securities, preferred securities, and foreign securities (directly and through depositary receipts).
The Subadviser’s investment philosophy is based upon its proprietary Absolute Value
®
approach, which seeks to generate attractive, sustainable, low volatility returns over the long term, with an emphasis on minimizing downside portfolio risk.
The Subadviser builds the Fund’s portfolio from the bottom up, making security-specific research central to the Subadviser’s process. At the core of the Subadviser’s Absolute Value
®
approach is a systematic method for assessing the
‘risk-to-reward’
characteristics of an investment. The goal of the research process is to formulate two outputs from which an investment decision is made – conviction rating (risk) and discount to value (reward). A stock’s conviction rating combined with its discount to value determine not only whether the stock qualifies for investment, but also how the stock will be sized within the Fund.
The Subadviser employs a balanced approach to diversification and a structured sell discipline that seeks to reduce portfolio volatility and the risk of permanent loss of capital.
The section titled “Summary of the Funds – AMG Managers Fairpointe Mid Cap Fund – Principal Risks” on page 9 is revised to remove “Growth Stock Risk” as a principal risk of the Fund and to reflect that the Fund is subject to the following additional principal risk:
Real Estate Industry Risk
—investments in the Fund may be subject to many of the same risks as a direct investment in real estate. The stock prices of companies in the real estate industry, including REITs, are typically sensitive to changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, as well as the management skill and creditworthiness of the issuer. REITs also depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders and are subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

Also with respect to the section titled “Summary of the Funds – AMG Managers Fairpointe Mid Cap Fund – Principal Risks” on page 9, “Sector Risk” is deleted and replaced with the following:
Sector Risk
—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the financials sector may comprise a significant portion of the Fund’s portfolio. Unique risks of the financials sector include, but are not limited to, government regulation uncertainty, yield curve fluctuation, asset flow fluctuation, and capital market fluctuations.
Also with respect to the section titled “Summary of the Funds – AMG Managers Fairpointe Mid Cap Fund – Principal Risks” on page 9, the principal risks shall appear in the following order: Market Risk; Small- and
Mid-Capitalization
Stock Risk; Management Risk; Sector Risk; Value Stock Risk; Convertible Securities Risk; Currency Risk; Foreign Investment Risk; Liquidity Risk; and Real Estate Industry Risk.
In the section titled “Summary of the Funds – AMG Managers Fairpointe Mid Cap Fund – Performance” on page 10, the first paragraph is deleted and replaced with the following:
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of two broad-based securities market indices. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
As of March 19, 2021, River Road was appointed as subadviser to the Fund and the Fund changed its name to “AMG River Road Mid Cap Value Fund,” adopted its current investment strategies and began comparing its performance to the Russell Midcap
®
Value Index. The Fund’s performance information for periods prior to March 19, 2021 reflects the Fund’s investment strategy that was in effect at that time and may have been different had the Fund’s current investment strategy been in effect.
To obtain updated performance information, please visit www.amgfunds.com or call 800.548.4539.
The Average Annual Total Returns table in the section titled “Summary of the Funds – AMG Managers Fairpointe Mid Cap Fund – Performance” on page 10 is deleted and replaced with the following:
Average Annual Total Returns as of 12/31/20

AMG River Road Mid Cap Value Fund	1 Year	5 Years	10 Years	Since Inception 1
Class N Return Before Taxes	3.87%	6.20%	7.65%	—
Class N Return After Taxes on Distributions	2.53%	4.65%	5.98%	—
Class N Return After Taxes on Distributions and Sale of Fund Shares	3.23%	4.78%	6.02%	—
Class I Return Before Taxes	4.12%	6.46%	7.92%	—
Class Z Return Before Taxes	4.21%	—	—	1.20%
Russell Midcap ® Value Index 2 (reflects no deduction for fees, expenses or taxes)	4.96%	9.73%	10.49%	6.69%
S&P MidCap 400 ® Index 2 (reflects no deduction for fees, expenses or taxes)	13.66%	12.35%	11.51%	9.80%

1	Class Z and Index performance shown reflects performance since the inception date of the Fund’s Class Z shares on September 29, 2017.

2
The Russell Midcap
®
Value Index replaced the S&P MidCap 400
®
Index as the Fund’s benchmark on March 19, 2021 because the Investment Manager and Subadviser believe the new benchmark is more representative of the Fund’s current investment strategies.

The section titled “Summary of the Funds – AMG Managers Fairpointe Mid Cap Fund – Portfolio Management” on page 10 is deleted and replaced with the following:
PORTFOLIO MANAGEMENT
Investment Manager
AMG Funds LLC
Subadviser
River Road Asset Management, LLC
(pursuant to an interim subadvisory agreement in anticipation of shareholder approval of a definitive subadvisory agreement)
Portfolio Managers
Matthew W. Moran, CFA
Vice President and Portfolio Manager of River Road;
Portfolio Manager of the Fund since March 2021.
Daniel R. Johnson, CFA, CPA
Vice President and Portfolio Manager of River Road;
Portfolio Manager of the Fund since March 2021.
R. Andrew Beck
Chief Executive Officer of River Road;
Portfolio Manager of the Fund since March 2021.
The section titled “Additional Information About the Funds – AMG Managers Fairpointe Mid Cap Fund – Additional Information About the Fund’s Principal Investment Strategies” on page 30 is deleted and replaced with the following:
ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES
The Fund currently considers
mid-cap
companies to be those with market capitalizations at the time of acquisition within the capitalization range of the Russell Midcap
®
Index. The Fund invests primarily in equity securities that River Road believes are undervalued. Value investing involves buying stocks that the Subadviser believes are out of favor and/or undervalued in comparison to their peers or their prospects for growth. The Fund may also invest in common stock of companies with market capitalizations that are above or below that of the Russell Midcap
®
Index at the time of acquisition, REITs, convertible preferred stocks, and foreign securities (directly and through depositary receipts).
The Subadviser’s investment philosophy is based upon its proprietary Absolute Value
®
approach, which seeks to generate attractive, sustainable, low volatility returns over the long term, with an emphasis on minimizing downside portfolio risk.
The Subadviser builds the Fund’s portfolio from the bottom up, making security-specific research central to the Subadviser’s process. At the core of the Subadviser’s Absolute Value
®
approach is a systematic method for assessing the
‘risk-to-reward’
characteristics of an investment. The goal of the research process is to formulate two outputs from which an investment decision is made – conviction rating (risk) and discount to value (reward). A stock’s conviction rating combined with its discount to value determine not only whether the stock qualifies for investment, but also how the stock will be sized within the Fund.

The Subadviser employs a balanced approach to diversification and a structured sell discipline that seeks to reduce portfolio volatility and the risk of permanent loss of capital.
The Fund may also invest in other convertible securities, derivatives, preferred stocks, royalty income trusts, Rule 144A securities, and U.S. government securities, including U.S. government agency securities.
The Fund has adopted a
non-fundamental
policy pursuant to Rule
35d-1
under the 1940 Act. Until May 21, 2021, under normal conditions, the Fund invests at least 80% of its assets in stocks of mid-cap
companies with an improving revenue and earnings growth outlook. For purposes of this policy, the term “assets” means “net assets plus the amount of borrowings for investment purposes.” Effective as of May 21, 2021, this policy will be replaced with the following policy: under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of mid-capitalization
companies. The Fund will provide shareholders with at least 60 days’ prior written notice of any change in this policy.
The Fund’s compliance with its investment limitations and requirements described in the Prospectus is usually determined at the time of investment. If such percentage limitation is complied with at the time of an investment, any subsequent change in percentage resulting from a change in values or assets, or a change in market capitalization of a company, will not constitute a violation of that limitation.
The section titled “Additional Information About the Funds – Summary of the Funds’ Principal Risks” beginning on page 40 is revised to remove Growth Stock Risk as a principal risk of the Fund and to reflect that Real Estate Industry Risk is a principal risk of the Fund.
In the section titled “Additional Information About the Funds – Fund Management – AMG Managers Fairpointe Mid Cap Fund” on page 48, the first paragraph is deleted and replaced with the following:
River Road Asset Management, LLC (“River Road”) has
day-to-day
responsibility for managing the Fund’s portfolio pursuant to an interim subadvisory agreement that became effective on March 19, 2021 and will remain in effect for 150 days or until shareholders of the Fund approve a definitive subadvisory agreement with River Road, if earlier. River Road, located at Meidinger Tower, 462 South Fourth Street, Suite 2000, Louisville, Kentucky 40202, was founded in 2005. AMG holds an indirect, majority equity interest in River Road, and members of River Road’s senior management team hold a substantial minority equity interest in the firm. As of December 31, 2020, River Road managed approximately $7.36 billion in assets.
In the section titled “Additional Information About the Funds – Portfolio Management” beginning on page 50, the information relating to AMG Managers Fairpointe Mid Cap Fund is deleted and replaced with the following:

AMG River Road Mid Cap Value Fund
Matthew W. Moran, CFA	Portfolio Manager of the Fund since March 2021. Mr. Moran is a Vice President and portfolio manager at River Road. Prior to joining River Road, Mr. Moran held various investment positions at Goldman Sachs, Citigroup, and Morningstar. He received his BS in Finance from Bradley University, his MBA from The University of Chicago Booth School of Business, and he holds the CFA designation and is a member of the CFA Institute and CFA Society of Louisville.

Daniel R. Johnson, CFA, CPA	Portfolio Manager of the Fund since March 2021. Mr. Johnson is a Vice President and portfolio manager at River Road. Prior to joining River Road, Mr. Johnson served as a public accountant with PricewaterhouseCoopers from 2005 to 2006. He received his BS in accounting and a Masters in Accountancy from the University of Kentucky. Mr. Johnson holds the Certified Public Accountant and CFA designations and is a member of the CFA Institute and CFA Society of Louisville.

R. Andrew Beck	Portfolio Manager of the Fund since March 2021. Mr. Beck is Chief Executive Officer of River Road. Mr. Beck was formerly employed as Senior Research Analyst, and, later, Senior Vice President and Portfolio Manager for SMC Capital Inc. (Commonwealth SMC) from 1999-2005. Mr. Beck received his BS from the University of Louisville and his MBA from Babson College.

In addition, effective if and when the New Subadvisory Agreement takes effect, the Prospectus is amended as follows:
The sections under “Summary of the Funds – AMG Managers Fairpointe Mid Cap Fund” titled “Fees and Expenses of the Fund” and “Expense Example” on page 8 are deleted and replaced with the following:
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class Z
Management Fee 1	0.56%	0.56%	0.56%
Distribution and Service (12b-1) Fees	0.24%	None	None
Other Expenses 1	0.31%	0.26%	0.21%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses 2	1.12%	0.83%	0.78%
Fee Waiver and Expense Reimbursements 3	(0.01)%	(0.01)%	(0.01)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements 2,3	1.11%	0.82%	0.77%

1	Expense information has been restated to reflect current fees.

2
The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.

3
AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2023, to waive management fees and/or pay or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service
(12b-1)
fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.76% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2023. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$113	$354	$615	$1,362
Class I	$84	$263	$459	$1,024
Class Z	$79	$248	$432	$965
The section titled “Additional Information About the Funds – AMG Managers Fairpointe Mid Cap Fund – Additional Information About the Fund’s Expenses and Performance” on page 31 is deleted and replaced with the following:
ADDITIONAL INFORMATION ABOUT THE FUND’S EXPENSES AND PERFORMANCE
Under “Fees and Expenses of the Fund” in the Fund’s summary section, because Class N and Class I shares are authorized to pay up to 0.10% and 0.05% in shareholder servicing fees, respectively, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may fluctuate from year-to-year
based on the actual amount of shareholder servicing fees incurred. Shareholder servicing fees paid by Class N and Class I shares are reflected in “Other Expenses” in the Annual Fund Operating Expenses table for such classes. Please see “Choosing a Share Class” for more information on the Fund’s shareholder servicing fees. The Fund’s annual operating expenses may vary throughout the period and from year to year. The Fund’s expenses for the current fiscal year may be different than the expenses listed in the Fund’s fee and expense table above.
Under “Performance” in the Fund’s summary section, the performance information shown assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the indices shown in the table. Effective September 29, 2017, the Fund established one additional share class: Class Z. The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class I and Class Z shares would have similar annual returns as Class N shares because each class is invested in the same portfolio of securities. However, because Class I and Class Z shares are subject to different expenses than Class N shares, Class I and Class Z share performance varies. The performance information also reflects the impact of the Fund’s contractual expense limitations in effect during the periods shown. If the Investment Manager had not agreed to limit expenses, returns would have been lower.
As discussed under “Fees and Expenses of the Fund” in the Fund’s summary section, the Investment Manager has contractually agreed, through at least March 1, 2023, to waive management fees and/or pay or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service
(12b-1)
fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.76% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.
In the section titled “Additional Information About the Funds – Fund Management – AMG Managers Fairpointe Mid Cap Fund” on page 48, the second paragraph is deleted and replaced with the following:
The Fund is obligated by its Investment Advisory Agreement to pay an annual management fee to the Investment Manager of 0.56% of the average daily net assets of the Fund. The Investment Manager, in turn, pays River Road a portion of this fee for its services as Subadviser. Under a separate Administration Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund and receives an annual administrative fee from the Fund for these services of 0.15% of the Fund’s average daily net assets.
The following is added to the section titled “Shareholder Guide – Choosing a Share Class – Class N Shares” on page 54 and replaces any different information in the section with respect to the shareholder servicing fees payable by the Fund:
Shareholders of Class N shares may bear shareholder servicing fees of up to 0.10% with respect to AMG River Road Mid Cap Value Fund for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies.
The following is added to the section titled “Shareholder Guide – Choosing a Share Class – Class I Shares” on page 54 and replaces any different information in the section with respect to the shareholder servicing fees payable by the Fund:
Shareholders of Class I shares may bear shareholder servicing fees of up to 0.05% with respect to AMG River Road Mid Cap Value Fund for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies.
The following is added to the third paragraph of the section titled “Shareholder Guide – Investing Through an Intermediary” beginning on page 54 and replaces any different information in the section with respect to the shareholder servicing fees payable by the Fund:
Class N and Class I shares of AMG River Road Mid Cap Value Fund are authorized to pay shareholder servicing fees at a rate of up to 0.10% and 0.05%, respectively, of the Fund’s average daily net assets with respect to such share class.
PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to 497(e)
File Nos.
033-68666
and
811-08004
AMG FUNDS IV
AMG Managers Fairpointe Mid Cap Fund
Supplement dated March 19, 2021 to the Prospectus, dated February 1, 2021
The following information supplements and supersedes any information to the contrary relating to
AMG Managers Fairpointe Mid Cap Fund (the “Fund”), a series of AMG Funds IV, contained in the Fund’s Prospectus, dated as noted above.
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Effective as of May 21, 2021, the Fund’s policy to, under normal conditions, invest at least 80% of its assets in stocks of mid-cap
companies with an improving revenue and earnings growth outlook will be replaced with the following policy: under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of mid-capitalization
companies.
PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to 497(e)
File Nos.
033-68666
and
811-08004
AMG FUNDS IV
AMG Managers LMCG Small Cap Growth Fund
Supplement dated March 19, 2021 to the Prospectus, dated February 1, 2021
The following information supplements and supersedes any information to the contrary relating to
AMG Managers LMCG Small Cap Growth Fund (the “Fund”), a series of AMG Funds IV (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.
At a meeting held on March
17-18,
2021 (the “Meeting”), the Trust’s Board of Trustees (the “Board”) approved the appointment of GW&K Investment Management, LLC (“GW&K” or the “Subadviser”) as the subadviser to the Fund on an interim basis to replace LMCG Investments, LLC (“LMCG”), effective March 19, 2021 (the “Implementation Date”). The appointment of GW&K was pursuant to an interim subadvisory agreement between AMG Funds LLC (“AMGF”) and GW&K (the “Interim Subadvisory Agreement”), to be effective until the earlier of 150 days after the termination of the former subadvisory agreement between AMGF and LMCG with respect to the Fund (the “Former Subadvisory Agreement”), which occurred on March 19, 2021, or the approval of a new subadvisory agreement between AMGF and GW&K by the Board and Fund shareholders. At the Meeting, the Board also approved the longer-term appointment of GW&K as the subadviser to the Fund, a new subadvisory agreement between AMGF and GW&K (the “New Subadvisory Agreement”), and the submission of the New Subadvisory Agreement to Fund shareholders for approval. The rate of compensation to be received by GW&K under the Interim Subadvisory Agreement approved by the Board is the same rate of compensation that LMCG would have received under the Former Subadvisory Agreement.
In connection with the hiring of GW&K, effective as of the Implementation Date, the Fund (i) changed its name from AMG Managers LMCG Small Cap Growth Fund to AMG GW&K Small Cap Fund II, and (ii) made changes to its principal investment strategies and principal risks.
Also in connection with the hiring of GW&K, effective as of May 21, 2021, the Fund’s policy to, under normal circumstances, invest at least 80% of its assets in common stocks and other equity securities of small-cap
companies will be replaced with the following policy: under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small- and mid-capitalization
companies. Also effective as of May 21, 2021, the Fund will (i) change its name from AMG GW&K Small Cap Fund II to AMG GW&K Small/Mid Cap Growth Fund, (ii) make changes to its principal investment strategies, and (ii) replace its existing benchmark index with the Russell 2500 Growth Index.
Also in connection with the hiring of GW&K, the Board approved the following fee changes for the Fund, all of which will be implemented upon the effectiveness of the New Subadvisory Agreement and will result in the overall reduction of the Fund’s net expense ratios: (i) the management fee for the Fund will be reduced from 0.90% to 0.62%; (ii) the Fund’s existing contractual expense limitation agreement with AMGF will be replaced with a new contractual expense limitation agreement with AMGF pursuant to which AMGF will agree, through at least March 1, 2023, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service
(12b-1)
fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.82% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances; and (iii) the shareholder servicing fee waivers in place will be eliminated, the shareholder servicing fees of up to 0.15% that Class N shares of the Fund are authorized to pay to financial intermediaries will be eliminated and the amount of shareholder servicing fees Class I shares of the Fund are authorized to pay to financial intermediaries will be decreased from 0.15% to 0.05%. AMGF pays a portion of the management fee to the Fund’s subadviser for its services.
The disposition of Fund securities in connection with the transition of the Fund’s investment objective and strategies is expected to cause the Fund to realize taxable income for U.S. federal income tax purposes. The Fund intends to make a special distribution to shareholders of all or a portion of such income. This distribution will be taxable to shareholders who hold their shares in a taxable account. See “Certain Federal Income Tax Information” for further information.

In addition, effective as of the Implementation Date, the Prospectus is amended as follows:
All references to the name of the Fund shall refer to AMG GW&K Small Cap Fund II. All references to LMCG shall be deleted and all references to the subadviser to the Fund shall refer to GW&K. All references to Andrew Morey as the portfolio manager of the Fund shall be deleted and all references to the portfolio managers of the Fund shall refer to Daniel L. Miller, CFA and Joseph C. Craigen, CFA.
The section titled “Summary of the Funds – AMG Managers LMCG Small Cap Growth Fund – Principal Investment Strategies” beginning on page 12 is deleted and replaced with the following:
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its assets in common stocks and other equity securities of small-cap
companies. The Fund primarily invests in common stock and preferred stock of U.S.
small-cap
companies. The Fund currently defines
small-cap
companies to be those with market capitalizations at the time of acquisition within the range of capitalizations of companies in the Russell 2000
®
Growth Index (between $11.22 million and $12.599 billion as of May 8, 2020, the date of the latest reconstitution of the Index (implemented by the Index June 26, 2020)). The Fund may continue to hold securities of a portfolio company that subsequently drops below or appreciates above the small-capitalization threshold. Because of this, the Fund may have less than 80% of its net assets in equity securities of small-cap
companies at any given time.
Through its fundamental research and proprietary screening, GW&K Investment Management, LLC, the subadviser to the Fund (“GW&K” or the “Subadviser”), seeks to identify quality companies with growth oriented characteristics. GW&K seeks to assemble a portfolio of securities diversified as to companies and sectors.
The Subadviser seeks to focus on quality small-capitalization companies with sound management and long-term sustainable growth. In selecting companies for the Fund, the Subadviser looks for firms with the following key attributes:

•	Experienced, tenured, high quality management;

•	Business models that deliver consistent long-term growth;

•	Leading companies in attractive and defensible niche markets;

•	Strong financial characteristics; and

•	Appropriate valuation.
The section titled “Summary of the Funds – AMG Managers LMCG Small Cap Growth Fund – Principal Risks” on page 13 is revised to remove “Exchange-Traded Fund Risk,” “Exchange-Traded Note Risk,” “Foreign Investment Risk,” “IPO Risk” and “Real Estate Industry Risk” as principal risks of the Fund.
Also with respect to the section titled “Summary of the Funds – AMG Managers LMCG Small Cap Growth Fund – Principal Risks” on page 13, the principal risks shall appear in the following order: Market Risk; Small- and
Mid-Capitalization
Stock Risk; Growth Stock Risk; Management Risk; Sector Risk; High Portfolio Turnover Risk; and Liquidity Risk.
In the section titled “Summary of the Funds – AMG Managers LMCG Small Cap Growth Fund – Performance” on page 14, the first paragraph is deleted and replaced with the following:
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.

As of March 19, 2021, GW&K was appointed as subadviser to the Fund and the Fund changed its name to “AMG GW&K Small Cap Fund II” and adopted its current investment strategies. The Fund’s performance information for periods prior to March 19, 2021 reflects the Fund’s investment strategy that was in effect at that time and may have been different had the Fund’s current investment strategy been in effect.
To obtain updated performance information, please visit www.amgfunds.com or call 800.548.4539.
The section titled “Summary of the Funds – AMG Managers LMCG Small Cap Growth Fund – Portfolio Management” on page 14 is deleted and replaced with the following:
PORTFOLIO MANAGEMENT
Investment Manager
AMG Funds LLC
Subadviser
GW&K Investment Management, LLC
(pursuant to an interim subadvisory agreement in anticipation of shareholder approval of a definitive subadvisory agreement)
Portfolio Managers
Daniel L. Miller, CFA
Partner and Director of Equities of GW&K;
Portfolio Manager of the Fund since March 2021.
Joseph C. Craigen, CFA
Partner and Equity Portfolio Manager of GW&K;
Portfolio Manager of the Fund since March 2021.
The section titled “Additional Information About the Funds – AMG Managers LMCG Small Cap Growth Fund – Additional Information About the Fund’s Principal Investment Strategies” on page 32 is deleted and replaced with the following:
ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES
The Subadviser utilizes fundamental research and
bottom-up
stock selection to seek to identify small-capitalization companies with sustainable earnings growth in niche markets, and whose management is focused on enhancing value for shareholders. The Fund seeks to hold securities for the long term. The Fund aims to participate in rising markets and defend in down markets.
Various factors may lead the Subadviser to consider selling a particular security, such as a significant change in the relevant company’s senior management or its products, a deterioration in its fundamental characteristics, if the company has corporate governance issues, or if the Subadviser believes the security has become overvalued.
The Fund has adopted a
non-fundamental
policy pursuant to Rule
35d-1
under the 1940 Act. Until May 21, 2021, under normal circumstances, the Fund invests at least 80% of its assets in common stocks and other equity securities of small-cap
companies. For purposes of this policy, the term “assets” means “net assets plus the amount of borrowings for investment purposes.” Effective as of May 21, 2021, this policy will be replaced with the following policy: under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small- and mid-capitalization
companies. The Fund will provide shareholders with at least 60 days’ prior written notice of any change in this policy.
The Fund’s compliance with its investment limitations and requirements described in the Prospectus is usually determined at the time of investment. If such percentage limitation is complied with at the time of an investment, any subsequent change in percentage resulting from a change in values or assets, or a change in market capitalization of a company, will not constitute a violation of that limitation.

The section titled “Additional Information About the Funds – Summary of the Funds’ Principal Risks” beginning on page 40 is revised to reflect that “Exchange-Traded Fund Risk,” “Exchange-Traded Note Risk,” “Foreign Investment Risk,” “IPO Risk” and “Real Estate Industry Risk” are no longer principal risks of the Fund.
In the section titled “Additional Information About the Funds – Fund Management – AMG Managers LMCG Small Cap Growth Fund” on page 48, the first paragraph is deleted and replaced with the following:
GW&K has
day-to-day
responsibility for managing the Fund’s portfolio pursuant to an interim Subadvisory Agreement that became effective on March 19, 2021 and will remain in effect for 150 days or until shareholders of the Fund approve a definitive Subadvisory Agreement with GW&K, if earlier. GW&K, located at 222 Berkeley Street, Boston, Massachusetts 02116, has advised individual and institutional clients since 1974 and, as of December 31, 2020, had assets under management of approximately $51 billion. AMG indirectly owns a majority interest in GW&K.
In the section titled “Additional Information About the Funds – Fund Management – Portfolio Management” beginning on page 50, the information relating to AMG Managers LMCG Small Cap Growth Fund is deleted and replaced with the following:

AMG GW&K Small Cap Fund II
Daniel L. Miller, CFA	Portfolio Manager of the Fund since March 2021. Mr. Miller joined GW&K in December 2008 as Partner and Director of Equities, responsible for overseeing all aspects of GW&K’s equity group, including portfolio management, research and trading. He is a member of GW&K’s Investment Committee. Mr. Miller spent 21 years at Putnam Investments, where he was Chief Investment Officer for the Specialty Growth Group from 1996 to 2004. After retiring from Putnam Investments in 2004, Mr. Miller worked as an investment consultant and financial consultant for various companies from 2004 to 2008, until he joined GW&K.

Joseph C. Craigen, CFA	Portfolio Manager of the Fund since March 2021. Mr. Craigen joined GW&K in 2008 and is a Partner and Equity Portfolio Manager. He is a member of the GW&K Equity team analyzing small and mid cap companies and it also a member of the firm’s Investment Committee. Prior to joining GW&K, Mr. Craigen held research analyst positions at Citizens Funds and Needham & Company, and was a research associate at Tucker Anthony.
In addition, effective as of May 21, 2021, the Prospectus is amended as follows:
All references to the name of the Fund shall refer to AMG GW&K Small/Mid Cap Growth Fund.
The section titled “Summary of the Funds – AMG Managers LMCG Small Cap Growth Fund – Principal Investment Strategies” beginning on page 12 is deleted and replaced with the following:
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small- and mid-capitalization
companies. The Fund primarily invests in common stock and preferred stock of U.S. small- and mid-capitalization
companies. The Fund currently defines small- and
mid-capitalization
companies to be those with market capitalizations at the time of purchase between $250 million and $10 billion or otherwise within the range of capitalizations of companies in the Russell 2500 Growth Index (between $35.59 million and $12.688 billion as of May 8, 2020, the date of the latest reconstitution of the Index (implemented by the Index June 26, 2020)).The Fund may continue to hold securities of a portfolio company that subsequently drops below or appreciates above this threshold. Because of this, the Fund may have less than 80% of its net assets in securities of small- and mid-capitalization
companies at any given time.

Through its fundamental research and proprietary screening, GW&K Investment Management, LLC, the subadviser to the Fund (“GW&K” or the “Subadviser”), seeks to identify quality companies with growth oriented characteristics. GW&K seeks to assemble a portfolio of securities diversified as to companies and sectors.
The Subadviser seeks to focus on quality small- and
mid-capitalization
companies with sound management and long-term sustainable growth. In selecting companies for the Fund, the Subadviser looks for firms with the following key attributes:

•	Experienced, tenured, high quality management;

•	Business models that deliver consistent long-term growth;

•	Leading companies in attractive and defensible niche markets;

•	Strong financial characteristics; and

•	Appropriate valuation.
In the section titled “Summary of the Funds – AMG Managers LMCG Small Cap Growth Fund – Performance” on page 14, the first three paragraphs are deleted and replaced with the following:
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of two broad-based securities market indices. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
As of March 19, 2021, GW&K was appointed as subadviser to the Fund, and the Fund changed its name to “AMG GW&K Small Cap Fund II” and made changes to its principal investment strategies. As of May 21, 2021, the Fund changed its name to “AMG GW&K Small/Mid Cap Growth Fund,” adopted its current investment strategies and began comparing its performance to the Russell 2500 Growth Index. The Fund’s performance information for periods prior to May 21, 2021 reflects the Fund’s investment strategy that was in effect at that time and may have been different had the Fund’s current investment strategy been in effect.
To obtain updated performance information, please visit www.amgfunds.com or call 800.548.4539.
The Average Annual Total Returns table in the section titled “Summary of the Funds – AMG Managers LMCG Small Cap Growth Fund – Performance” on page 14 is deleted and replaced with the following:
Average Annual Total Returns as of 12/31/20

AMG GW&K Small/Mid Cap Growth Fund	1 Year	5 Years	10 Years	Since Inception 1
Class N Return Before Taxes	45.61%	13.27%	11.93%	—
Class N Return After Taxes on Distributions	44.25%	13.05%	10.85%	—
Class N Return After Taxes on Distributions and Sale of Fund Shares	27.94%	10.64%	9.34%	—
Class I Return Before Taxes	45.89%	13.51%	—	11.38%
Russell 2500 Growth Index 2 (reflects no deduction for fees, expenses or taxes)	40.47%	18.68%	15.00%	14.64%
Russell 2000 ® Growth Index 2 (reflects no deduction for fees, expenses or taxes)	34.63%	16.36%	13.48%	12.86%

1	Class I and Index performance shown reflects performance since the inception date of the Fund’s Class I shares on June 1, 2011.

2
The Russell 2500 Growth Index replaced the Russell 2000
®
Growth Index as the Fund’s benchmark on May 21, 2021 because the Investment Manager and Subadviser believe the new benchmark is more representative of the Fund’s current investment strategies.

The section titled “Additional Information About the Funds – AMG Managers LMCG Small Cap Growth Fund – Additional Information About the Fund’s Principal Investment Strategies” on page 32 is deleted and replaced with the following:
ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES
The Subadviser utilizes fundamental research and
bottom-up
stock selection to seek to identify small- and
mid-capitalization
companies with sustainable earnings growth in niche markets, and whose management is focused on enhancing value for shareholders. The Fund seeks to hold securities for the long term. The Fund aims to participate in rising markets and defend in down markets.
Various factors may lead the Subadviser to consider selling a particular security, such as a significant change in the relevant company’s senior management or its products, a deterioration in its fundamental characteristics, if the company has corporate governance issues, or if the Subadviser believes the security has become overvalued.
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small- and mid-capitalization
companies. The Fund will provide shareholders with at least 60 days’ prior written notice of any change in this policy.
The Fund’s compliance with its investment limitations and requirements described in the Prospectus is usually determined at the time of investment. If such percentage limitation is complied with at the time of an investment, any subsequent change in percentage resulting from a change in values or assets, or a change in market capitalization of a company, will not constitute a violation of that limitation.
In addition, effective if and when the New Subadvisory Agreement takes effect, the Prospectus is amended as follows:
The sections under “Summary of the Funds – AMG Managers LMCG Small Cap Growth Fund” titled “Fees and Expenses of the Fund” and “Expense Example” on page 12 are deleted and replaced with the following:
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I
Management Fee 1	0.62%	0.62%
Distribution and Service (12b-1) Fees	0.19%	None
Other Expenses 1	0.44%	0.49%
Total Annual Fund Operating Expenses	1.25%	1.11%
Fee Waiver and Expense Reimbursements 2	(0.24)%	(0.24)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements 2	1.01%	0.87%

1	Expense information has been restated to reflect current fees.

2
AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2023, to waive management fees and/or pay or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service
(12b-1)
fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.82% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2023. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$103	$360	$651	$1,479
Class I	$89	$317	$576	$1,319
The section titled “Additional Information About the Funds – AMG Managers LMCG Small Cap Growth Fund – Additional Information About the Fund’s Expenses and Performance” on page 33 is deleted and replaced with the following:
ADDITIONAL INFORMATION ABOUT THE FUND’S EXPENSES AND PERFORMANCE
Under “Fees and Expenses of the Fund” in the Fund’s summary section, because Class I shares are authorized to pay up to 0.05% in shareholder servicing fees, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may fluctuate from year-to-year
based on the actual amount of shareholder servicing fees incurred. Shareholder servicing fees paid by Class I shares are reflected in “Other Expenses” in the Annual Fund Operating Expenses table for such class. Please see “Choosing a Share Class” for more information on the Fund’s shareholder servicing fees. The Fund’s annual operating expenses may vary throughout the period and from year to year. The Fund’s expenses for the current fiscal year may be different than the expenses listed in the Fund’s fee and expense table above.
Under “Performance” in the Fund’s summary section, the performance information shown assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index shown in the table. The information in the bar chart is for Class N shares of the Fund. Class I shares would have similar annual returns as Class N shares because each class is invested in the same portfolio of securities. However, because Class I shares are subject to different expenses than Class N shares, Class I share performance varies. The performance information also reflects the impact of the Fund’s contractual expense limitations in effect during the periods shown. If the Investment Manager had not agreed to limit expenses, returns would have been lower.

As discussed under “Fees and Expenses of the Fund” in the Fund’s summary section, the Investment Manager has contractually agreed, through at least March 1, 2023, to waive management fees and/or pay or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service
(12b-1)
fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.82% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.
In the section titled “Additional Information About the Funds – Fund Management – AMG Managers LMCG Small Cap Growth” on page 48, the second paragraph is deleted and replaced with the following:
The Fund is obligated by its Investment Advisory Agreement to pay an annual management fee to the Investment Manager of 0.62% of the average daily net assets of the Fund. The Investment Manager, in turn, pays GW&K a portion of this fee for its services as Subadviser. Under a separate Administration Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund and receives an annual administrative fee from the Fund for these services of 0.15% of the Fund’s average daily net assets.
The following is added to the section titled “Shareholder Guide – Choosing a Share Class – Class N Shares” on page 54 and replaces any different information in the section with respect to the shareholder servicing fees payable by the Fund:
Shareholders of Class N shares of AMG GW&K Small Cap Fund II do not bear shareholder servicing fees for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies.
The following is added to the section titled “Shareholder Guide – Choosing a Share Class – Class I Shares” on page 54 and replaces any different information in the section with respect to the shareholder servicing fees payable by the Fund:
Shareholders of Class I shares may bear shareholder servicing fees of up to 0.05% with respect to AMG GW&K Small Cap Fund II for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies.

The following is added to the third paragraph of the section titled “Shareholder Guide – Investing Through an Intermediary” beginning on page 54 and replaces any different information in the section with respect to the shareholder servicing fees payable by the Fund:
Class I shares of AMG GW&K Small Cap Fund II are authorized to pay shareholder servicing fees at a rate of up to 0.05% of the Fund’s average daily net assets with respect to such share class.
PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to 497(e)
File Nos.
033-68666
and
811-08004
AMG FUNDS IV
AMG Managers LMCG Small Cap Growth Fund
Supplement dated March 19, 2021 to the Prospectus, dated February 1, 2021
The following information supplements and supersedes any information to the contrary relating to
AMG Managers LMCG Small Cap Growth Fund (the “Fund”), a series of AMG Funds IV, contained in the Fund’s Prospectus, dated as noted above.
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Effective as of May 21, 2021, the Fund’s policy to, under normal circumstances, invest at least 80% of its assets in common stocks and other equity securities of small-cap
companies will be replaced with the following policy: under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small- and mid-capitalization
companies.
PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to 497(e)
File Nos.
033-68666
and
811-08004
AMG FUNDS IV
AMG Managers Montag & Caldwell Growth Fund
Supplement dated March 19, 2021 to the Prospectus, dated February 1, 2021
The following information supplements and supersedes any information to the contrary relating to
AMG Managers Montag & Caldwell Growth Fund (the “Fund”), a series of AMG Funds IV (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.
At a meeting held on March
17-18,
2021 (the “Meeting”), the Trust’s Board of Trustees (the “Board”) approved the appointment of Montrusco Bolton Investments, Inc. (“Montrusco Bolton” or the “Subadviser”) as the subadviser to the Fund on an interim basis to replace Montag & Caldwell, LLC (“Montag & Caldwell”), effective March 19, 2021 (the “Implementation Date”). The appointment of Montrusco Bolton was pursuant to an interim subadvisory agreement between AMG Funds LLC (“AMGF”) and Montrusco Bolton (the “Interim Subadvisory Agreement”), to be effective until the earlier of 150 days after the termination of the former subadvisory agreement between AMGF and Montag & Caldwell with respect to the Fund (the “Former Subadvisory Agreement”), which occurred on March 19, 2021, or the approval of a new subadvisory agreement between AMGF and Montrusco Bolton by the Board and Fund shareholders. At the Meeting, the Board also approved the longer-term appointment of Montrusco Bolton as the subadviser to the Fund, a new subadvisory agreement between AMGF and Montrusco Bolton (the “New Subadvisory Agreement”), and the submission of the New Subadvisory Agreement to Fund shareholders for approval. The rate of compensation to be received by Montrusco Bolton under the Interim Subadvisory Agreement approved by the Board is lower than the rate of compensation that Montag & Caldwell would have received under the Former Subadvisory Agreement.
In connection with the hiring of Montrusco Bolton, effective as of the Implementation Date, the Fund (i) changed its name from AMG Managers Montag & Caldwell Growth Fund to AMG Montrusco Bolton Large Cap Growth Fund, (ii) made changes to its principal investment strategies and principal risks, and (iii) replaced its existing benchmark index with the S&P 500 Growth Index.
Also in connection with the hiring of Montrusco Bolton, the Board approved the following fee changes for the Fund, all of which will be implemented upon the effectiveness of the New Subadvisory Agreement and will result in the overall reduction of the Fund’s net expense ratios: (i) the management fee for the Fund will be reduced from a tiered fee of 0.70% of the average daily net assets of the Fund for the first $800,000,000 of assets under management, 0.50% for amounts in excess of $800,000,000 up to $6,000,000,000, 0.45% on amounts in excess of $6,000,000,000 up to $12,000,000,000 and 0.40% on amounts in excess of $12,000,000,000 to an annual fee of 0.48% of the average daily net assets of the Fund; (ii) the Fund’s existing contractual expense limitation agreement with AMGF will be replaced with a new contractual expense limitation agreement with AMGF pursuant to which AMGF will agree, through at least March 1, 2023, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service
(12b-1)
fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.68% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances; and (iii) the shareholder servicing fee waivers in place for Class N and Class I shares will be eliminated and the amount of shareholder servicing fees Class I shares of the Fund are authorized to pay to financial intermediaries will be decreased from 0.15% to 0.05%. AMGF pays a portion of the management fee to the Fund’s subadviser for its services.
The disposition of Fund securities in connection with the transition of the Fund’s investment objective and strategies is expected to cause the Fund to realize taxable income for U.S. federal income tax purposes. The Fund intends to make a special distribution to shareholders of all or a portion of such income. This distribution will be taxable to shareholders who hold their shares in a taxable account. See “Certain Federal Income Tax Information” for further information.

In addition, effective as of the Implementation Date, the Prospectus is amended as follows:
All references to the name of the Fund shall refer to AMG Montrusco Bolton Large Cap Growth Fund. All references to Montag & Caldwell shall be deleted and all references to the subadviser to the Fund shall refer to Montrusco Bolton. All references to M. Scott Thompson and Ronald E. Canakaris as portfolio managers of the Fund shall be deleted and all references to the portfolio manager of the Fund shall refer to Jean David Meloche.
The section titled “Summary of the Funds – AMG Managers Montag & Caldwell Growth Fund – Principal Investment Strategies” on page 16 is deleted and replaced with the following:
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large-capitalization companies. The Fund currently considers large-capitalization companies to be those with a market capitalization at the time of purchase within the range of capitalizations of companies in the S&P 500 Index or the Russell 1000
®
Index. As of January 31, 2021, the range of market capitalizations of the S&P 500 Index was $3.3 billion to $2,243.6 billion. As of May 8, 2020, the date of the latest reconstitution of the Russell 1000
®
Index (implemented by the Index June 26, 2020), the range of market capitalizations of the Russell 1000
®
Index was $1.8 billion to $1,400.5 billion. This capitalization range will change over time. The Fund primarily invests in equity securities. The Fund may continue to hold securities of a portfolio company that subsequently drops below or appreciates above the large-capitalization threshold. Because of this, the Fund may have less than 80% of its net assets in securities of large-capitalization companies at any given time.
Montrusco Bolton Investments, Inc., the subadviser to the Fund (“Montrusco Bolton” or the “Subadviser”), employs a
“growth-at-a-reasonable-price”
(“GARP”) investment philosophy for the Fund when seeking to invest in companies that exhibit both growth and value characteristics. Montrusco Bolton selects stocks based on a fundamental, bottom-up
analysis. Montrusco Bolton integrates environmental, social and governance (“ESG”) factors and the United Nations’ Sustainable Development Goals (“SDG”) into its investment process through three elements: risk reduction through exclusions; investing in companies with high sustainability scores under Montrusco Bolton’s scoring system; and exerting influence over company management through active engagement. With respect to each potential investment, Montrusco Bolton scores the issuer’s sustainability by evaluating a set of ESG risk factors developed by Montrusco Bolton using independent analysis from third parties such as Sustainalytics as well as Montrusco Bolton’s own internal analysis. Montrusco Bolton then evaluates the issuer against certain identified SDGs. Montrusco Bolton further narrows the investment universe based on quality and growth factors, including low leverage, high return on invested capital and above sector earnings-per-share
growth.
At times, depending on market and other conditions, and in the sole discretion of the Subadviser, the Fund may invest a substantial portion of its assets in a small number of issuers, business sectors or industries. The Fund currently expects to hold between 25 and 40 positions at any time.
The section titled “Summary of the Funds – AMG Managers Montag & Caldwell Growth Fund – Principal Risks” beginning on page 16 is revised to remove “Sector Risk,” “Currency Risk,” “Foreign Investment Risk” and “Liquidity Risk” as principal risks of the Fund and to add the following as principal risks of the Fund:
ESG Investing Risk
—the Subadviser incorporates ESG criteria into its investment process, which may result in the selection or exclusion of securities of certain issuers for reasons other than financial performance, and carries the risk that the Fund’s investment returns may underperform funds that do not utilize an ESG investment strategy. The application of this strategy may affect the Fund’s investment exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact the Fund’s performance depending on whether such investments are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by the Subadviser or any judgment exercised by the Subadviser will reflect the beliefs or values of any particular investor. Socially responsible norms differ by region and industry, and a company’s ESG practices or the Subadviser’s assessment of a company’s ESG practices may change over time.

Focused Investment Risk
—to the extent the Fund invests a substantial portion of its assets in a relatively small number of securities or a particular market, industry, group of industries, country, region, group of countries, asset class or sector, it generally will be subject to greater risk than a fund that invests in a more diverse investment portfolio. In addition, the value of the Fund would be more susceptible to any single economic, market, political or regulatory occurrence affecting, for example, that particular market, industry, region or sector.
GARP Style Risk
— GARP investing involves buying stocks that have a reasonable price/earnings ratio in relationship to a company’s earnings growth rate. The Fund’s performance may be adversely affected when stocks preferred by a GARP investing strategy underperform or are not favored by investors in prevailing market and economic conditions.
Value Stock Risk
—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
Also with respect to the section titled “Summary of the Funds – AMG Managers Montag & Caldwell Growth Fund – Principal Risks” beginning on page 16, the principal risks shall appear in the following order: Market Risk; Management Risk; Focused Investment Risk; Growth Stock Risk; Large-Capitalization Stock Risk; Convertible Securities Risk; ESG Investing Risk; GARP Style Risk; and Value Stock Risk.
In the section titled “Summary of the Funds – AMG Managers Montag & Caldwell Growth Fund – Performance” on page 17, the first paragraph is deleted and replaced with the following:
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of two broad-based securities market indices. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
As of March 19, 2021, Montrusco Bolton was appointed as subadviser to the Fund and the Fund changed its name to “AMG Montrusco Bolton Large Cap Growth Fund,” adopted its current investment strategies and began comparing its performance to the S&P 500 Growth Index. The Fund’s performance information for periods prior to March 19, 2021 reflects the Fund’s investment strategy that was in effect at that time and may have been different had the Fund’s current investment strategy been in effect.
To obtain updated performance information please visit www.amgfunds.com or call 800.548.4539.
The Average Annual Total Returns table in the section titled “Summary of the Funds – AMG Managers Montag & Caldwell Growth Fund – Performance” on page 17 is deleted and replaced with the following:
Average Annual Total Returns as of 12/31/20

AMG Montrusco Bolton Large Cap Growth Fund	1 Year	5 Years	10 Years
Class N Return Before Taxes	31.85%	15.58%	13.23%
Class N Return After Taxes on Distributions	27.23%	12.09%	9.93%
Class N Return After Taxes on Distributions and Sale of Fund Shares	22.02%	11.62%	9.97%
Class I Return Before Taxes	32.10%	15.80%	13.48%
S&P 500 Growth Index 1 (reflects no deduction for fees, expenses or taxes)	33.47%	18.98%	16.49%
Russell 1000 ® Growth Index 1 (reflects no deduction for fees, expenses or taxes)	38.49%	21.00%	17.21%

1
The S&P 500 Growth Index replaced the Russell 1000
®
Growth Index as the Fund’s benchmark on March 19, 2021 because the Investment Manager and Subadviser believe the new benchmark is more representative of the Fund’s current investment strategies.

The section titled “Summary of the Funds – AMG Managers Montag & Caldwell Growth Fund – Portfolio Management” on page 18 is deleted and replaced with the following:
PORTFOLIO MANAGEMENT
Investment Manager
AMG Funds LLC
Subadviser
Montrusco Bolton Investments, Inc. (pursuant to an interim subadvisory agreement in anticipation of shareholder approval of a definitive subadvisory agreement)
Portfolio Manager
Jean David Meloche, CFA
Head of Global and U.S. Equities of Montrusco Bolton;
Portfolio Manager of the Fund since March 2021.
The section titled “Additional Information About the Funds – AMG Managers Montag & Caldwell Growth Fund – Additional Information About the Fund’s Principal Investment Strategies” on page 34 is deleted and replaced with the following:
ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large-capitalization companies. The Fund will provide shareholders with at least 60 days’ prior written notice of any change in this policy. The Fund primarily invests in equity securities. Equity securities may include common stocks and convertible securities.
The Fund generally expects to sell a particular security when the Subadviser believes one or more of the following reasons exists: investment thesis no longer holds; better investment opportunities present themselves; valuation is fully reflected in price; the issuer fails Montrusco Bolton’s ESG assessment; the issuer’s score under Montrusco Bolton’s proprietary stock scoring system falls below a certain threshold; and/or aggregate portfolio risk metrics indicate an undesired level or concentration of risk.
The Fund’s compliance with its investment limitations and requirements described in the Prospectus is usually determined at the time of investment. If such percentage limitation is complied with at the time of an investment, any subsequent change in percentage resulting from a change in values or assets, or a change in market capitalization of a company, will not constitute a violation of that limitation.
The section titled “Additional Information About the Funds – Summary of the Funds’ Principal Risks” beginning on page 40 is revised to reflect that “Sector Risk,” “Currency Risk,” “Foreign Investment Risk” and “Liquidity Risk” are no longer principal risks of the Fund; to reflect that “Focused Investment Risk,” “GARP Style Risk” and “Value Stock Risk” are principal risks of the Fund; and to add the following as a principal risk of the Fund:
ESG INVESTING RISK
The Subadviser incorporates ESG criteria into its investment process, which may result in the selection or exclusion of securities of certain issuers for reasons other than financial performance, and carries the risk that the Fund’s investment returns may underperform funds that do not utilize an ESG investment strategy. The application of this strategy may affect the Fund’s investment exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact the Fund’s performance depending on whether such investments are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by the Subadviser or any judgment exercised by the Subadviser will reflect the beliefs or values of any particular investor. In evaluating a company, the Subadviser is dependent upon information and data obtained through voluntary or third-party reporting that may be incomplete, inaccurate or unavailable, which could cause the Subadviser to incorrectly assess a company’s ESG practices. Socially responsible norms differ by region and industry, and a company’s ESG practices or the Subadviser’s assessment of a company’s ESG practices may change over time. The Fund will vote proxies in a manner that is consistent with its ESG criteria, which may not always be consistent with maximizing short-term performance of the issuer.
In the section titled “Additional Information About the Funds – Fund Management – AMG Managers Montag & Caldwell Growth Fund” beginning on page 48, the first paragraph is deleted and replaced with the following:
Montrusco Bolton has
day-to-day
responsibility for managing the Fund’s portfolio pursuant to an interim Subadvisory Agreement that became effective on March 19, 2021 and will remain in effect for 150 days or until shareholders of the Fund approve a definitive Subadvisory Agreement with Montrusco Bolton, if earlier. Montrusco Bolton is located at 1501 McGill College Avenue, Suite 1200, Montreal, Quebec, Canada H3A3M8. As of December 31, 2020, Montrusco Bolton had assets under management of approximately $5.1 billion. AMG indirectly owns a majority interest in Montrusco Bolton.
In the section titled “Additional Information About the Funds – Fund Management – Portfolio Management” beginning on page 50, the information relating to AMG Managers Montag & Caldwell Growth Fund is deleted and replaced with the following:

AMG Montrusco Bolton Large Cap Growth Fund

Jean David Meloche, CFA	Portfolio Manager of the Fund since March 2021. Mr. Meloche is Head of Global and U.S. Equities at Montrusco Bolton and is the portfolio manager for Montrusco Bolton’s U.S. equity and global equity funds. He joined Montrusco Bolton in January 2005 as an equity analyst, covering the financial sector. Mr. Meloche holds a Bachelor of Business Administration specialized in Finance from HEC Montréal. In addition, he holds the Chartered Financial Analyst designation (CFA).
In addition, effective if and when the New Subadvisory Agreement takes effect, the Prospectus is amended as follows:
The sections under “Summary of the Funds – AMG Managers Montag & Caldwell Growth Fund” titled “Fees and Expenses of the Fund” and “Expense Example” on page 16 are deleted and replaced with the following:
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I
Management Fee 1	0.48%	0.48%
Distribution and Service (12b-1) Fees	0.17%	None
Other Expenses 1	0.30%	0.27%
Total Annual Fund Operating Expenses	0.95%	0.75%
Fee Waiver and Expense Reimbursements 2	(0.02)%	(0.02)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements 2	0.93%	0.73%

1	Expense information has been restated to reflect current fees.

2
AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2023, to waive management fees and/or pay or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service
(12b-1)
fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.68% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2023. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$95	$300	$523	$1,164
Class I	$75	$237	$414	$927
The section titled “Additional Information About the Funds – AMG Managers Montag & Caldwell Growth Fund – Additional Information About the Fund’s Expenses and Performance” on page 35 is deleted and replaced with the following:
ADDITIONAL INFORMATION ABOUT THE FUND’S EXPENSES AND PERFORMANCE
Under “Fees and Expenses of the Fund” in the Fund’s summary section, because Class N and Class I shares are authorized to pay up to 0.15% and 0.05% in shareholder servicing fees, respectively, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may fluctuate from year-to-year
based on the actual amount of shareholder servicing fees incurred. Shareholder servicing fees paid by Class N and Class I shares are reflected in “Other Expenses” in the Annual Fund Operating Expenses table for such classes. Please see “Choosing a Share Class” for more information on the Fund’s shareholder servicing fees. The Fund’s annual operating expenses may vary throughout the period and from year to year. The Fund’s expenses for the current fiscal year may be different than the expenses listed in the Fund’s fee and expense table above.
Under “Performance” in the Fund’s summary section, the performance information shown assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index shown in the table. The information in the bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities. However, because Class I shares are subject to different expenses than Class N shares, Class I share performance varies. The performance information also reflects the impact of the Fund’s contractual expense limitations in effect during the periods shown. If the Investment Manager had not agreed to limit expenses, returns would have been lower.

As discussed under “Fees and Expenses of the Fund” in the Fund’s summary section, the Investment Manager has contractually agreed, through at least March 1, 2023, to waive management fees and/or pay or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service
(12b-1)
fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.68% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.
In the section titled “Additional Information About the Funds – Fund Management – AMG Managers Montag & Caldwell Growth Fund” beginning on page 48, the second paragraph is deleted and replaced with the following:
The Fund is obligated by its Investment Advisory Agreement to pay an annual management fee to the Investment Manager of 0.48% of the average daily net assets of the Fund. The Investment Manager, in turn, pays Montrusco Bolton a portion of this fee for its services as Subadviser. Under a separate Administration Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund and receives an annual administrative fee from the Fund for these services of 0.15% of the Fund’s average daily net assets.
The following is added to the section titled “Shareholder Guide – Choosing a Share Class – Class I Shares” on page 54 and replaces any different information in the section with respect to the shareholder servicing fees payable by the Fund:
Shareholders of Class I shares may bear shareholder servicing fees of up to 0.05% with respect to AMG Montrusco Bolton Large Cap Growth Fund for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies.
The following is added to the third paragraph of the section titled “Shareholder Guide – Investing Through an Intermediary” beginning on page 54 and replaces any different information in the section with respect to the shareholder servicing fees payable by the Fund:
Class N and Class I shares of AMG Montrusco Bolton Large Cap Growth Fund are authorized to pay shareholder servicing fees at a rate of up to 0.15% and 0.05%, respectively, of the Fund’s average daily net assets with respect to such share class.
PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to 497(e)
File Nos.
033-68666
and
811-08004
AMG FUNDS IV
AMG Managers Pictet International Fund
Supplement dated March 19, 2021 to the Prospectus, dated February 1, 2021
The following information supplements and supersedes any information to the contrary relating to
AMG Managers Pictet International Fund (the “Fund”), a series of AMG Funds IV (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.
At a meeting held on March
17-18,
2021 (the “Meeting”), the Trust’s Board of Trustees (the “Board”) approved the appointment of Beutel, Goodman & Company Ltd. (“Beutel Goodman” or the “Subadviser”) as the subadviser to the Fund on an interim basis to replace Pictet Asset Management Limited (“Pictet”), effective March 19, 2021 (the “Implementation Date”). The appointment of Beutel Goodman was pursuant to an interim subadvisory agreement between AMG Funds LLC (“AMGF”) and Beutel Goodman (the “Interim Subadvisory Agreement”), to be effective until the earlier of 150 days after the termination of the former subadvisory agreement between AMGF and Pictet with respect to the Fund (the “Former Subadvisory Agreement”), which occurred on March 19, 2021, or the approval of a new subadvisory agreement between AMGF and Beutel Goodman by the Board and Fund shareholders. At the Meeting, the Board also approved the longer-term appointment of Beutel Goodman as the subadviser to the Fund, a new subadvisory agreement between AMGF and Beutel Goodman (the “New Subadvisory Agreement”), and the submission of the New Subadvisory Agreement to Fund shareholders for approval. The rate of compensation to be received by Beutel Goodman under the Interim Subadvisory Agreement approved by the Board is the same rate of compensation that Pictet would have received under the Former Subadvisory Agreement.
In connection with the hiring of Beutel Goodman, effective as of the Implementation Date, the Fund (i) changed its name from AMG Managers Pictet International Fund to AMG Beutel Goodman International Equity Fund, and (ii) made changes to its principal investment strategies and principal risks.
Also in connection with the hiring of Beutel Goodman, the Board approved the following fee changes for the Fund, all of which will be implemented upon the effectiveness of the New Subadvisory Agreement and will result in the overall reduction of the Fund’s net expense ratios: (i) the management fee for the Fund will be reduced from 0.67% to 0.54%; and (ii) the Fund’s existing contractual expense limitation agreement with AMGF will be replaced with a new contractual expense limitation agreement with AMGF pursuant to which AMGF will agree, through at least March 1, 2023, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service
(12b-1)
fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.76% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. AMGF pays a portion of the management fee to the Fund’s subadviser for its services.
The disposition of Fund securities in connection with the transition of the Fund’s investment objective and strategies is expected to cause the Fund to realize taxable income for U.S. federal income tax purposes. The Fund intends to make a special distribution to shareholders of all or a portion of such income and any other undistributed income for the current taxable year. This distribution will be taxable to shareholders who hold their shares in a taxable account. See “Certain Federal Income Tax Information” for further information.
In addition, effective as of the Implementation Date, the Prospectus is amended as follows:
All references to the name of the Fund shall refer to AMG Beutel Goodman International Equity Fund. All references to Pictet shall be deleted and all references to the subadviser to the Fund shall refer to Beutel Goodman. All references to Fabio Paolini and Benjamin Beneche as portfolio managers of the Fund shall be deleted and all references to the portfolio managers of the Fund shall refer to KC Parker and Stanley Wu.

The section titled “Summary of the Funds – AMG Managers Pictet International Fund – Principal Investment Strategies” beginning on page 19 is deleted and replaced with the following:
PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in equity securities of
non-U.S.
companies. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities. The Fund may invest in securities of any market capitalization.
Beutel, Goodman & Company Ltd., the subadviser to the Fund (“Beutel Goodman” or the “Subadviser”), seeks companies whose management, in Beutel Goodman’s view, has consistently demonstrated a commitment to create shareholder value through the sustainable generation of free cash flow without undue financial leverage. Beutel Goodman performs an in-depth
research process to identify what it believes are high quality companies that generate sustainable free cash flow and earn in excess of their cost of capital over an economic cycle. Beutel Goodman also analyzes company management’s track record of capital investments and track record of returning cash to shareholders. The Subadviser leverages deep investment experience to identify companies that exhibit strong free cash flow, a competitive industry position, and a healthy balance sheet. In selecting investments for the Fund, the Subadviser performs valuation analysis, and seeks to purchase companies at a significant discount to their intrinsic value.
Under normal circumstances, the Fund invests at least 40% (or if conditions are not favorable, in the view of Beutel Goodman, at least 30%) of its net assets in investments economically tied to countries other than the U.S., and the Fund will hold investments economically tied to a minimum of three countries other than the U.S. The Fund considers an investment to be economically tied to a country other than the U.S. if it provides investment exposure to a
non-U.S.
issuer. The Fund considers a company to be a
non-U.S.
issuer if (i) it is organized outside the U.S. or maintains a principal place of business outside the U.S., (ii) its securities are traded principally outside the U.S., or (iii) during its most recent fiscal year, it derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed outside the U.S. or it has at least 50% of its assets outside the U.S. The Fund may invest in securities of issuers located in any country outside the U.S., including developed and emerging market countries. The Fund may invest up to 15% of its net assets in emerging market countries.
At times, depending on market and other conditions, and in the sole discretion of the Subadviser, the Fund may invest a substantial portion of its assets in a small number of issuers, business sectors or industries. The Fund generally does not hedge against currency risk. The Fund currently expects to hold between 25 and 50 positions at any time.
The section titled “Summary of the Funds – AMG Managers Pictet International Fund – Principal Risks” beginning on page 20 is revised to remove “GARP Style Risk,” “Geographic Focus Risk,” “Growth Stock Risk,” “Hedging Risk” and “IPO Risk” as principal risks of the Fund and to add the following as a principal risk of the Fund:
Large-Capitalization Stock Risk
—the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization
companies.
Also with respect to the section titled “Summary of the Funds – AMG Managers Pictet International Fund – Principal Risks” beginning on page 20, “Sector Risk” is deleted and replaced with the following:
Sector Risk
—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.
Also with respect to the section titled “Summary of the Funds – AMG Managers Pictet International Fund – Principal Risks” beginning on page 20, the principal risks shall appear in the following order: Market Risk; Foreign Investment Risk; Management Risk; Focused Investment Risk; Small- and
Mid-Capitalization
Stock Risk; Currency Risk; Emerging Markets Risk; Large-Capitalization Stock Risk; Liquidity Risk; Sector Risk; and Value Stock Risk.

In the section titled “Summary of the Funds – AMG Managers Pictet International Fund – Performance” on page 21, the following is added after the first paragraph:
As of March 19, 2021, Beutel Goodman was appointed as subadviser to the Fund and the Fund changed its name to “AMG Beutel Goodman International Equity Fund” and adopted its current investment strategies. The Fund’s performance information for periods prior to March 19, 2021 reflects the Fund’s investment strategy that was in effect at that time and may have been different had the Fund’s current investment strategy been in effect.
The section titled “Summary of the Funds – AMG Managers Pictet International Fund – Portfolio Management” beginning on page 21 is deleted and replaced with the following:
PORTFOLIO MANAGEMENT
Investment Manager
AMG Funds LLC
Subadviser
Beutel, Goodman & Company Ltd.
(pursuant to an interim subadvisory agreement in anticipation of shareholder approval of a definitive subadvisory agreement)
Portfolio Managers
KC Parker, CFA
Vice President, U.S. and International Equities, Beutel Goodman;
Portfolio Manager of the Fund since March 2021.
Stanley Wu, CFA
Vice President, U.S. and International Equities, Beutel Goodman;
Portfolio Manager of the Fund since March 2021.
The section titled “Additional Information About the Funds – AMG Managers Pictet International Fund – Additional Information About the Fund’s Principal Investment Strategies” beginning on page 36 is deleted and replaced with the following:
ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities. The Fund will provide shareholders with at least 60 days’ prior written notice of any change in this policy.
The Subadviser’s sell discipline seeks to capture gains and mitigate risks. The Fund generally expects to consider selling a particular security when, for example, the Subadviser believes one or more of the following reasons exists: a security’s price reaches a certain price; the issuer has experienced a change in senior management or corporate strategy; the issuer has experienced a major asset acquisition or disposal; or the Subadviser no longer has an expectation for future positive returns.
The Fund’s compliance with its investment limitations and requirements described in the Prospectus is usually determined at the time of investment. If such percentage limitation is complied with at the time of an investment, any subsequent change in percentage resulting from a change in values or assets, or a change in market capitalization of a company, will not constitute a violation of that limitation.
The section titled “Additional Information About the Funds – Summary of the Funds’ Principal Risks” beginning on page 40 is revised to reflect that “GARP Style Risk,” “Geographic Focus Risk,” “Growth Stock Risk,” “Hedging Risk” and “IPO Risk” are no longer principal risks of the Fund, and to reflect that “Large-Capitalization Stock Risk” is a principal risk of the Fund.

In the section titled “Additional Information About the Funds – Fund Management – AMG Managers Pictet International Fund” on page 49, the first paragraph is deleted and replaced with the following:
Beutel Goodman has
day-to-day
responsibility for managing the Fund’s portfolio pursuant to an interim Subadvisory Agreement that became effective on March 19, 2021 and will remain in effect for 150 days or until shareholders of the Fund approve a definitive Subadvisory Agreement with Beutel Goodman, if earlier. Beutel Goodman is located at 20 Eglinton Avenue West, Suite 2000, Toronto, Ontario, Canada, M4R 1K8. As of December 31, 2020, Beutel Goodman had assets under management of approximately $32.5 billion. Beutel Goodman’s principal owners are the Beutel Goodman Voting Trust and AMG. Beutel Goodman Voting Trust is composed of a group of 92 current and former employees of Beutel Goodman and holds as a group a 51% interest in Beutel Goodman. AMG holds an indirect minority 49% position.
In the section titled “Additional Information About the Funds – Fund Management – Portfolio Management” beginning on page 50, the information relating to AMG Managers Pictet International Fund is deleted and replaced with the following:

AMG Beutel Goodman International Equity Fund
KC Parker, CFA	Portfolio Manager of the Fund since March 2021. Mr. Parker joined Beutel Goodman in 2006, is Vice President, U.S. and International Equities, and has 15 years of investment experience. He is a portfolio manager and research analyst specializing in U.S. and global equities. Prior to joining Beutel Goodman, Mr. Parker was senior partner in an Ottawa-based technology firm. He is a graduate of Simon Fraser University and a CFA charterholder.

Stanley Wu, CFA	Portfolio Manager of the Fund since March 2021. Mr. Wu joined Beutel Goodman in 2016, is Vice President, U.S. and International Equities, and has 20 years of investment experience. He is a portfolio manager and research analyst specializing in U.S. and global equities. Most recently, Mr. Wu worked at Jarislowsky Fraser as co-manager
of their international and global equity strategies and was involved in oversight of the firm’s research process. Previous to that, he was an equity analyst at Letko Brosseau & Associates. Mr. Wu is a graduate of McGill University, the Chinese Academy of Sciences and Zhejiang University. He is also a CFA Charterholder.
In addition, effective if and when the New Subadvisory Agreement takes effect, the Prospectus is amended as follows:
The sections under “Summary of the Funds – AMG Managers Pictet International Fund” titled “Fees and Expenses of the Fund” and “Expense Example” on page 19 are deleted and replaced with the following:
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class Z
Management Fee 1	0.54%	0.54%	0.54%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses	0.43%	0.38%	0.28%
Total Annual Fund Operating Expenses	1.22%	0.92%	0.82%
Fee Waiver and Expense Reimbursements 2	(0.06)%	(0.06)%	(0.06)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements 2	1.16%	0.86%	0.76%

1	Expense information has been restated to reflect current fees.

2
AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2023, to waive management fees and/or pay or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service
(12b-1)
fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.76% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2023. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$118	$378	$662	$1,469
Class I	$88	$284	$500	$1,123
Class Z	$78	$253	$446	$1,005
The third paragraph in the section titled “Additional Information About the Funds – AMG Managers Pictet International Fund – Additional Information About the Fund’s Expenses and Performance” beginning on page 36 is deleted and replaced with the following:
As discussed under “Fees and Expenses of the Fund” in the Fund’s summary section, the Investment Manager has contractually agreed, through at least March 1, 2023, to waive management fees and/or pay or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service
(12b-1)
fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.76% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.
In the section titled “Additional Information About the Funds – Fund Management – AMG Managers Pictet International Fund” on page 49, the second paragraph is deleted and replaced with the following:
The Fund is obligated by its Investment Advisory Agreement to pay an annual management fee to the Investment Manager of 0.54% of the average daily net assets of the Fund. The Investment Manager, in turn, pays Beutel Goodman a portion of this fee for its services as Subadviser. Under a separate Administration Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund and receives an annual administrative fee from the Fund for these services of 0.15% of the Fund’s average daily net assets.
PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to 497(e)
File Nos.
033-68666
and
811-08004
AMG FUNDS IV
AMG Managers Silvercrest Small Cap Fund
Supplement dated March 19, 2021 to the Prospectus, dated February 1, 2021
The following information supplements and supersedes any information to the contrary relating to
AMG Managers Silvercrest Small Cap Fund (the “Fund”), a series of AMG Funds IV (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.
At a meeting held on March
17-18,
2021 (the “Meeting”), the Trust’s Board of Trustees (the “Board”) approved the appointment of GW&K Investment Management, LLC (“GW&K” or the “Subadviser”) as the subadviser to the Fund to replace Silvercrest Asset Management Group LLC (“Silvercrest”) and the reorganization of the Fund with and into AMG GW&K Small Cap Value Fund (formerly AMG Managers Skyline Special Equities Fund), a series of AMG Funds (the “Reorganization”), subject in each case to the approval of shareholders of the Fund.
At the Meeting, the Board approved the appointment of GW&K as the subadviser to the Fund, effective March 19, 2021 (the “Implementation Date”), pursuant to an interim subadvisory agreement between AMG Funds LLC (“AMGF”) and GW&K (the “Interim Subadvisory Agreement”), to be effective for a term no longer than 150 days after the termination of the former subadvisory agreement with Silvercrest (the “Former Subadvisory Agreement”). The Interim Subadvisory Agreement will automatically terminate upon the earliest to occur of (i) the closing date of the Reorganization, (ii) shareholder approval and implementation of a new subadvisory agreement between AMGF and GW&K (the “New Subadvisory Agreement”), and (iii) the expiration of the Interim Subadvisory Agreement’s
150-day
maximum term. The rate of compensation to be received by GW&K under the Interim Subadvisory Agreement approved by the Board is the same rate of compensation that Silvercrest would have received under the Former Subadvisory Agreement.
At the Meeting, the Board also approved (i) the longer-term appointment of GW&K as the subadviser to the Fund, (ii) the New Subadvisory Agreement, and (iii) the submission of the Reorganization and New Subadvisory Agreement to Fund shareholders for approval. If approved by Fund shareholders, the New Subadvisory Agreement would only go into effect in the event the Reorganization is not consummated prior to August 16, 2021, when the Interim Subadvisory Agreement will automatically terminate.
In connection with the hiring of GW&K, effective as of the Implementation Date, the Fund (i) changed its name from AMG Managers Silvercrest Small Cap Fund to AMG GW&K Small Cap Value Fund II, (ii) made changes to its principal investment strategies and principal risks, and (iii) removed the Russell 2000
®
Index as the Fund’s secondary benchmark.
The disposition of Fund securities in connection with the transition of the Fund’s investment objective and strategies is expected to cause the Fund to realize taxable income for U.S. federal income tax purposes. The Fund intends to make a special distribution to shareholders of all or a portion of such income and any other undistributed income for the current taxable year. This distribution will be taxable to shareholders who hold their shares in a taxable account. See “Certain Federal Income Tax Information” for further information.
In addition, effective as of the Implementation Date, the Prospectus is amended as follows:
All references to the name of the Fund shall refer to AMG GW&K Small Cap Value Fund II. All references to Silvercrest shall be deleted and all references to the subadviser to the Fund shall refer to GW&K. All references to Roger W. Vogel as the portfolio manager of the Fund shall be deleted and all references to the portfolio managers of the Fund shall refer to Jeffrey O. Whitney, CFA and Daniel L. Miller, CFA.

The section titled “Summary of the Funds – AMG Managers Silvercrest Small Cap Fund – Principal Investment Strategies” beginning on page 23 is deleted and replaced with the following:
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its assets in common stocks and other equity securities of small-cap
companies.
Small-cap
companies are those with a market capitalization at the time of purchase of less than $5 billion or otherwise within the range of capitalizations of companies in the Russell 2000
®
Index, the S&P SmallCap 600 Index, or the Dow Jones U.S.
Small-Cap
Total Stock Market Index. As of May 8, 2020, the date of the latest reconstitution of the Russell 2000
®
Index (implemented by the Index June 26, 2020), the range of market capitalizations of the Russell 2000
®
Index was $94.8 million to $4.4 billion. As of January 31, 2021, the range of market capitalizations of the S&P SmallCap 600 Index was $143.11 million to $21.177 billion. As of January 31, 2021, the range of market capitalizations of the Dow Jones U.S.
Small-Cap
Total Stock Market Index was $65.9 million to $31.412 billion. These capitalization ranges will change over time. The Fund may continue to hold securities of a portfolio company that subsequently appreciates above the small-cap
threshold. Because of this, the Fund may have less than 80% of its net assets in common stocks and other equity securities of small-cap
companies at any given time. The Fund may also invest in real estate investment trusts (“REITs”).
Through its fundamental research and proprietary screening, GW&K Investment Management, LLC, the subadviser to the Fund (“GW&K” or the “Subadviser”), seeks to identify well-managed, undervalued companies with improving fundamental and financial characteristics. GW&K seeks to assemble a portfolio of securities diversified as to companies and sectors.
The section titled “Summary of the Funds – AMG Managers Silvercrest Small Cap Fund – Principal Risks” on page 24 is revised to remove “Convertible Securities Risk” as a principal risk of the Fund.
Also with respect to the section titled “Summary of the Funds – AMG Managers Silvercrest Small Cap Fund – Principal Risks” on page 24, “Sector Risk” and “Small- and
Mid-Capitalization
Stock Risk” are deleted and replaced with the following:
Sector Risk
—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the financials sector may comprise a significant portion of the Fund’s portfolio. Unique risks of the financials sector include, but are not limited to, government regulation uncertainty, yield curve fluctuation, asset flow fluctuation, and capital market fluctuations.
Small-Capitalization Stock Risk
—the stocks of small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Also with respect to the section titled “Summary of the Funds – AMG Managers Silvercrest Small Cap Fund – Principal Risks” on page 24, the principal risks shall appear in the following order: Market Risk; Small-Capitalization Stock Risk; Value Stock Risk; Management Risk; Liquidity Risk; Real Estate Industry Risk; and Sector Risk.
In the section titled “Summary of the Funds – AMG Managers Silvercrest Small Cap Fund – Performance” beginning on page 24, the first paragraph is deleted and replaced with the following:
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
As of March 19, 2021, GW&K was appointed as subadviser to the Fund and the Fund changed its name to “AMG GW&K Small Cap Value Fund II” and adopted its current investment strategies. The Fund’s performance information for periods prior to March 19, 2021 reflects the Fund’s investment strategy that was in effect at that time and may have been different had the Fund’s current investment strategy been in effect.
To obtain updated performance information, please visit www.amgfunds.com or call 800.548.4539.

The Average Annual Total Returns table in the section titled “Summary of the Funds – AMG Managers Silvercrest Small Cap Fund – Performance” beginning on page 24 is deleted and replaced with the following:
Average Annual Total Returns as of 12/31/20

AMG GW&K Small Cap Value Fund II	1 Year	5 Years	Since Inception
Class N Return Before Taxes	4.19%	8.53%	9.95	% 1
Class N Return After Taxes on Distributions	4.19%	7.40%	8.99	% 1
Class N Return After Taxes on Distributions and Sale of Fund Shares	2.48%	6.57%	7.96	% 1
Class I Return Before Taxes	4.45%	8.79%	10.23	% 1
Class Z Return Before Taxes	4.52%	—	3.25	% 2
Russell 2000 ® Value Index (reflects no deduction for fees, expenses or taxes)	4.63%	9.65%	10.22	% 1
Russell 2000 ® Value Index (reflects no deduction for fees, expenses or taxes)	4.63%	9.65%	4.08	% 2

1	Class N, Class I and Index performance shown reflects performance since the inception date of the Fund’s Class N and Class I shares on December 27, 2011.

2	Class Z and Index performance shown reflects performance since the inception date of the Fund’s Class Z shares on September 29, 2017.
The section titled “Summary of the Funds – AMG Managers Silvercrest Small Cap Fund – Portfolio Management” on page 25 is deleted and replaced with the following:
PORTFOLIO MANAGEMENT
Investment Manager
AMG Funds LLC
Subadviser
GW&K Investment Management, LLC
(pursuant to an interim subadvisory agreement in anticipation of shareholder approval of the proposed reorganization of the Fund with and into AMG GW&K Small Cap Value Fund (formerly AMG Managers Skyline Special Equities Fund), a series of AMG Funds, or a definitive subadvisory agreement)
Portfolio Managers
Jeffrey O. Whitney, CFA
Partner and Equity Portfolio Manager of GW&K; Portfolio Manager of the Fund since March 2021.
Daniel L. Miller, CFA
Partner and Director of Equities of GW&K; Portfolio Manager of the Fund since March 2021.
The section titled “Additional Information About the Funds – AMG Managers Silvercrest Small Cap Fund – Additional Information About the Fund’s Principal Investment Strategies” on page 38 is deleted and replaced with the following:
ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES
Through its fundamental research and proprietary screening, GW&K seeks to identify well-managed, undervalued companies with improving fundamental and financial characteristics. The Fund seeks to hold securities for the long term until value is recognized in the market place. The Fund aims to participate in rising markets and defend in down markets.

GW&K utilizes its proprietary screening process to narrow the investment universe of small-cap
companies. GW&K’s proprietary screening process evaluates:

•	Valuation, uncovering undervalued stocks;

•	Quality, identifying sustainable and reliable earnings; and

•	Change, focusing on positive trends.
In selecting companies for the Fund, GW&K seeks to identify firms with the following key attributes:

•	Attractive valuation;

•	Motivated leadership, high-quality management;

•	Companies in stable or improving markets;

•	Improving financial metrics; and

•	Companies with a positive catalyst for change
GW&K seeks to manage risk through its proprietary screening process, rigorous valuation discipline, in-depth
fundamental research and portfolio construction.
Various factors may lead GW&K to consider selling a particular security, such as the company’s valuation (for example, when GW&K’s estimate of intrinsic value is reached), management (for example, changes in the management team or corporate governance issues), market positioning (for example, a deterioration of fundamentals), financial stability (for example, increased levels of debt or declining profit margins) and/or growth profile (for example, a deteriorating earnings outlook).
The Fund has adopted a
non-fundamental
policy pursuant to Rule
35d-1
under the 1940 Act. Under normal circumstances, the Fund invests at least 80% of its assets in common stocks and other equity securities of small-cap
companies. The Fund will provide shareholders with at least 60 days’ prior written notice of any change in this policy. For purposes of this policy, the term “assets” means “net assets plus the amount of borrowings for investment purposes.”
The Fund’s compliance with its investment limitations and requirements described in the Prospectus is usually determined at the time of investment. If such percentage limitation is complied with at the time of an investment, any subsequent change in percentage resulting from a change in values or assets, or a change in market capitalization of a company, will not constitute a violation of that limitation.
The section titled “Additional Information About the Funds – Summary of the Funds’ Principal Risks” beginning on page 40 is revised to remove “Convertible Securities Risk” as a principal risk of the Fund.
In the section titled “Additional Information About the Funds – Fund Management – AMG Managers Silvercrest Small Cap Fund” on page 49, the first paragraph is deleted and replaced with the following:
GW&K has
day-to-day
responsibility for managing the Fund’s portfolio pursuant to an interim Subadvisory Agreement that became effective on March 19, 2021 and will remain in effect for a term no longer than 150 days. The Board of Trustees has approved the reorganization of the Fund with and into AMG GW&K Small Cap Value Fund (formerly AMG Managers Skyline Special Equities Fund), a series of AMG Funds (the “Reorganization”), the longer-term appointment of GW&K as subadviser to the Fund pursuant to a new subadvisory agreement (the “New Small Cap Value Fund II Subadvisory Agreement”), and the submission of the Reorganization and the New Small Cap Value Fund II Subadvisory Agreement to the Fund’s shareholders for approval. The interim Subadvisory Agreement will automatically terminate upon the earliest to occur of (i) the closing date of the Reorganization, (ii) shareholder approval and implementation of the New Small Cap Value Fund II Subadvisory Agreement, and (iii) the expiration of the interim Subadvisory Agreement’s
150-day
maximum term. If approved by Fund shareholders, the New Small Cap Value Fund II Subadvisory Agreement would only go into effect in the event the Reorganization is not consummated prior to August 16, 2021, when the interim Subadvisory Agreement will automatically terminate.

GW&K, located at 222 Berkeley Street, Boston, Massachusetts 02116, has advised individual and institutional clients since 1974 and, as of December 31, 2020, had assets under management of approximately $51 billion. AMG indirectly owns a majority interest in GW&K.
In the section titled “Additional Information About the Funds – Fund Management – Portfolio Management” beginning on page 50, the information relating to AMG Managers Silvercrest Small Cap Fund is deleted and replaced with the following:

AMG GW&K Small Cap Value Fund II
Jeffrey O. Whitney, CFA	Portfolio Manager of the Fund since March 2021. Mr. Whitney joined GW&K in 2005 and is a Partner and Equity Portfolio Manager. He is a member of the GW&K Equity team analyzing small cap companies and is also a member of the firm’s Investment Committee. Prior to joining GW&K, Mr. Whitney was an Assistant Portfolio Manager at ING Investment Management and a Vice President and Equity Analyst at J.P. Morgan Fleming Asset Management.

Daniel L. Miller, CFA	Portfolio Manager of the Fund since March 2021. Mr. Miller joined GW&K in December 2008 as Partner and Director of Equities, responsible for overseeing all aspects of GW&K’s equity group, including portfolio management, research and trading. He is a member of GW&K’s Investment Committee. Mr. Miller spent 21 years at Putnam Investments, where he was Chief Investment Officer for the Specialty Growth Group from 1996 to 2004. After retiring from Putnam Investments in 2004, Mr. Miller worked as an investment consultant and financial consultant for various companies from 2004 to 2008, until he joined GW&K.
PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to 497(e)

File Nos. 033-68666 and 811-08004

AMG FUNDS IV

AMG Managers DoubleLine Core Plus Bond Fund

Supplement dated March 19, 2021 to the Statement of Additional Information, dated February 1, 2021

The following information supplements and supersedes any information to the contrary relating to AMG Managers DoubleLine Core Plus Bond Fund (the “Fund”), a series of AMG Funds IV (the “Trust”), contained in the Fund’s Statement of Additional Information (the “SAI”), dated as noted above.

At a meeting held on March 17-18, 2021 (the “Meeting”), the Trust’s Board of Trustees (the “Board”) approved the appointment of Beutel, Goodman & Company Ltd. (“Beutel Goodman” or the “Subadviser”) as the subadviser to the Fund on an interim basis to replace DoubleLine Capital LP (“DoubleLine”), effective on or about March 23, 2021 (the “Implementation Date”). The appointment of Beutel Goodman is pursuant to an interim subadvisory agreement between AMG Funds LLC (“AMGF”) and Beutel Goodman (the “Interim Subadvisory Agreement”), to be effective until the earlier of 150 days after the termination of the existing subadvisory agreement between AMGF and DoubleLine with respect to the Fund (the “Existing Subadvisory Agreement”), which is expected to occur on March 23, 2021, or the approval of a new subadvisory agreement between AMGF and Beutel Goodman by the Board and Fund shareholders. At the Meeting, the Board also approved the longer-term appointment of Beutel Goodman as the subadviser to the Fund, a new subadvisory agreement between AMGF and Beutel Goodman (the “New Subadvisory Agreement”), and the submission of the New Subadvisory Agreement to Fund shareholders for approval. The rate of compensation to be received by Beutel Goodman under the Interim Subadvisory Agreement approved by the Board is the same rate of compensation that DoubleLine would have received under the Existing Subadvisory Agreement.

In connection with the hiring of Beutel Goodman, effective as of the Implementation Date, the Fund (i) changed its name from AMG Managers DoubleLine Core Plus Bond Fund to AMG Beutel Goodman Core Plus Bond Fund, and (ii) made changes to its principal investment strategies and principal risks.

Also in connection with the hiring of Beutel Goodman, the Board approved the following fee changes for the Fund, all of which will be implemented upon the effectiveness of the New Subadvisory Agreement and will result in the overall reduction of the Fund’s net expense ratios: (i) the management fee for the Fund will be reduced from 0.45% to 0.23%; (ii) the Fund’s existing contractual expense limitation agreement with AMGF will be replaced with a new contractual expense limitation agreement with AMGF pursuant to which AMGF will agree, through at least March 1, 2023, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.43% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances; and (iii) the shareholder servicing fee waivers in place will be eliminated, the shareholder servicing fees of up to 0.15% that Class N shares of the Fund are authorized to pay to financial intermediaries will be eliminated, and the amount of shareholder servicing fees Class I shares of the Fund are authorized to pay to financial intermediaries will be decreased from 0.15% to 0.05%. AMGF pays a portion of the management fee to the Fund’s subadviser for its services.

The disposition of Fund securities in connection with the transition of the Fund’s investment objective and strategies is expected to cause the Fund to realize taxable income for U.S. federal income tax purposes. The Fund may make a special distribution to shareholders of all or a portion of such income and any other undistributed income for the current taxable year. This distribution will be taxable to shareholders who hold their shares in a taxable account. See “Certain U.S. Federal Income Tax Matters” for further information.

In addition, effective as of the Implementation Date, the SAI is amended as follows:

All references to the name of the Fund shall refer to AMG Beutel Goodman Core Plus Bond Fund. All references to DoubleLine shall be deleted and all references to the subadviser to the Fund shall refer to Beutel Goodman. All references to Jeffrey E. Gundlach, Jeffrey Sherman, Luz M. Padilla and Robert Cohen as portfolio managers of the Fund shall be deleted and all references to the portfolio managers of the Fund shall refer to David Gregoris, Derek Brown, Sue McNamara and Neil McCabe.

The last sentence of the section titled “Additional Investment Policies – Investment Techniques and Associated Risks – (32) Stripped Securities” beginning on page 44 is deleted.

The section titled “Additional Investment Policies – Non-Fundamental Investment Restrictions” on page 56 is revised to reflect that the non-fundamental investment restrictions no longer apply to the Fund.

The fourth paragraph of the section titled “Management of the Funds – Investment Manager and Subadvisers” on page 81 is deleted and replaced with the following:

For its investment management services, the Investment Manager receives an investment management fee from each Fund. The Investment Manager uses a portion of the investment management fees it receives from each Fund to pay the subadvisory fees of the Subadviser that manages the assets of the Fund. The Investment Manager indirectly benefits from the compensation received by the Subadvisers that are affiliates of the Investment Manager.

The following is added to the end of the tenth paragraph of the section titled “Management of the Funds – Investment Management and Subadvisory Agreements” beginning on page 82:

Notwithstanding the foregoing, with respect to AMG Beutel Goodman Core Plus Bond Fund, the Subadvisory Agreement provides that the Subadviser shall not be subject to any liability for any act or omission, error of judgment, or mistake of law or for any loss suffered by the Investment Manager or the Trust in connection with the Subadvisory Agreement, except by reason of the Subadviser’s willful misfeasance, bad faith, or negligence in the performance of its duties, or by reason of the Subadviser’s reckless disregard of its obligations and duties under the Subadvisory Agreement.

The interim Subadvisory Agreement with respect to AMG Beutel Goodman Core Plus Bond Fund provides that it shall continue in effect until the earlier of (i) 150 days from the date of the Subadvisory Agreement or (ii) the approval of a subadvisory agreement between the Subadviser and the Investment Manager by a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act). The Board of Trustees has approved the longer-term appointment of Beutel Goodman as the subadviser to AMG Beutel Goodman Core Plus Bond Fund pursuant to a new subadvisory agreement between the Investment Manager and the Subadviser (the “New Beutel Goodman Core Plus Bond Fund Subadvisory Agreement”), and the submission of the New Beutel Goodman Core Plus Bond Fund Subadvisory Agreement to the Fund’s shareholders for approval. The interim Subadvisory Agreement with respect to AMG Beutel Goodman Core Plus Bond Fund may be terminated, without penalty, by vote of the Board of Trustees, by vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act), by the Investment Manager, and by the Subadviser, in each case upon 60 days’ prior written notice to the other party.

The section titled “Management of the Funds – Portfolio Managers of the Funds – AMG Managers DoubleLine Core Plus Bond Fund” beginning on page 89 is deleted and replaced with the following:

AMG Beutel Goodman Core Plus Bond Fund

Unless otherwise indicated, all information below is as of December 31, 2020.

Beutel, Goodman & Company Ltd. (“Beutel Goodman”)

Beutel Goodman has served as Subadviser to AMG Beutel Goodman Core Plus Bond Fund since March 2021. Beutel Goodman is located at 20 Eglinton Avenue West, Suite 2000, Toronto, Ontario, Canada, M4R 1K8. As of December 31, 2020, Beutel Goodman had assets under management of approximately $32.5 billion.

Beutel Goodman’s principal owners are the Beutel Goodman Voting Trust and AMG. Beutel Goodman Voting Trust is composed of a group of 92 current and former employees of Beutel Goodman and holds as a group a 51% interest in Beutel Goodman. AMG holds an indirect minority 49% position. David Gregoris, Derek Brown, Sue McNamara and Neil McCabe are the portfolio managers jointly and primarily responsible for the day-to-day management of AMG Beutel Goodman Core Plus Bond Fund.

Other Accounts Managed by the Portfolio Managers

Portfolio Manager: David Gregoris

Type of Account	Number Of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	None	$0	None	$0
Other Pooled Investment Vehicles	36	$ 2,607.84	None	$0
Other Accounts	32	$ 5,686.00	None	$0

Portfolio Manager: Derek Brown

Type of Account	Number Of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	None	$0	None	$0
Other Pooled Investment Vehicles	36	$ 2,607.84	None	$0
Other Accounts	32	$ 5,686.00	None	$0

Portfolio Manager: Sue McNamara

Type of Account	Number Of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	None	$0	None	$0
Other Pooled Investment Vehicles	36	$ 2,607.84	None	$0
Other Accounts	32	$ 5,686.00	None	$0

Portfolio Manager: Neil McCabe

Type of Account	Number Of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	None	$0	None	$0
Other Pooled Investment Vehicles	36	$ 2,607.84	None	$0
Other Accounts	32	$ 5,686.00	None	$0

Potential Material Conflicts of Interest

Beutel Goodman has adopted policies and procedures that address conflicts of interest that may arise between a portfolio manager’s management of the Fund and their management of other accounts. Potential areas of conflict could involve allocation of investment opportunities and trades among the Fund and other accounts, use of information regarding the timing of the Fund’s trades, and personal investing activities. Beutel Goodman has adopted policies and procedures that it believes are reasonably designed to address these conflicts. However, there is no guarantee that such policies and procedures will be effective or that Beutel Goodman will anticipate all potential conflicts of interest.

Portfolio Manager Compensation

Portfolio managers are compensated by a combination of fixed salary, pre-tax performance-based bonus and share ownership payments. Beutel Goodman aims to align compensation with the results the firm achieves for its clients. With respect to bonus compensation, portfolio managers are compensated according to how their strategies perform compared to peers and an appropriate benchmark over a rolling three-year period (the Bloomberg Barclays U.S. Aggregate Bond Index in the case of the Fund). No portion of the bonus is deferred. Portfolio managers are also compensated through their ownership of private shares of Beutel Goodman. Additional equity in the firm may be distributed based upon contributions to the company through research, portfolio management, marketing or general administrative responsibilities.

Portfolio Managers’ Ownership of Fund Shares

AMG Beutel Goodman Core Plus Bond Fund

Mr. Gregoris: None

Mr. Brown: None

Ms. McNamara: None

Mr. McCabe: None

Appendix B is deleted and replaced with the following.

APPENDIX B

Beutel Goodman

Proxy Voting Principles

Philosophy

At Beutel Goodman, we aim, as stewards of capital, to effect positive change by engaging with the management of companies we hold in our portfolios and diligently voting all proxies. We believe that the voting of proxies is essential to the advancement of shareholder value, as through them we are better able to encourage sound corporate governance, as well as responsible environmental and social practices. As part of our portfolio management responsibilities, we review each proxy item for each of our holdings before casting votes. We assess all motions, including those relating to ESG practices, based on their consistency with long-term shareholder value creation.

Proxy voting and ongoing engagement with the companies held in our portfolios are pillars of our active ownership practices. These serve as important touchpoints and are incorporated into our continuous company analysis and investment decision-making.

Principles

Companies that lead in environmental, social and governance initiatives often share many of the sound fundamentals that are attractive to our value investing approach; namely, a business whose qualities and management practices generate sustainable long-term cash flows. Our research process strives to identify companies whose boards and management are aligned with shareholder interests and the creation of long-term shareholder value. We view ourselves as partners of the companies we invest in. As such we approach ownership as an ongoing collaboration in the creation of long-term shareholder value.

We list below our general view of certain positive and negative attributes in proxy voting. Note that this list is not exhaustive and is intended as a general overview of factors we take into consideration when casting our votes. Each proxy item is reviewed on a case-by-case basis, with leniency considered in cases where companies are making progress on certain issues.

Beutel Goodman generally favours:

•	Boards that are aligned with the interests of shareholders and value creation; i.e., those that

○	Are majority-independent

○	Have appropriate breadth, depth and diversity

○	Have a record of positive performance

○	Favour a majority of votes over plurality of votes in board member elections

○	Favour individual board member elections over board slates

○	Are accessible and responsive to institutional shareholders (with annual interactions, at a minimum, preferred)

○	Have oversight of ESG issues

○	Separate Board Chair and CEO roles

•	Companies with thoughtful, multi-year succession plans

•	Executive compensation tied to long-term shareholder value-creation; e.g., companies with

○	Transparent compensation directly linked to both short- and long-term strategic targets

○	Long-term incentives linked to return metrics rather than pure growth metrics to align capital allocation decisions with shareholder value creation

○	Continued share ownership by management and directors to match investors’ risks and benefits

○	Companies that tie executive compensation to ESG metrics (or companies that are working towards such targets)

Beutel Goodman is typically not in favour of:

•	Company strategies that lead to poor outcomes for long-term shareholders, such as

○	Poor capital allocation

○	Equity issuances that are not accretive to existing shareholders

•	Dual-class share structures (i.e., multiple classes of shares with different voting rights)

•	Excessive executive-pay packages, including excessive stock option plans that may result in dilution of our ownership

•	Boards not aligned with shareholders. This could include

○	Overcommitted board members

○	Board members with conflicts of interest

Process

As part of our portfolio management responsibilities, we review each proxy item for all Canadian, U.S. and International equity holdings before casting the votes. In support of the process, the firm subscribes to the proxy voting services of Glass Lewis, which provides a detailed analysis and comprehensive report of all proxy-voting issues. Glass Lewis proxy interpretations conform to the corporate governance standards of the Pension Investment Association of Canada (PIAC).

All upcoming proxies are reviewed regularly and voted by the deadline. This is typically two to three weeks before the meeting date. For foreign securities, there may be different proxy-voting considerations because of share blocking or re-registration rules in other jurisdictions. We may choose a “do not vote” option in such cases rather than have securities blocked for sale for the period until a vote. Beutel Goodman will always act in the best interest of its clients.

As and when necessary, voting issues are discussed among equity team members. All final voting decisions are made by the primary analyst.

While we use Glass Lewis for proxy voting research and recommendations, we form our own views on all proxy items and vote accordingly.

Reporting

We provide our clients with segregated mandates detailed proxy voting disclosure, which can be included in our standard quarterly report package. This report provides information on all issues voted during the quarter.

Proxy voting information for our holdings is available on our website and updated immediately after each portfolio company’s AGM.

Clients may also request a copy of Glass Lewis’ policies and procedures.

In addition, effective if and when the New Subadvisory Agreement takes effect, the SAI is amended as follows:

The following replaces similar disclosure in the table in the first paragraph in the section titled “Management of the Funds – Compensation of the Investment Manager and each Subadviser” beginning on page 85:

Fund	Investment Management Fee
AMG Beutel Goodman Core Plus Bond Fund	0.23%

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to 497(e)

File Nos. 033-68666 and 811-08004

AMG FUNDS IV

AMG Managers Fairpointe Mid Cap Fund

Supplement dated March 19, 2021 to the Statement of Additional Information, dated February 1, 2021

The following information supplements and supersedes any information to the contrary relating to AMG Managers Fairpointe Mid Cap Fund (the “Fund”), a series of AMG Funds IV (the “Trust”), contained in the Fund’s Statement of Additional Information (the “SAI”), dated as noted above.

At a meeting held on March 17-18, 2021 (the “Meeting”), the Trust’s Board of Trustees (the “Board”) approved the appointment of River Road Asset Management, LLC (“River Road” or the “Subadviser”) as the subadviser to the Fund on an interim basis to replace Fairpointe Capital LLC (“Fairpointe”), effective March 19, 2021 (the “Implementation Date”). The appointment of River Road was pursuant to an interim subadvisory agreement between AMG Funds LLC (“AMGF”) and River Road (the “Interim Subadvisory Agreement”), to be effective until the earlier of 150 days after the termination of the former subadvisory agreement between AMGF and Fairpointe with respect to the Fund (the “Former Subadvisory Agreement”), which occurred on March 19, 2021, or the approval of a new subadvisory agreement between AMGF and River Road by the Board and Fund shareholders. At the Meeting, the Board also approved the longer-term appointment of River Road as the subadviser to the Fund, a new subadvisory agreement between AMGF and River Road (the “New Subadvisory Agreement”), and the submission of the New Subadvisory Agreement to Fund shareholders for approval. The rate of compensation to be received by River Road under the Interim Subadvisory Agreement approved by the Board is the same rate of compensation that Fairpointe would have received under the Former Subadvisory Agreement.

In connection with the hiring of River Road, effective as of the Implementation Date, the Fund (i) changed its name from AMG Managers Fairpointe Mid Cap Fund to AMG River Road Mid Cap Value Fund, (ii) made changes to its principal investment strategies and principal risks, and (iii) replaced its primary benchmark index with the Russell Midcap® Value Index and removed its secondary benchmark index.

Also in connection with the hiring of River Road, the Board approved the following fee changes for the Fund, all of which will be implemented upon the effectiveness of the New Subadvisory Agreement and will result in the overall reduction of the Fund’s net expense ratios: (i) the management fee for the Fund will be reduced from a tiered fee of 0.70% of the average daily net assets of the Fund for the first $100,000,000 of assets under management, 0.65% for the next $300,000,000 and 0.60% on amounts in excess of $400,000,000 to an annual fee of 0.56% of the average daily net assets of the Fund; (ii) the Fund’s existing contractual expense limitation agreement with AMGF will be replaced with a new contractual expense limitation agreement with AMGF pursuant to which AMGF will agree, through at least March 1, 2023, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.76% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances; and (iii) the shareholder servicing fee waivers in place for Class N and Class I shares will be eliminated and the amount of shareholder servicing fees Class I and Class N shares of the Fund are authorized to pay to financial intermediaries will be decreased from 0.15% to 0.05% for Class I shares and 0.15% to 0.10% for Class N shares. AMGF pays a portion of the management fee to the Fund’s subadviser for its services.

The disposition of Fund securities in connection with the transition of the Fund’s investment objective and strategies is expected to cause the Fund to realize taxable income for U.S. federal income tax purposes. The Fund intends to make a special distribution to shareholders of all or a portion of such income and any other undistributed income for the current taxable year. This distribution will be taxable to shareholders who hold their shares in a taxable account. See “Certain U.S. Federal Income Tax Matters” for further information.

In addition, effective as of the Implementation Date, the SAI is amended as follows:

All references to the name of the Fund shall refer to AMG River Road Mid Cap Value Fund. All references to Fairpointe shall be deleted and all references to the subadviser to the Fund shall refer to River Road. All references to Thyra E. Zerhusen, Frances E. Tuite and Brian M. Washkowiak as portfolio managers of the Fund shall be deleted and all references to the portfolio managers of the Fund shall refer to Matthew W. Moran, CFA, Daniel R. Johnson, CFA, CPA, and R. Andrew Beck.

The last sentence of the section titled “Additional Investment Policies – Investment Techniques and Associated Risks – (32) Stripped Securities” beginning on page 44 is deleted.

The section titled “Additional Investment Policies – Non-Fundamental Investment Restrictions” on page 56 is revised to reflect that the non-fundamental investment restrictions no longer apply to the Fund.

The fourth paragraph of the section titled “Management of the Funds – Investment Manager and Subadvisers” on page 81 is deleted and replaced with the following:

For its investment management services, the Investment Manager receives an investment management fee from each Fund. The Investment Manager uses a portion of the investment management fees it receives from each Fund to pay the subadvisory fees of the Subadviser that manages the assets of the Fund. The Investment Manager indirectly benefits from the compensation received by the Subadvisers that are affiliates of the Investment Manager.

The following is added to the end of the tenth paragraph of the section titled “Management of the Funds – Investment Management and Subadvisory Agreements” beginning on page 82:

Notwithstanding the foregoing, with respect to AMG River Road Mid Cap Value Fund, the Subadvisory Agreement provides that the Subadviser shall not be subject to any liability for any act or omission, error of judgment, or mistake of law or for any loss suffered by the Investment Manager or the Trust in connection with the Subadvisory Agreement, except by reason of the Subadviser’s willful misfeasance, bad faith, or negligence in the performance of its duties, or by reason of the Subadviser’s reckless disregard of its obligations and duties under the Subadvisory Agreement.

The interim Subadvisory Agreement with respect to AMG River Road Mid Cap Value Fund, dated as of March 19, 2021, provides that it shall continue in effect until the earlier of (i) 150 days from the date of the Subadvisory Agreement or (ii) the approval of a subadvisory agreement between the Subadviser and the Investment Manager by a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act). The Board of Trustees has approved the longer-term appointment of River Road as the subadviser to AMG River Road Mid Cap Value Fund pursuant to a new subadvisory agreement between the Investment Manager and the Subadviser (the “New Mid Cap Value Fund Subadvisory Agreement”), and the submission of the New Mid Cap Value Fund Subadvisory Agreement to the Fund’s shareholders for approval. The interim Subadvisory Agreement with respect to AMG River Road Mid Cap Value Fund may be terminated, without penalty, by vote of the Board of Trustees, by vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act), by the Investment Manager, and by the Subadviser, in each case upon 60 days’ prior written notice to the other party.

The section titled “Management of the Funds – Portfolio Managers of the Funds – AMG Managers Fairpointe Mid Cap Fund” beginning on page 93 is deleted and replaced with the following:

AMG River Road Mid Cap Value Fund

Unless otherwise indicated, all information below is as of December 31, 2020.

River Road Asset Management, LLC (“River Road”)

River Road has served as Subadviser to AMG River Road Mid Cap Value Fund since March 2021. AMG holds an indirect, majority equity interest in River Road and River Road’s senior management team holds a substantial minority equity interest in River Road. As of December 31, 2020, River Road’s assets under management totaled approximately $7.36 billion. Matthew W. Moran, CFA, Daniel R. Johnson, CFA, CPA, and R. Andrew Beck are the portfolio managers jointly and primarily responsible for the day-to-day management of AMG River Road Mid Cap Value Fund.

Other Accounts Managed by the Portfolio Managers

Portfolio Manager: Matthew W. Moran, CFA

Type of Account	Number Of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	1	$18	None	$0
Other Pooled Investment Vehicles	1	$67	None	$0
Other Accounts	12	$4	None	$0

Portfolio Manager: Daniel R. Johnson, CFA, CPA

Type of Account	Number Of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	1	$18	None	$0
Other Pooled Investment Vehicles	1	$67	None	$0
Other Accounts	12	$4	None	$0

Portfolio Manager: R. Andrew Beck

Type of Account	Number Of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	5	$1,410	None	$0
Other Pooled Investment Vehicles	11	$1,404	None	$0
Other Accounts	45	$3,103	2	$299

Potential Material Conflicts of Interest

The portfolio managers for the Fund manage multiple accounts, including the Fund. The portfolio managers make decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the portfolio managers believe are applicable to that account. Consequently, the portfolio managers may purchase securities for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. A portfolio manager may place transactions on behalf of other accounts that are contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely affect the price paid or received by the Fund or the size of the security position obtainable for the Fund. River Road has adopted policies and procedures that it believes are reasonably designed to address the conflicts associated with managing multiple accounts for multiple clients, including long only and long-short products, although there can be no assurance that such policies and procedures will adequately address such conflicts.

Portfolio Manager Compensation

Compensation for portfolio managers includes an annual fixed base salary and a potential performance-based bonus. All portfolio managers also own equity in the firm, which entitles them to a portion of the firm’s profits.

Portfolio Managers’ Ownership of Fund Shares

AMG River Road Mid Cap Value Fund

Mr. Moran: None

Mr. Johnson: None

Mr. Beck: None*

* $100,001-$500,000 held in a no-fee separate account managed by River Road using the Mid Cap Value strategy, which is the same strategy utilized by River Road to manage the Fund’s assets.

Appendix C is deleted and replaced with the following.

APPENDIX C

RIVER ROAD ASSET MANAGEMENT, LLC

PROXY VOTING

Policy. River Road Asset Management, LLC’s (“River Road”) exercises discretionary voting authority over proxies issued on securities held in client accounts unless the client has explicitly reserved voting authority. River Road, as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for client securities consistent with the best economic interests of the clients. River Road maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting. River Road has established the Proxy Voting Policy Committee for establishing voting guidelines and reviewing proxy related issues. River Road’s Compliance Department oversees the operational and procedural aspects of the proxy voting process. Additionally, to help discharge its duties, River Road uses Glass Lewis & Co. (“Glass Lewis”) as its voting agent. Glass Lewis performs the following services:

•	provides analysis of proxy proposals,

•	tracks and receives proxies for which River Road clients are entitled to vote,

•	votes the proxies as directed by River Road; and,

•	compiles and provides client voting records.

Voting Process. River Road will generally instruct Glass Lewis to vote proxies pursuant to guidelines adopted by the Proxy Voting Policy Committee at the beginning of each year. If the Glass Lewis/River Road policy recommendation and the management recommendation for all votes on a ballot are the same, the Compliance Department will typically vote accordingly. There are limited instances where River Road has (and may in the future) vote differently from the policy and management recommendation. If the Glass Lewis/River Road policy recommendation and management recommendation are different for a particular vote, an investment team member (in consultation with the portfolio manager) is responsible for reviewing the proxy paper and making the appropriate vote decision based on this policy. Where the investment team member decides to vote differently from the Glass Lewis/River Road policy recommendation, they must document the rationale and prior approval of the Compliance Department is obtained.

Conflicts of Interest. River Road has eliminated most conflicts of interest by using an independent third party (Glass Lewis) that votes pursuant to the guidelines adopted by the Proxy Voting Policy Committee or in accordance with River Road’s direction based on the above process. In cases where River Road believes there may be an actual or perceived conflict of interest, River Road requires additional steps that may include the following:

i.	documenting the potential conflict of interest;

ii.	obtaining the prior approval of a Co-Chief Investment Officer and the Chief Compliance Officer;

iii.	obtaining Proxy Voting Policy Committee review or approval;

iv.	deferring to the voting recommendation of a third party;

v.	voting pursuant to client direction (following disclosure of the conflict);

vi.	abstaining from voting;

vii.	voting reflectively (in the same proportion and manner as other shareholders); or,

viii.	taking such other action as necessary to protect the interests of clients.

In addition, effective if and when the New Subadvisory Agreement takes effect, the SAI is amended as follows:

The following replaces similar disclosure in the table in the first paragraph in the section titled “Management of the Funds – Compensation of the Investment Manager and each Subadviser” beginning on page 85:

Fund	Investment Management Fee
AMG River Road Mid Cap Value Fund	0.56%

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to 497(e)

File Nos. 033-68666 and 811-08004

AMG FUNDS IV

AMG Managers LMCG Small Cap Growth Fund

Supplement dated March 19, 2021 to the Statement of Additional Information, dated February 1, 2021

The following information supplements and supersedes any information to the contrary relating to AMG Managers LMCG Small Cap Growth Fund (the “Fund”), a series of AMG Funds IV (the “Trust”), contained in the Fund’s Statement of Additional Information (the “SAI”), dated as noted above.

At a meeting held on March 17-18, 2021 (the “Meeting”), the Trust’s Board of Trustees (the “Board”) approved the appointment of GW&K Investment Management, LLC (“GW&K” or the “Subadviser”) as the subadviser to the Fund on an interim basis to replace LMCG Investments, LLC (“LMCG”), effective March 19, 2021 (the “Implementation Date”). The appointment of GW&K was pursuant to an interim subadvisory agreement between AMG Funds LLC (“AMGF”) and GW&K (the “Interim Subadvisory Agreement”), to be effective until the earlier of 150 days after the termination of the former subadvisory agreement between AMGF and LMCG with respect to the Fund (the “Former Subadvisory Agreement”), which occurred on March 19, 2021, or the approval of a new subadvisory agreement between AMGF and GW&K by the Board and Fund shareholders. At the Meeting, the Board also approved the longer-term appointment of GW&K as the subadviser to the Fund, a new subadvisory agreement between AMGF and GW&K (the “New Subadvisory Agreement”), and the submission of the New Subadvisory Agreement to Fund shareholders for approval. The rate of compensation to be received by GW&K under the Interim Subadvisory Agreement approved by the Board is the same rate of compensation that LMCG would have received under the Former Subadvisory Agreement.

In connection with the hiring of GW&K, effective as of the Implementation Date, the Fund (i) changed its name from AMG Managers LMCG Small Cap Growth Fund to AMG GW&K Small Cap Fund II, and (ii) made changes to its principal investment strategies and principal risks.

Also in connection with the hiring of GW&K, effective as of May 21, 2021, the Fund’s policy to, under normal circumstances, invest at least 80% of its assets in common stocks and other equity securities of small-cap companies will be replaced with the following policy: under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small- and mid-capitalization companies. Also effective as of May 21, 2021, the Fund will (i) change its name from AMG GW&K Small Cap Fund II to AMG GW&K Small/Mid Cap Growth Fund, (ii) make changes to its principal investment strategies, and (ii) replace its existing benchmark index with the Russell 2500 Growth Index.

Also in connection with the hiring of GW&K, the Board approved the following fee changes for the Fund, all of which will be implemented upon the effectiveness of the New Subadvisory Agreement and will result in the overall reduction of the Fund’s net expense ratios: (i) the management fee for the Fund will be reduced from 0.90% to 0.62%; (ii) the Fund’s existing contractual expense limitation agreement with AMGF will be replaced with a new contractual expense limitation agreement with AMGF pursuant to which AMGF will agree, through at least March 1, 2023, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.82% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances; and (iii) the shareholder servicing fee waivers in place will be eliminated, the shareholder servicing fees of up to 0.15% that Class N shares of the Fund are authorized to pay to financial intermediaries will be eliminated and the amount of shareholder servicing fees Class I shares of the Fund are authorized to pay to financial intermediaries will be decreased from 0.15% to 0.05%. AMGF pays a portion of the management fee to the Fund’s subadviser for its services.

The disposition of Fund securities in connection with the transition of the Fund’s investment objective and strategies is expected to cause the Fund to realize taxable income for U.S. federal income tax purposes. The Fund intends to make a special distribution to shareholders of all or a portion of such income. This distribution will be taxable to shareholders who hold their shares in a taxable account. See “Certain U.S. Federal Income Tax Matters” for further information.

In addition, effective as of the Implementation Date, the SAI is amended as follows:

All references to the name of the Fund shall refer to AMG GW&K Small Cap Fund II. All references to LMCG shall be deleted and all references to the subadviser to the Fund shall refer to GW&K. All references to Andrew Morey as the portfolio manager of the Fund shall be deleted and all references to the portfolio managers of the Fund shall refer to Daniel L. Miller, CFA and Joseph C. Craigen, CFA.

The last sentence of the section titled “Additional Investment Policies – Investment Techniques and Associated Risks – (32) Stripped Securities” beginning on page 44 is deleted.

The section titled “Additional Investment Policies – Investment Techniques and Associated Risks” beginning on page 2 is revised to add the following additional types of securities and instruments that may be purchased by the Fund to the extent such investments are permitted by applicable law:

Special Purpose Acquisition Companies

A Fund may invest in stock, rights, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital in the form of a blind pool via an IPO for the purpose of acquiring an existing company. The shares of a SPAC are typically issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares or partial shares. At a specified time following the SPAC’s IPO (generally 1-2 months), the rights and warrants may be separated from the common stock at the election of the holder, after which they become freely tradeable. After going public and until an acquisition is completed, a SPAC generally invests the proceeds of its IPO (less a portion retained to cover expenses), which are held in trust, in U.S. government securities, money market securities and cash. To the extent the SPAC is invested in cash or similar securities, this may impact a Fund’s ability to meet its investment objective. If a SPAC does not complete an acquisition within a specified period of time after going public, the SPAC is dissolved, at which point the invested funds are returned to the SPAC’s shareholders (less certain permitted expenses) and any rights or warrants issued by the SPAC expire worthless.

Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, the securities issued by a SPAC, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

The section titled “Additional Investment Policies – Non-Fundamental Investment Restrictions” on page 56 is revised to reflect that the non-fundamental investment restrictions no longer apply to the Fund.

The fourth paragraph of the section titled “Management of the Funds – Investment Manager and Subadvisers” on page 81 is deleted and replaced with the following:

For its investment management services, the Investment Manager receives an investment management fee from each Fund. The Investment Manager uses a portion of the investment management fees it receives from each Fund to pay the subadvisory fees of the Subadviser that manages the assets of the Fund. The Investment Manager indirectly benefits from the compensation received by the Subadvisers that are affiliates of the Investment Manager.

The following is added to the end of the tenth paragraph of the section titled “Management of the Funds – Investment Management and Subadvisory Agreements” beginning on page 82:

Notwithstanding the foregoing, with respect to AMG GW&K Small Cap Fund II, the Subadvisory Agreement provides that the Subadviser shall not be subject to any liability for any act or omission, error of judgment, or mistake of law or for any loss suffered by the Investment Manager or the Trust in connection with the Subadvisory Agreement, except by reason of the Subadviser’s willful misfeasance, bad faith, or negligence in the performance of its duties, or by reason of the Subadviser’s reckless disregard of its obligations and duties under the Subadvisory Agreement.

The interim Subadvisory Agreement with respect to AMG GW&K Small Cap Fund II, dated as of March 19, 2021, provides that it shall continue in effect until the earlier of (i) 150 days from the date of the Subadvisory Agreement or (ii) the approval of a subadvisory agreement between the Subadviser and the Investment Manager by a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act). The Board of Trustees has approved the longer-term appointment of GW&K as the subadviser to AMG GW&K Small Cap Fund II pursuant to a new subadvisory agreement between the Investment Manager and the Subadviser (the “New GW&K Small Cap Fund II Subadvisory Agreement”), and the submission of the New GW&K Small Cap Fund II Subadvisory Agreement to the Fund’s shareholders for approval. The interim Subadvisory Agreement with respect to AMG GW&K Small Cap Fund II may be terminated, without penalty, by vote of the Board of Trustees, by vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act), by the Investment Manager, and by the Subadviser, in each case upon 60 days’ prior written notice to the other party.

The section titled “Management of the Funds – Portfolio Managers of the Funds – AMG Managers LMCG Small Cap Growth Fund” beginning on page 94 is deleted and replaced with the following:

AMG GW&K Small Cap Fund II

Unless otherwise indicated, all information below is as of December 31, 2020.

GW&K Investment Management, LLC (“GW&K”)

GW&K has served as Subadviser to AMG GW&K Small Cap Fund II since March 2021. AMG indirectly owns a majority interest in GW&K. As of December 31, 2020, GW&K’s assets under management were approximately $51 billion. Daniel L. Miller, CFA and Joseph C. Craigen, CFA are the portfolio managers jointly and primarily responsible for the day-to-day management of the Fund.

Other Accounts Managed by the Portfolio Managers

Portfolio Manager: Daniel L. Miller, CFA

Type of Account	Number Of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	7	$1,937	None	$0
Other Pooled Investment Vehicles	8	$1,506	None	$0
Other Accounts	4,870	$5,455	1	$137

Portfolio Manager: Joseph C. Craigen, CFA

Type of Account	Number Of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	2	$418	None	$0
Other Pooled Investment Vehicles	1	$82	None	$0
Other Accounts	168	$191	None	$0

Potential Material Conflicts of Interest

GW&K’s portfolio managers simultaneously manage multiple types of portfolios, including separate accounts, wrap fee programs and sub advised mutual funds, according to the same or a similar investment strategy as the Fund. However, the portfolios managed by a portfolio manager may not have portfolio compositions identical to those of the Fund managed by the portfolio manager due, for example, to specific investment limitations or guidelines present in some portfolios or funds but not others. The portfolio managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. A portfolio manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, a portfolio manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures that are or have the potential to be higher than the advisory fees paid by the Fund, which can cause potential conflicts in the allocation of investment opportunities between the Fund and the other accounts. However, the compensation structure for portfolio managers (see “Portfolio Manager Compensation” below) generally does not provide any incentive to favor one account over another because that part of a manager’s bonus based on performance is not based on the performance of one account to the exclusion of others.

While GW&K has policies and procedures to help ensure accounts are treated fairly and equitably over time not all accounts within a strategy will be managed the same at all times. Different client guidelines and/or differences within the investment strategies may lead to the use of different investment practices for accounts within the same or similar investment strategy.

Portfolio Manager Compensation

Portfolio manager compensation is a formula that balances investment management results and growth of the product. Compensation is comprised of a fixed base salary which is determined by the individual’s experience and position relative to market data, as well as a bonus that incorporates 3 components:

•	Performance (of strategies managed by the portfolio manager based on composite returns)

•	Relative to Peers

•	Risk-Adjusted Performance (of strategies managed by the portfolio manager based on composite returns) Relative to applicable Benchmarks

•	Discretionary

The bonus is not based specifically on the performance of the Fund nor is it based specifically on the assets held by the Fund.

Portfolio Managers’ Ownership of Fund Shares

AMG GW&K Small Cap Fund II

Mr. Miller: None

Mr. Craigen: None

Appendix D is deleted and replaced with the following.

APPENDIX D

GW&K INVESTMENT MANAGEMENT, LLC

PROXY VOTING POLICIES AND PROCEDURES

December 2020

INTRODUCTION

As a SEC-registered investment adviser and fiduciary to its clients, GW&K Investment Management, LLC (“GW&K”) has implemented its Proxy Voting Policy to establish internal controls and procedures governing the firm’s review and voting of proxies on behalf of client accounts. To assist in the process, GW&K leverages recognized third party service providers to facilitate the firm’s proxy voting process.

I. Proxy Guidelines and Proxy Voting Agent

GW&K has adopted proxy voting guidelines developed by Glass Lewis & Co. (“Glass Lewis”), an independent third-party service provider, which provides recommendations on ballot items for securities held in client accounts. Proxies are voted on behalf of GW&K’s clients (who have delegated proxy voting authority) in accordance with those guidelines. GW&K reserves the right to cast votes contrary to Glass Lewis guidelines if it deems it necessary and in the best interest of its clients.

GW&K has contracted with Broadridge Financial Solutions (“Broadridge”), an independent third party service provider, to act as proxy voting agent and to provide proxy voting services, including:

1) Conduct in-depth proxy research;

2) Process and vote proxies in connection with securities held by GW&K’s clients;

3) Maintain appropriate records of proxy statements, research, and recommendations;

4) Maintain appropriate records of proxy votes cast on behalf of GW&K’s clients;

5) Complete other proxy related administrative functions.

II. Responsibility and Oversight

GW&K is responsible for maintaining and administering these policies and procedures. GW&K will:

1) Annually review the adequacy of these policies and procedures as well as the effectiveness of its proxy voting agent;

2) Annually review Glass Lewis’s proxy voting guidelines to ensure they are appropriately designed to meet the best interests of GW&K clients;

3) Provide clients, upon written request, these proxy voting policy and procedures, and information about how proxies were voted on their behalf;

4) Conduct regular reconciliations with client’s custodian banks to confirm the appropriate number of votes cast on behalf of clients when GW&K has been delegated proxy voting authority;

5) Conduct a periodic review, no less often than annually, of proxy voting records to ensure that proxies are voted in accordance with adopted guidelines; and

6) Annually review proxy voting records to ensure that records of proxy statements, research, recommendations, and proxy votes are properly maintained by its proxy voting agent.

III. Conflicts of Interest

In adopting Glass Lewis’s proxy voting guidelines, GW&K seeks to remove potential conflicts of interest that could otherwise potentially influence the proxy voting process. In situations where Broadridge and/or Glass Lewis has a potential conflict of interest with respect to a proxy it is overseeing on behalf of GW&K’s clients, Broadridge and/or Glass Lewis is obligated to fully or partially abstain from voting the ballot as applicable and notify GW&K. GW&K’s Proxy Committee will provide the voting recommendation after discussion with applicable GW&K Portfolio Managers and a review of the measures involved. Similarly, in instances where GW&K becomes aware of a potential conflict of interest pertaining to a proxy vote for a security held in the client’s account, or where a client otherwise makes a request pertaining a specific proxy vote, GW&K’s Portfolio Management will provide the voting recommendation after reviewing relevant facts and circumstances.

Voting of Measures Outside of or Contrary to Glass Lewis & Co. Recommendations

In instances when a proxy ballot item does not fall within the Glass Lewis guidelines or where GW&K determines that voting in accordance with the Glass Lewis recommendation is not advisable or consistent with GW&K’s fiduciary duty, GW&K’s portfolio managers, with the support of GW&K’s Legal & Compliance team and other personnel, will review the relevant facts and circumstances and determine how to vote the particular proxy ballot item.

IV. Disclosure

Clients may obtain Glass Lewis’s proxy voting guidelines or information about how GW&K voted proxies for securities held in their account by submitting a written request to:

Proxy Policy Administrator

GW&K Investment Management, LLC

222 Berkeley Street, 15th Floor

Boston, Massachusetts 02116

V. Recordkeeping

GW&K will maintain the following records in accordance with regulatory requirements:

1) These policies and procedures (including any applicable amendments) which shall be made available to clients upon request;

2) Proxy statements, research, recommendations, and records of each vote;

3) Client written requests for proxy voting information and applicable responses by GW&K.

VI. Oversight and Documentation

Proxy Committee

GW&K has established a Proxy Voting Committee to oversee the firm’s proxy voting process, including the firm’s Proxy Voting Policy, the firm’s service providers and the proxy voting guidelines. In addition, the Committee would address any potential conflicts of interest that are identified by GW&K with respect to voting any specific proxy ballot item. The Committee is comprised of GW&K’s Chief Compliance Officer, General Counsel, managers of GW&K’s Investment Operations and Client Services Departments, members of the Legal & Compliance Team, as well as certain GW&K Portfolio Managers. The Committee meets annually, and more frequently as needed.

GW&K’s Legal & Compliance Department is responsible for periodically assessing firm compliance with this policy and the effectiveness of its implementation.

In addition, effective as of May 21, 2021, the SAI is amended as follows:

All references to the name of the Fund shall refer to AMG GW&K Small/Mid Cap Growth Fund.

In addition, effective if and when the New Subadvisory Agreement takes effect, the SAI is amended as follows:

The following replaces similar disclosure in the table in the first paragraph in the section titled “Management of the Funds – Compensation of the Investment Manager and each Subadviser” beginning on page 85:

Fund	Investment Management Fee
AMG GW&K Small Cap Fund II	0.62%

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to 497(e)

File Nos. 033-68666 and 811-08004

AMG FUNDS IV

AMG Managers Montag & Caldwell Growth Fund

Supplement dated March 19, 2021 to the Statement of Additional Information, dated February 1, 2021

The following information supplements and supersedes any information to the contrary relating to AMG Managers Montag & Caldwell Growth Fund (the “Fund”), a series of AMG Funds IV (the “Trust”), contained in the Fund’s Statement of Additional Information (the “SAI”), dated as noted above.

At a meeting held on March 17-18, 2021 (the “Meeting”), the Trust’s Board of Trustees (the “Board”) approved the appointment of Montrusco Bolton Investments, Inc. (“Montrusco Bolton” or the “Subadviser”) as the subadviser to the Fund on an interim basis to replace Montag & Caldwell, LLC (“Montag & Caldwell”), effective March 19, 2021 (the “Implementation Date”). The appointment of Montrusco Bolton was pursuant to an interim subadvisory agreement between AMG Funds LLC (“AMGF”) and Montrusco Bolton (the “Interim Subadvisory Agreement”), to be effective until the earlier of 150 days after the termination of the former subadvisory agreement between AMGF and Montag & Caldwell with respect to the Fund (the “Former Subadvisory Agreement”), which occurred on March 19, 2021, or the approval of a new subadvisory agreement between AMGF and Montrusco Bolton by the Board and Fund shareholders. At the Meeting, the Board also approved the longer-term appointment of Montrusco Bolton as the subadviser to the Fund, a new subadvisory agreement between AMGF and Montrusco Bolton (the “New Subadvisory Agreement”), and the submission of the New Subadvisory Agreement to Fund shareholders for approval. The rate of compensation to be received by Montrusco Bolton under the Interim Subadvisory Agreement approved by the Board is lower than the rate of compensation that Montag & Caldwell would have received under the Former Subadvisory Agreement.

In connection with the hiring of Montrusco Bolton, effective as of the Implementation Date, the Fund (i) changed its name from AMG Managers Montag & Caldwell Growth Fund to AMG Montrusco Bolton Large Cap Growth Fund, (ii) made changes to its principal investment strategies and principal risks, and (iii) replaced its existing benchmark index with the S&P 500 Growth Index.

Also in connection with the hiring of Montrusco Bolton, the Board approved the following fee changes for the Fund, all of which will be implemented upon the effectiveness of the New Subadvisory Agreement and will result in the overall reduction of the Fund’s net expense ratios: (i) the management fee for the Fund will be reduced from a tiered fee of 0.70% of the average daily net assets of the Fund for the first $800,000,000 of assets under management, 0.50% for amounts in excess of $800,000,000 up to $6,000,000,000, 0.45% on amounts in excess of $6,000,000,000 up to $12,000,000,000 and 0.40% on amounts in excess of $12,000,000,000 to an annual fee of 0.48% of the average daily net assets of the Fund; (ii) the Fund’s existing contractual expense limitation agreement with AMGF will be replaced with a new contractual expense limitation agreement with AMGF pursuant to which AMGF will agree, through at least March 1, 2023, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.68% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances; and (iii) the shareholder servicing fee waivers in place for Class N and Class I shares will be eliminated and the amount of shareholder servicing fees Class I shares of the Fund are authorized to pay to financial intermediaries will be decreased from 0.15% to 0.05%. AMGF pays a portion of the management fee to the Fund’s subadviser for its services.

The disposition of Fund securities in connection with the transition of the Fund’s investment objective and strategies is expected to cause the Fund to realize taxable income for U.S. federal income tax purposes. The Fund intends to make a special distribution to shareholders of all or a portion of such income. This distribution will be taxable to shareholders who hold their shares in a taxable account. See “Certain U.S. Federal Income Tax Matters” for further information.

In addition, effective as of the Implementation Date, the SAI is amended as follows:

All references to the name of the Fund shall refer to AMG Montrusco Bolton Large Cap Growth Fund. All references to Montag & Caldwell shall be deleted and all references to the subadviser to the Fund shall refer to Montrusco Bolton. All references to M. Scott Thompson and Ronald E. Canakaris as portfolio managers of the Fund shall be deleted and all references to the portfolio manager of the Fund shall refer to Jean David Meloche.

The last sentence of the section titled “Additional Investment Policies – Investment Techniques and Associated Risks – (32) Stripped Securities” beginning on page 44 is deleted.

The section titled “Additional Investment Policies – Non-Fundamental Investment Restrictions” on page 56 is revised to reflect that the non-fundamental investment restrictions no longer apply to the Fund.

The fourth paragraph of the section titled “Management of the Funds – Investment Manager and Subadvisers” on page 81 is deleted and replaced with the following:

For its investment management services, the Investment Manager receives an investment management fee from each Fund. The Investment Manager uses a portion of the investment management fees it receives from each Fund to pay the subadvisory fees of the Subadviser that manages the assets of the Fund. The Investment Manager indirectly benefits from the compensation received by the Subadvisers that are affiliates of the Investment Manager.

The following is added to the end of the tenth paragraph of the section titled “Management of the Funds – Investment Management and Subadvisory Agreements” beginning on page 82:

Notwithstanding the foregoing, with respect to AMG Montrusco Bolton Large Cap Growth Fund, the Subadvisory Agreement provides that the Subadviser shall not be subject to any liability for any act or omission, error of judgment, or mistake of law or for any loss suffered by the Investment Manager or the Trust in connection with the Subadvisory Agreement, except by reason of the Subadviser’s willful misfeasance, bad faith, or negligence in the performance of its duties, or by reason of the Subadviser’s reckless disregard of its obligations and duties under the Subadvisory Agreement.

The interim Subadvisory Agreement with respect to AMG Montrusco Bolton Large Cap Growth Fund, dated as of March 19, 2021, provides that it shall continue in effect until the earlier of (i) 150 days from the date of the Subadvisory Agreement or (ii) the approval of a subadvisory agreement between the Subadviser and the Investment Manager by a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act). The Board of Trustees has approved the longer-term appointment of Montrusco Bolton as the subadviser to AMG Montrusco Bolton Large Cap Growth Fund pursuant to a new subadvisory agreement between the Investment Manager and the Subadviser (the “New Montrusco Bolton Large Cap Growth Fund Subadvisory Agreement”), and the submission of the New Montrusco Bolton Large Cap Growth Fund Subadvisory Agreement to the Fund’s shareholders for approval. The interim Subadvisory Agreement with respect to AMG Montrusco Bolton Large Cap Growth Fund may be terminated, without penalty, by vote of the Board of Trustees, by vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act), by the Investment Manager, and by the Subadviser, in each case upon 60 days’ prior written notice to the other party.

The section titled “Management of the Funds – Portfolio Managers of the Funds – AMG Managers Montag & Caldwell Growth Fund” beginning on page 95 is deleted and replaced with the following:

AMG Montrusco Bolton Large Cap Growth Fund

Unless otherwise indicated, all information below is as of December 31, 2020.

Montrusco Bolton Investments, Inc. (“Montrusco Bolton”)

Montrusco Bolton has served as Subadviser to AMG Montrusco Bolton Large Cap Growth Fund since March 2021. AMG indirectly owns a majority interest in Montrusco Bolton. As of December 31, 2020, Montrusco Bolton had assets under management of approximately $5.1 billion. Jean David Meloche is the portfolio manager primarily responsible for the day-to-day management of AMG Montrusco Bolton Large Cap Growth Fund.

Other Accounts Managed by the Portfolio Manager

Portfolio Manager: Jean David Meloche

Type of Account	Number Of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	1	$947.2	None	$0
Other Pooled Investment Vehicles	3	$551.1	1	$138.3
Other Accounts	2	$50.1	None	$0

Potential Material Conflicts of Interest

The portfolio manager manages multiple accounts, including the Fund. The portfolio manager makes investment decisions for each account based on the investment objectives, policies and other relevant investment considerations that the portfolio manager believes are applicable to each account. Such actions may be taken for one account and not another and may result in varying holdings and performance among clients. Each portfolio manager must avoid any situation in which the personal interests conflict with their duties as an employee, officer or director of Montrusco Bolton. When the portfolio manager is faced with a real or possible conflict of interest, he is required to exercise the business judgement of responsible persons, uninfluenced by considerations other than the best interests of the clients and accounts, including the Fund. Montrusco Bolton has adopted policies and procedures that it believes are reasonably designed to address the conflicts associated with managing multiple accounts for multiple clients, although there can be no assurance that such policies and procedures will adequately address such conflicts.

Portfolio Manager Compensation

Compensation for portfolio managers and analysts is based on a base salary, a bonus as a percentage of base and based on share ownership, including dividends in certain cases. The bonuses are split 70% quantitative and 30% qualitative (based on 360 degree peer reviews). The quantitative component is based on the ability to beat a product specific benchmark (the S&P 500 Growth Index in the case of the Fund) on a pre-tax basis over a 1-year, 3-year and 5-year time frame. The weighting per product is determined by the revenue weighting of the product in the line of business. In addition, the investment team shares in new revenue that is brought in by that team in order to align employee interests with the firm’s revenue and growth of assets under management.

Portfolio Manager’s Ownership of Fund Shares

AMG Montrusco Bolton Large Cap Growth Fund

Mr. Meloche: None

Appendix E is deleted and replaced with the following.

APPENDIX E

Montrusco Bolton Investments, Inc.

Proxy Voting Policy

December 2020

CORPORATE AND SOCIAL POLICY ISSUES	16

A. INTERNATIONAL STANDARDS	16
B. TRANSPARENCY AND IMPUTABILITY	17

VOTING IN FOREIGN MARKETS	17

VOTING ON A FUND’S HOLDINGS OF OTHER FUNDS IN THE FAMILY	17

I. PROXY VOTING POLICY & PROCEDURES

A. Proxy Voting Policy

The Montrusco Bolton Investments Inc. (“MBII”) objective in proxy voting is simple: to support proposals and director nominees that, in its view, maximize the value of our clients’ investments over the long term. While our goal is simple, the proposals we receive are varied and frequently complex. As such, the Proxy Voting Guidelines adopted by MBII provide a framework for assessing each proposal (the “Guidelines”). MBII has designed the guidelines to stress its role as a fiduciary with responsibility for evaluating each proposal on its merits, based on the particular facts and circumstances as presented.

In evaluating proxy proposals, information from many sources is considered, including the portfolio manager, management or shareholders of a company presenting a proposal and independent proxy research services. Substantial weight will be given to the recommendations of the company’s board, absent guidelines or other specific facts that would support a vote against management.

While serving as a framework, the Guidelines cannot contemplate all possible proposals with which MBII may be presented. In the absence of a specific guideline for a particular proposal (e.g., in the case of a transactional issue or contested proxy), MBII will evaluate the issue and cast its vote in a manner that, in its view, will maximize the value of our clients’ investment.

Because many factors bear on each decision, the Guidelines incorporate factors that should be considered in each voting decision. MBII may refrain from voting if that would be in the clients’ best interests. These circumstances may arise, for example, when the expected cost of voting exceeds the expected benefits of voting, or when exercising the vote results in the imposition of trading or other restrictions.

MBII may vote contrary to these Guidelines in circumstances where it is in the best interests of its clients. Finally, nothing contained in the Guidelines requires MBII to vote accounts alike. For most proxy proposals, particularly those involving corporate governance, the evaluation will result in MBII voting as a block. In some cases, however, MBII may vote its clients accounts differently, depending upon the nature and objective of the client, the composition of their portfolios, and other factors. MBII will document any exceptions to their Proxy voting guidelines.

B. Voting Responsibilities

Securities legislation provides that absent voting instructions received from a client, neither MBII nor the custodian is permitted to vote securities of an issuer registered in MBII’s or the custodian’s name that are not beneficially owned by MBII or the custodian.

Further, materials received by MBII or the custodian in respect of meetings of security holders of an issuer must forthwith be sent to the client where the issuer or client has agreed to pay the reasonable costs incurred by MBII or the custodian to do so. However, MBII in its discretionary management agreements normally receives authorization from each client to exercise voting rights over the securities on the clients’ behalf. Accordingly, the following responsibilities apply:

(a) For each client, there shall be a clear delineation of the proxy voting responsibilities between MBII and the client.

(b) If MBII has proxy voting authority, it will take steps that are reasonable under the circumstances to verify that it actually receives the proxies for which it has voting authority.

(c) A client who has delegated proxy voting authority to MBII may not decide how the proxies are to be voted.

(d) In voting proxies, MBII shall act prudently, solely in the economic interest of clients, and for the exclusive purpose of providing long term benefits to them. MBII will consider those factors that would affect the value of the clients’ investments over time and may not subordinate the interests of clients to unrelated objectives, such as social considerations.

C. Voting Procedures

In an effort to assist MBII in gathering information and voting proxies, MBII has outsourced the administration of its proxy voting to Institutional Shareholder Services Inc. (“ISS”). All issuer’s proxy ballots are sent directly to ISS from the custodians. ISS researches the proxy issues and provides a voting recommendation based upon MBII’s Guidelines. MBII accesses this information from ISS and determines if we agree with the recommendations made by ISS. If MBII agrees with ISS’s recommendation, MBII will instruct ISS to vote. Ultimately, MBII maintains the right to determine the final vote.

MBII Operations will conduct periodic review to ensure that ISS has voted all eligible clients’ proxies according to the Guidelines. In addition, MBII Operations will also periodically verify that ISS has received all clients’ proxies from the custodians.

MBII will periodically review the MBII Proxy Voting Policy and MBII Proxy Voting Guidelines (below) and make recommendations for changes where required. Documentation of all proxy voting and authorizations by portfolio managers will be kept on file for at least seven years. Where required MBII will maintain and publish a proxy voting record in accordance with applicable law.

D. Conflicts of Interest

The Firm is not presently aware of any material corporate conflicts. However, should such conflicts arise; MBII will undertake to identify the conflicts that exist between the economic interests of MBII and those of its clients. This examination will include a review of the relationship of MBII to the issuer of the security (and any of the issuer’s affiliates) subject to a proxy vote to determine if the issuer is a client of MBII or has some other material relationship with MBII or a client of MBII.

If ISS determines it has a material conflict of interest regarding a vote they will inform MBII of the conflict. MBII will document any such conflicts and exclude any person(s) from MBII’s decision that have personal conflicts of interest. If it is determined that both ISS and MBII have material conflicts from a corporate standpoint MBII will instruct ISS to hire a third party proxy voting service to determine the recommended vote for the issue for which MBII and ISS have a material conflict. When both MBII and ISS have a material conflict, the effected proxies will be voted in accordance with an independent third party voting service.

II. PROXY VOTING GUIDELINES

The Board of Directors

A. Definition of Independence

The following individuals are qualified as “non-independent”: a current manager, former members of management (unbounded in time), individuals who maintain significant relationship of an economic nature with the company like its advisers, such as lawyers, bankers or stock brokers, individuals who offer professional services (legal, financial, medical) to members of the management, members of organizations who benefit directly from a program or a financial contribution of the company and finally individuals who have a family tie with a member of the direction.

B. Election of directors

Good governance starts with a majority-independent board, whose key committees are comprised entirely of independent directors. As such, companies should attest to the independence of directors who serve on the Compensation, Nominating, and Audit committees. In any instance in which a director is not categorically independent, the basis for the independence determination should be clearly explained in the proxy statement.

While the board’s nominees will generally be supported, the following factors will be taken into account in determining how to vote proxies:

Factors for Approval

•	The board of directors is comprised of a majority of independent directors of 50% plus one.

•	All members of Audit, Nominating, and Compensation committees are independent of management.

Factors against Approval

•	The board of directors is comprised of a majority non independent directors. Action may be taken against non-independent directors and/or the Nominating committee chair.

•

The Audit, Nominating, and/or Compensation committees include non-independent members. For small cap companies, the Nominating and Compensation committees should be at least majority independent with independent committee chairs.

•	A current member of the board has an attendance rate to the meetings of the board and its committees lower than 75% without any valid reason.

•	A current member has been found guilty by a court of a fault related to a financial scandal.

•	The company failed to disclose audit fees paid to the auditor or authorized the payment of excessive non-audit fees to the auditor.

•	The company is responsible for poor accounting practices, which rise to a level of serious concern.

•	The company is responsible for material failures of governance, stewardship, risk oversight or fiduciary responsibilities at the company.

•	The company is responsible for problematic compensation practices and/or a misalignment between CEO pay and company performance.

•

The board refused to implement a shareholders proposal which was adopted by a majority of shareholders. Directors responsible will be opposed for three consecutive years if the board continues to fail to implement the majority-supported shareholder proposal.

The absence of important information related to the board of directors’ members will involve abstention from the vote only for the member whose information is insufficient.

C. Contested director elections

In the case of contested board elections, the nominees’ qualifications and the performance of the incumbent board will be evaluated, as well as the rationale behind the dissidents’ campaign, to determine the outcome that will maximize shareholder value.

D. Classified boards

Proposals to declassify existing boards (whether proposed by management or shareholders) will generally be supported, and efforts by companies to adopt classified board structures, in which only part of the board is elected each year, will be resisted. MBII votes in favor of proposals requiring the annual election of all the administrators.

E. Individual election of the Directors

MBII generally supports managements’ recommendations for directors. However, we may oppose the management slate or individual directors if we believe the election of any director is not in the best interest of the shareholders

F. Size of the board

The size of the board can vary according to the size of the company and the complexity of the business. A company determines, in its statutes, the maximum and minimum size of the board. According to the law, the number must be at least three. A positive vote will be registered for proposals of board size comprised between 5 and 16 members which reflect the shareholding and support the proportional representation.

G. Independent Board Chair and Division of the posts of Chief executive officer and Chairman

In order of allowing the Board to be more autonomous in its role of monitoring, it is often proposed to require an Independent Board Chairman or divide the posts of Chairman and Chief Executive Officer. A positive vote will be registered for proposals requiring an Independent Board Chairman or dividing the post of Chairman and Chief Executive Officer.

H. Director / Officer Indemnification

Proposals to indemnify directors and officers will generally be supported to ensure the companies can recruit the most qualified individuals. Individuals may be reluctant to serve as a director or officer if they were to be personally liable for all lawsuits and legal costs.

I. Director Ownership

Proposals that will require independent directors to hold a minimum amount of company stock as individuals will generally be opposed. Such a requirement raises questions about directors’ independence, and qualified candidates may be reluctant to accept directorships in the face of such a requirement.

Approval of independent auditors

The relationship between a company and its auditors should be limited primarily to the audit, although it may include certain closely related activities that do not, in the aggregate, raise any appearance of impaired independence. Management’s recommendation for the ratification of the auditors, except in instances where audit and audit-related fees make up less than 50% of the total fees paid by the company to the audit firm, will generally be supported. Instances in which the audit firm has a substantial non-audit relationship with the company (regardless of its size relative to the audit fee) will be evaluated on a case-by-case basis to determine whether there is a concern that independence has been compromised. MBII will vote against the proposed auditors for the following reasons:

•	The audit committee is not made solely of independent members

•	The majority of the paid fees come from non-audit fees.

•	The reputation of the firm questions its ability to verify the financial statements of the company

•	The duration of the relation between the auditor firm and the company is considered to be too long (more than 7 years) and compromises the independence of the auditors.

Compensation issues

A. Reasonable compensation

MBII will vote in favor of compensation of managers and directors if it is reasonable. MBII will sanction a company which does not reveal in a detailed way the compensation of the Chief Executive Officer by abstaining from voting on the compensation committee. MBII will vote in favor of proposals requiring the premium return when the financial statements of the company are reprocessed (financial restatement) only if the premium is directly linked to the financial statement.

Concerning compensation of Bank Chief Manager, the evaluation of their reasonable compensation will consider indicators of performance and other advantages, the other advantages being the value of the options accumulated with the passing of years and the value of the pension fund. A period of three years will be taken into account for the evaluation.

While MBII generally supports the Management Say-On-Pay (MSOP) proposal, the following factors will be taken into account in determining how to vote proxies:

Factors for Approval

•	The company’s executive pay practices and company performance are aligned, emphasizing long-term shareholder value and eliminating the risk of pay for failure.

•	The compensation committee is independent and effective.

•	The company provides clear and comprehensive disclosure to shareholders.

•	The company avoids inappropriate pay to non-executive directors, which may compromise independence.

Factors against Approval

•	There is significant misalignment between Chief Executive Officer pay and company performance;

•	The company maintains problematic pay practices; or

•	The board exhibits poor communication and responsiveness to shareholders.

B. Stock-based compensation plans

Appropriately designed stock-based compensation plans, administered by an independent committee of the board and approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Conversely, plans that substantially dilute ownership interest in the company, provide participants with excessive awards or have inherently objectionable structural features, will be opposed. MBII will vote against a proposal of implementing a stock-based compensation plan for which there is not enough detail. Enough detailed means a stock-based compensation plan who indicates the number of shares which are granted and fulfilled every year. Furthermore, the number of shares fulfilled must represent 2% or less of the outstanding shares.

An independent compensation committee should have significant latitude to deliver varied compensation to motivate the company’s employees. However, all compensation proposals will be evaluated in the context of several factors (a company’s industry, market capitalization, competitors for talent, etc.) to determine whether a particular plan or proposal balances the perspectives of employees and the company’s other shareholders. Each proposal will be evaluated on a case-by-case basis, taking all material facts and circumstances into account.

The following factors related to the options granted to the Management will be among those considered in evaluating these proposals:

Factors for Approval

•	Company requires senior executives to hold a minimum amount of company stock (frequently expressed as a multiple of salary).

•	Company requires stock acquired through option exercise to be held for a minimum period of time.

•	Compensation program includes performance-vesting awards, indexed options, or other performance-linked grants.

•	Concentration of option grants to senior executives is limited (indicating that the plan is very broad-based).

•	Stock-based compensation is clearly used as a substitute for cash in delivering market-competitive total pay.

Factors against Approval

•	Total potential dilution (including all stock-based plans) exceeds 10% of shares outstanding.

•	Annual grants of equity-based awards have exceeded 2% of shares outstanding.

•	Plan permits repricing or replacement of options without shareholder approval.

•	Plan provides for the issuance of reload options.

•	Plan contains automatic share replenishment (“evergreen”) feature.

•	Plan’s amendment provision does not adequately restrict the ability of the board to amend the plan without shareholder approval.

•	Plan allows non-employee directors to participate on a discretionary basis.

C. Bonus plans

Bonus plans, which must be periodically submitted for shareholder approval, should have clearly defined performance criteria and maximum awards expressed in dollars. Bonus plans with awards that are excessive in both absolute terms and relative to a comparative group generally will not be supported.

D. Employee stock purchase plans

The use of employee stock purchase plans to increase company stock ownership by employees will generally be supported provided that shares purchased under the plan are acquired for no less than 85% of their market value, the shares reserved under the plan comprise less than 5% of the outstanding shares and finally the potential effect on dilution is under 10%.

E. Executive severance agreements (“golden parachutes”)

While executives’ incentives for continued employment should be more significant than severance benefits, there are instances—particularly in the event of a change in control— in which severance arrangements may be appropriate. Severance benefits triggered by a change in control that do not exceed three times an executive’s salary and bonus may generally be approved by the compensation committee of the board without submission to shareholders. Any such arrangement under which the beneficiary receives more than three times salary and bonus—or where severance is guaranteed absent a change in control—should be submitted for shareholder approval.

Anti-takeover defenses and shareholder rights

The exercise of shareholder rights, in proportion to economic ownership, is a fundamental privilege of stock ownership that should not be unnecessarily limited. Such limits may be placed on shareholders’ ability to act by corporate charter, bylaw provisions, or the adoption of certain takeover provisions. The market for corporate control should be allowed to function without undue interference from these artificial barriers.

MBII will vote against the structures with unequal voting rights in a general way except in particular contexts. For companies which have existing structures with multiple voting rights, MBII will vote in favor of proposals requiring the approval of the structure with regular interval or will vote in favor of measures limiting the effects.

With respect to a number of the most commonly presented issues in this area:

A. Take-over bids

When an attempt of takeover is considered to be hostile by the Management of the targeted firm, the principal question of the shareholders is to evaluate if the Management works in its own interests or in the true interest of the company and the shareholders. There will be an examination of each take-over bid, both hostile and non hostile, by evaluating the impact on the company.

B. Shareholder rights plans (“poison pills”)

A company’s adoption of a so-called poison pill effectively limits a potential acquirer’s ability to buy a controlling interest without the approval of the target’s board of directors. Such a plan, in conjunction with other takeover defenses, may serve to entrench incumbent management and directors. However, in other cases, a pill may force a suitor to negotiate with the board and result in the payment of a higher acquisition premium.

In general, shareholders should be afforded the opportunity to approve shareholder rights plans within a year of their adoption. This provides the board with the ability to put a poison pill in place for legitimate defensive purposes, subject to subsequent approval by shareholders. In evaluating the approval of proposed shareholder rights plans, the following factors will be considered:

Factors for Approval

•	Plan is relatively short-term (3–5 years).

•	Plan requires shareholder approval for renewal.

•	Plan incorporates review by a committee of independent directors at least every three years (so-called TIDE provisions).

•	Plan includes permitted bid/qualified offer feature (“chewable pill”) that mandates shareholder vote in certain situations.

•	Ownership trigger is reasonable (15–20%).

•	Highly independent, non-classified board.

Factors against Approval

•	Plan is long-term (>5 years).

•	Renewal of plan is automatic or does not require shareholder approval.

•	Ownership trigger is less than 15%.

•	Classified board.

•	Board with limited independence.

C. Article and by-law amendments

Proposals to adopt or amend by-laws will generally be supported unless the proposal contravenes other MBII guidelines within this document, or otherwise abridges shareholder rights.

D. Crown jewel defense

The sale of assets to “friendly” companies in an effort to frustrate a takeover will generally be opposed as this action could impair share value.

E. Cumulative Voting

Cumulative voting will generally be opposed under the basis that it allows shareholders a voice in director elections that is disproportionate to their economic investment in the corporation.

F. Majority vote requirements for director elections

Shareholders’ ability to approve or reject director nominees presented for a vote based on a simple majority will be supported. Accordingly, proposals to implement a majority vote standard for the election of directors will be supported, and proposals to remove majority vote standards will be opposed.

G. Supermajority vote requirements

Shareholders’ ability to approve or reject matters presented for a vote based on a simple majority will be supported. Accordingly, proposals to remove supermajority requirements will be supported, and proposals to impose them will be opposed. A majority of 50% plus one will be sufficient to meet the supermajority.

H. Right to call meetings and act by written consent

Shareholders’ rights to call special meetings of the board (for good cause and with ample representation) and to act by written consent will generally be supported. Proposals to grant these rights to shareholders will be supported, and proposals to abridge these rights will be opposed.

I. Proxy access and advance notice provisions

Shareholders’ ability to nominate qualified candidates to the board of directors is a fundamental right and will generally be supported, and attempts to impede this right should be opposed. All proxy access proposals will be evaluated for reasonableness, to ensure no provision abridges the right of shareholders. Proxy access proposals permitting shareholders with 3% of the voting power to nominate up to 25% of board nominees will generally be supported provided the maximum holding requirement is less than 3 years and there are minimal limits on the number of shareholders permitted to form the nominating group. Proposals that are more restrictive will generally be opposed. Advance notice requirements will be evaluated within the overall company framework, to ensure all provisions support the stated purpose of the requirement and no provision abridges the right of shareholders.

J. Confidential voting

The integrity of the voting process is enhanced substantially when shareholders (both institutions and individuals) can vote without fear of coercion or retribution based on their votes. As such, proposals to provide confidential voting, use independent vote tabulators, and use independent inspections of elections will be supported.

K. Quorum and enhanced quorum

The provisions of the Canadian Business Corporations Act indicate at section 139. (1) “ Unless the by-laws otherwise provide, a quorum of shareholders is present at a meeting of shareholders, irrespective of the number of persons actually present at the meeting, if the holders of a majority of the shares entitled to vote at the meeting are present in person or represented by proxy. “. However, the companies can fix a quorum level as low as two individuals holding 25% of eligible vote. Proposals to establish an enhanced quorum, with two different quorum levels, will be opposed if the proposal is solely to implement a higher quorum for shareholder meetings where common share investors seek to replace the majority of current board members.

Corporate structure & capitalization

A. Corporative reorganization

When a corporative reorganization occurs, like the sale or acquisition of a company or of important assets, there will be an individual examination of each situation having course in order to evaluate the impact on the company and the shareholders. Each proposal will be evaluated on a case-by-case basis, taking all material facts and circumstances into account.

B. Increases in authorized capital

Capitalization changes that involve a reorganization of existing capital or issuance of new capital will be opposed if they do not align with the interests of long-term shareholders. Each proposal will be evaluated on a case-by-case basis, taking all material facts and circumstances into account.

C. Private Placement Issuances

Private placement issuances will be opposed if they do not align with the interests of long-term shareholders. Each proposal will be evaluated on a case-by-case basis, taking all material facts and circumstances into account.

D. Blank Cheque Preferred Stock

Blank cheque preferred shared issuances should generally be opposed, particularly if the request has no appropriate limits of the company states no purpose for the increase. Proposals to create reasonably limited preferred shares will be evaluated on a case-by-case basis, taking all material facts and circumstances into account.

E. Dual classes of stock

Dual-class capitalization structures that provide disparate voting rights to different groups of shareholders with similar economic investments are objectionable. As such, the creation of separate classes with unequal voting rights will be opposed, and the dissolution of such classes will be supported.

F. Reincorporation proposals

Proposals to change the company’s jurisdiction of incorporation should be evaluated holistically, considering factors such as the company’s stated reason for incorporating, a comparison of the governance provisions, and a comparison of the jurisdictional law. Accordingly, reincorporation provisions with positive financial implications and/or positive governance implications may be supported.

Corporate and social policy issues

Proposals related to corporate issues, initiated primarily by shareholders, typically request that the company disclose or amend certain business practices. These are “ordinary business matters” that are primarily the responsibility of management and should be evaluated and approved solely by the corporation’s board of directors. Typically, we will abstain from voting or vote against these proposals absent a compelling economic impact on shareholder value (e.g., proposals to require expensing of stock options).

Proposals related to modification of the social policies linked with the international standards, the transparency as well as the imputability will have the following treatment:

A. International standards

We evaluate the stakes of social responsibility in the light of the principles establish by the International Conventions to which Canada adhered. We also wish that the companies follow the principles included in the codes of conduct developed with the collaboration of UNO (the Universal declaration of the humans’ rights and the standards of the International Labor Organization). However, proposals requiring the adoption of codes of conduct based on these recognized international standards will be processed individually.

B. Transparency and imputability

In a general way, we believe that it is preferable for shareholders to have access to sufficient information on the social and environmental policies of companies. Proposals requiring the production of reports revealing the risks related to the company’s policy of social and environmental responsibility will be processed individually. In the same way, proposals requiring the realization of independent reports will also be processed individually.

Voting in foreign markets

Corporate governance standards, disclosure requirements, and voting mechanics vary greatly among the markets outside of Canada in which we may invest. Where applicable, votes will be used to advocate for improvements in governance and disclosure by our portfolio companies. Issues presented to shareholders will respect to foreign holdings will be evaluated in the context of the Guidelines, as well as local market standards and best practices. Voting will be done in a manner philosophically consistent with the

Guidelines, while taking into account differing practices by market. In addition, there may be instances in which we will elect not to vote, as described below.

Many foreign markets require that securities be blocked or reregistered to vote at a company’s meeting. Absent an issue of compelling economic importance, we will generally not be subjected to the loss of liquidity imposed by these requirements.

The costs of voting (e.g., custodian fees, vote agency fees) in foreign markets may be substantially higher than for Canadian holdings. As such, we may limit our voting on foreign holdings in instances where the issues presented are unlikely to have a material impact on shareholder value.

Voting on a Fund’s holdings of other Funds in the Family

Certain MBII funds (“owner funds”) may, from time to time, own shares of other MBII funds (“underlying funds”). If an underlying fund submits a matter to a vote of its shareholders, votes for and against such matters on behalf of the owner funds will be cast in the same proportion as the votes of the other shareholders in the underlying fund.

In addition, effective if and when the New Subadvisory Agreement takes effect, the SAI is amended as follows:

The following replaces similar disclosure in the table in the first paragraph in the section titled “Management of the Funds – Compensation of the Investment Manager and each Subadviser” on page 85:

Fund	Investment Management Fee
AMG Montrusco Bolton Large Cap Growth Fund	0.48%

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to 497(e)

File Nos. 033-68666 and 811-08004

AMG FUNDS IV

AMG Managers Pictet International Fund

Supplement dated March 19, 2021 to the Statement of Additional Information, dated February 1, 2021

The following information supplements and supersedes any information to the contrary relating to AMG Managers Pictet International Fund (the “Fund”), a series of AMG Funds IV (the “Trust”), contained in the Fund’s Statement of Additional Information (the “SAI”), dated as noted above.

At a meeting held on March 17-18, 2021 (the “Meeting”), the Trust’s Board of Trustees (the “Board”) approved the appointment of Beutel, Goodman & Company Ltd. (“Beutel Goodman” or the “Subadviser”) as the subadviser to the Fund on an interim basis to replace Pictet Asset Management Limited (“Pictet”), effective March 19, 2021 (the “Implementation Date”). The appointment of Beutel Goodman was pursuant to an interim subadvisory agreement between AMG Funds LLC (“AMGF”) and Beutel Goodman (the “Interim Subadvisory Agreement”), to be effective until the earlier of 150 days after the termination of the former subadvisory agreement between AMGF and Pictet with respect to the Fund (the “Former Subadvisory Agreement”), which occurred on March 19, 2021, or the approval of a new subadvisory agreement between AMGF and Beutel Goodman by the Board and Fund shareholders. At the Meeting, the Board also approved the longer-term appointment of Beutel Goodman as the subadviser to the Fund, a new subadvisory agreement between AMGF and Beutel Goodman (the “New Subadvisory Agreement”), and the submission of the New Subadvisory Agreement to Fund shareholders for approval. The rate of compensation to be received by Beutel Goodman under the Interim Subadvisory Agreement approved by the Board is the same rate of compensation that Pictet would have received under the Former Subadvisory Agreement.

In connection with the hiring of Beutel Goodman, effective as of the Implementation Date, the Fund (i) changed its name from AMG Managers Pictet International Fund to AMG Beutel Goodman International Equity Fund, and (ii) made changes to its principal investment strategies and principal risks.

Also in connection with the hiring of Beutel Goodman, the Board approved the following fee changes for the Fund, all of which will be implemented upon the effectiveness of the New Subadvisory Agreement and will result in the overall reduction of the Fund’s net expense ratios: (i) the management fee for the Fund will be reduced from 0.67% to 0.54%; and (ii) the Fund’s existing contractual expense limitation agreement with AMGF will be replaced with a new contractual expense limitation agreement with AMGF pursuant to which AMGF will agree, through at least March 1, 2023, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.76% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. AMGF pays a portion of the management fee to the Fund’s subadviser for its services.

The disposition of Fund securities in connection with the transition of the Fund’s investment objective and strategies is expected to cause the Fund to realize taxable income for U.S. federal income tax purposes. The Fund intends to make a special distribution to shareholders of all or a portion of such income and any other undistributed income for the current taxable year. This distribution will be taxable to shareholders who hold their shares in a taxable account. See “Certain U.S. Federal Income Tax Matters” for further information.

In addition, effective as of the Implementation Date, the SAI is amended as follows:

All references to the name of the Fund shall refer to AMG Beutel Goodman International Equity Fund. All references to Pictet shall be deleted and all references to the subadviser to the Fund shall refer to Beutel Goodman. All references to Fabio Paolini and Benjamin Beneche as portfolio managers of the Fund shall be deleted and all references to the portfolio managers of the Fund shall refer to KC Parker and Stanley Wu.

The last sentence of the section titled “Additional Investment Policies – Investment Techniques and Associated Risks – (32) Stripped Securities” beginning on page 44 is deleted.

The section titled “Additional Investment Policies – Non-Fundamental Investment Restrictions” on page 56 is revised to reflect that the non-fundamental investment restrictions no longer apply to the Fund.

The fourth paragraph of the section titled “Management of the Funds – Investment Manager and Subadvisers” on page 81 is deleted and replaced with the following:

For its investment management services, the Investment Manager receives an investment management fee from each Fund. The Investment Manager uses a portion of the investment management fees it receives from each Fund to pay the subadvisory fees of the Subadviser that manages the assets of the Fund. The Investment Manager indirectly benefits from the compensation received by the Subadvisers that are affiliates of the Investment Manager.

The following is added to the end of the tenth paragraph of the section titled “Management of the Funds – Investment Management and Subadvisory Agreements” beginning on page 82:

Notwithstanding the foregoing, with respect to AMG Beutel Goodman International Equity Fund, the Subadvisory Agreement provides that the Subadviser shall not be subject to any liability for any act or omission, error of judgment, or mistake of law or for any loss suffered by the Investment Manager or the Trust in connection with the Subadvisory Agreement, except by reason of the Subadviser’s willful misfeasance, bad faith, or negligence in the performance of its duties, or by reason of the Subadviser’s reckless disregard of its obligations and duties under the Subadvisory Agreement.

The interim Subadvisory Agreement with respect to AMG Beutel Goodman International Equity Fund, dated as of March 19, 2021, provides that it shall continue in effect until the earlier of (i) 150 days from the date of the Subadvisory Agreement or (ii) the approval of a subadvisory agreement between the Subadviser and the Investment Manager by a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act). The Board of Trustees has approved the longer-term appointment of Beutel Goodman as the subadviser to AMG Beutel Goodman International Equity Fund pursuant to a new subadvisory agreement between the Investment Manager and the Subadviser (the “New Beutel Goodman International Equity Fund Subadvisory Agreement”), and the submission of the New Beutel Goodman International Equity Fund Subadvisory Agreement to the Fund’s shareholders for approval. The interim Subadvisory Agreement with respect to AMG Beutel Goodman International Equity Fund may be terminated, without penalty, by vote of the Board of Trustees, by vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act), by the Investment Manager, and by the Subadviser, in each case upon 60 days’ prior written notice to the other party.

The section titled “Management of the Funds – Portfolio Managers of the Funds – AMG Managers Pictet International Fund” beginning on page 97 is deleted and replaced with the following:

AMG Beutel Goodman International Equity Fund

Unless otherwise indicated, all information below is as of December 31, 2020.

Beutel, Goodman & Company Ltd. (“Beutel Goodman”)

Beutel Goodman has served as Subadviser to AMG Beutel Goodman International Equity Fund since March 2021. Beutel Goodman is located at 20 Eglinton Avenue West, Suite 2000, Toronto, Ontario, Canada, M4R 1K8. As of December 31, 2020, Beutel Goodman had assets under management of approximately $32.5 billion. Beutel Goodman’s principal owners are the Beutel Goodman Voting Trust and AMG. Beutel Goodman Voting Trust is composed of a group of 92 current and former employees of Beutel Goodman and holds as a group a 51% interest in Beutel Goodman. AMG holds an indirect minority 49% position. KC Parker and Stanley Wu are the portfolio managers jointly and primarily responsible for the day-to-day management of AMG Beutel Goodman International Equity Fund.

Other Accounts Managed by the Portfolio Managers

Portfolio Manager: KC Parker

Type of Account	Number Of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	1	$723.74	None	$0
Other Pooled Investment Vehicles	45	$2,813.95	None	$0
Other Accounts	28	$3,574.83	None	$0

Portfolio Manager: Stanley Wu

Type of Account	Number Of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	1	$ 723.74	None	$0
Other Pooled Investment Vehicles	45	$ 2,813.95	None	$0
Other Accounts	28	$ 3,574.83	None	$0

Potential Material Conflicts of Interest

Beutel Goodman has adopted policies and procedures that address conflicts of interest that may arise between a portfolio manager’s management of the Fund and their management of other accounts. Potential areas of conflict could involve allocation of investment opportunities and trades among the Fund and other accounts, use of information regarding the timing of the Fund’s trades, and personal investing activities. Beutel Goodman has adopted policies and procedures that it believes are reasonably designed to address these conflicts. However, there is no guarantee that such policies and procedures will be effective or that Beutel Goodman will anticipate all potential conflicts of interest.

Portfolio Manager Compensation

Portfolio managers are compensated by a combination of fixed salary, pre-tax performance-based bonus and share ownership payments. Beutel Goodman aims to align compensation with the results the firm achieves for its clients. With respect to bonus compensation, portfolio managers are compensated according to how their strategies perform compared to peers and an appropriate benchmark over a rolling three-year period (the MSCI EAFE Index in the case of the Fund). No portion of the bonus is deferred. Portfolio managers are also compensated through their ownership of private shares of Beutel Goodman. Additional equity in the firm may be distributed based upon contributions to the company through research, portfolio management, marketing or general administrative responsibilities.

Portfolio Managers’ Ownership of Fund Shares

AMG Beutel Goodman International Equity Fund

Mr. Parker: None

Mr. Wu: None

Appendix F is deleted and replaced with the following.

APPENDIX F

Beutel Goodman

Proxy Voting Principles

Philosophy

At Beutel Goodman, we aim, as stewards of capital, to effect positive change by engaging with the management of companies we hold in our portfolios and diligently voting all proxies. We believe that the voting of proxies is essential to the advancement of shareholder value, as through them we are better able to encourage sound corporate governance, as well as responsible environmental and social practices. As part of our portfolio management responsibilities, we review each proxy item for each of our holdings before casting votes. We assess all motions, including those relating to ESG practices, based on their consistency with long-term shareholder value creation.

Proxy voting and ongoing engagement with the companies held in our portfolios are pillars of our active ownership practices. These serve as important touchpoints and are incorporated into our continuous company analysis and investment decision-making.

Principles

Companies that lead in environmental, social and governance initiatives often share many of the sound fundamentals that are attractive to our value investing approach; namely, a business whose qualities and management practices generate sustainable long-term cash flows. Our research process strives to identify companies whose boards and management are aligned with shareholder interests and the creation of long-term shareholder value. We view ourselves as partners of the companies we invest in. As such we approach ownership as an ongoing collaboration in the creation of long-term shareholder value.

We list below our general view of certain positive and negative attributes in proxy voting. Note that this list is not exhaustive and is intended as a general overview of factors we take into consideration when casting our votes. Each proxy item is reviewed on a case-by-case basis, with leniency considered in cases where companies are making progress on certain issues.

Beutel Goodman generally favours:

•	Boards that are aligned with the interests of shareholders and value creation; i.e., those that

○	Are majority-independent

○	Have appropriate breadth, depth and diversity

○	Have a record of positive performance

○	Favour a majority of votes over plurality of votes in board member elections

○	Favour individual board member elections over board slates

○	Are accessible and responsive to institutional shareholders (with annual interactions, at a minimum, preferred)

○	Have oversight of ESG issues

○	Separate Board Chair and CEO roles

•	Companies with thoughtful, multi-year succession plans

•	Executive compensation tied to long-term shareholder value-creation; e.g., companies with

○	Transparent compensation directly linked to both short- and long-term strategic targets

○	Long-term incentives linked to return metrics rather than pure growth metrics to align capital allocation decisions with shareholder value creation

○	Continued share ownership by management and directors to match investors’ risks and benefits

○	Companies that tie executive compensation to ESG metrics (or companies that are working towards such targets)

Beutel Goodman is typically not in favour of:

•	Company strategies that lead to poor outcomes for long-term shareholders, such as

○	Poor capital allocation

○	Equity issuances that are not accretive to existing shareholders

•	Dual-class share structures (i.e., multiple classes of shares with different voting rights)

•	Excessive executive-pay packages, including excessive stock option plans that may result in dilution of our ownership

•	Boards not aligned with shareholders. This could include

○	Overcommitted board members

○	Board members with conflicts of interest

Process

As part of our portfolio management responsibilities, we review each proxy item for all Canadian, U.S. and International equity holdings before casting the votes. In support of the process, the firm subscribes to the proxy voting services of Glass Lewis, which provides a detailed analysis and comprehensive report of all proxy-voting issues. Glass Lewis proxy interpretations conform to the corporate governance standards of the Pension Investment Association of Canada (PIAC).

All upcoming proxies are reviewed regularly and voted by the deadline. This is typically two to three weeks before the meeting date. For foreign securities, there may be different proxy-voting considerations because of share blocking or re-registration rules in other jurisdictions. We may choose a “do not vote” option in such cases rather than have securities blocked for sale for the period until a vote. Beutel Goodman will always act in the best interest of its clients.

As and when necessary, voting issues are discussed among equity team members. All final voting decisions are made by the primary analyst.

While we use Glass Lewis for proxy voting research and recommendations, we form our own views on all proxy items and vote accordingly.

Reporting

We provide our clients with segregated mandates detailed proxy voting disclosure, which can be included in our standard quarterly report package. This report provides information on all issues voted during the quarter.

Proxy voting information for our holdings is available on our website and updated immediately after each portfolio company’s AGM.

Clients may also request a copy of Glass Lewis’ policies and procedures.

In addition, effective if and when the New Subadvisory Agreement takes effect, the SAI is amended as follows:

The following replaces similar disclosure in the table in the first paragraph in the section titled “Management of the Funds – Compensation of the Investment Manager and each Subadviser” beginning on page 85:

Fund	Investment Management Fee
AMG Beutel Goodman International Equity Fund	0.54%

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to 497(e)

File Nos. 033-68666 and 811-08004

AMG FUNDS IV

AMG Managers Silvercrest Small Cap Fund

Supplement dated March 19, 2021 to the Statement of Additional Information, dated February 1, 2021

The following information supplements and supersedes any information to the contrary relating to AMG Managers Silvercrest Small Cap Fund (the “Fund”), a series of AMG Funds IV (the “Trust”), contained in the Fund’s Statement of Additional Information (the “SAI”), dated as noted above.

At a meeting held on March 17-18, 2021 (the “Meeting”), the Trust’s Board of Trustees (the “Board”) approved the appointment of GW&K Investment Management, LLC (“GW&K” or the “Subadviser”) as the subadviser to the Fund to replace Silvercrest Asset Management Group LLC (“Silvercrest”) and the reorganization of the Fund with and into AMG GW&K Small Cap Value Fund (formerly AMG Managers Skyline Special Equities Fund), a series of AMG Funds (the “Reorganization”), subject in each case to the approval of shareholders of the Fund.

At the Meeting, the Board approved the appointment of GW&K as the subadviser to the Fund, effective March 19, 2021 (the “Implementation Date”), pursuant to an interim subadvisory agreement between AMG Funds LLC (“AMGF”) and GW&K (the “Interim Subadvisory Agreement”), to be effective for a term no longer than 150 days after the termination of the former subadvisory agreement with Silvercrest (the “Former Subadvisory Agreement”). The Interim Subadvisory Agreement will automatically terminate upon the earliest to occur of (i) the closing date of the Reorganization, (ii) shareholder approval and implementation of a new subadvisory agreement between AMGF and GW&K (the “New Subadvisory Agreement”), and (iii) the expiration of the Interim Subadvisory Agreement’s 150-day maximum term. The rate of compensation to be received by GW&K under the Interim Subadvisory Agreement approved by the Board is the same rate of compensation that Silvercrest would have received under the Former Subadvisory Agreement.

At the Meeting, the Board also approved (i) the longer-term appointment of GW&K as the subadviser to the Fund, (ii) the New Subadvisory Agreement, and (iii) the submission of the Reorganization and New Subadvisory Agreement to Fund shareholders for approval. If approved by Fund shareholders, the New Subadvisory Agreement would only go into effect in the event the Reorganization is not consummated prior to August 16, 2021, when the Interim Subadvisory Agreement will automatically terminate.

In connection with the hiring of GW&K, effective as of the Implementation Date, the Fund (i) changed its name from AMG Managers Silvercrest Small Cap Fund to AMG GW&K Small Cap Value Fund II, (ii) made changes to its principal investment strategies and principal risks, and (iii) removed the Russell 2000® Index as the Fund’s secondary benchmark.

The disposition of Fund securities in connection with the transition of the Fund’s investment objective and strategies is expected to cause the Fund to realize taxable income for U.S. federal income tax purposes. The Fund intends to make a special distribution to shareholders of all or a portion of such income and any other undistributed income for the current taxable year. This distribution will be taxable to shareholders who hold their shares in a taxable account. See “Certain U.S. Federal Income Tax Matters” for further information.

In addition, effective as of the Implementation Date, the SAI is amended as follows:

All references to the name of the Fund shall refer to AMG GW&K Small Cap Value Fund II. All references to Silvercrest shall be deleted and all references to the subadviser to the Fund shall refer to GW&K. All references to Roger W. Vogel as the portfolio manager of the Fund shall be deleted and all references to the portfolio managers of the Fund shall refer to Jeffrey O. Whitney, CFA and Daniel L. Miller, CFA.

The last sentence of the section titled “Additional Investment Policies – Investment Techniques and Associated Risks – (32) Stripped Securities” beginning on page 44 is deleted.

The section titled “Additional Investment Policies – Investment Techniques and Associated Risks” beginning on page 2 is revised to add the following additional types of securities and instruments that may be purchased by the Fund to the extent such investments are permitted by applicable law:

Special Purpose Acquisition Companies

A Fund may invest in stock, rights, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital in the form of a blind pool via an IPO for the purpose of acquiring an existing company. The shares of a SPAC are typically issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares or partial shares. At a specified time following the SPAC’s IPO (generally 1-2 months), the rights and warrants may be separated from the common stock at the election of the holder, after which they become freely tradeable. After going public and until an acquisition is completed, a SPAC generally invests the proceeds of its IPO (less a portion retained to cover expenses), which are held in trust, in U.S. government securities, money market securities and cash. To the extent the SPAC is invested in cash or similar securities, this may impact a Fund’s ability to meet its investment objective. If a SPAC does not complete an acquisition within a specified period of time after going public, the SPAC is dissolved, at which point the invested funds are returned to the SPAC’s shareholders (less certain permitted expenses) and any rights or warrants issued by the SPAC expire worthless.

Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, the securities issued by a SPAC, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

The section titled “Additional Investment Policies – Non-Fundamental Investment Restrictions” on page 56 is revised to reflect that the non-fundamental investment restrictions no longer apply to the Fund.

The fourth paragraph of the section titled “Management of the Funds – Investment Manager and Subadvisers” on page 81 is deleted and replaced with the following:

For its investment management services, the Investment Manager receives an investment management fee from each Fund. The Investment Manager uses a portion of the investment management fees it receives from each Fund to pay the subadvisory fees of the Subadviser that manages the assets of the Fund. The Investment Manager indirectly benefits from the compensation received by the Subadvisers that are affiliates of the Investment Manager.

The following is added to the end of the tenth paragraph of the section titled “Management of the Funds – Investment Management and Subadvisory Agreements” beginning on page 82:

Notwithstanding the foregoing, with respect to AMG GW&K Small Cap Value Fund II, the Subadvisory Agreement provides that the Subadviser shall not be subject to any liability for any act or omission, error of judgment, or mistake of law or for any loss suffered by the Investment Manager or the Trust in connection with the Subadvisory Agreement, except by reason of the Subadviser’s willful misfeasance, bad faith, or negligence in the performance of its duties, or by reason of the Subadviser’s reckless disregard of its obligations and duties under the Subadvisory Agreement.

The interim Subadvisory Agreement with respect to AMG GW&K Small Cap Value Fund II, dated as of March 19, 2021, will remain in effect for a term no longer than 150 days. The Board has approved the reorganization of AMG GW&K Small Cap Value Fund II with and into AMG GW&K Small Cap Value Fund (formerly AMG Managers Skyline Special Equities Fund), a series of AMG Funds (the “Reorganization”), the longer-term appointment of GW&K as subadviser to AMG GW&K Small Cap Value Fund II pursuant to a new subadvisory agreement (the “New Small Cap Value Fund II Subadvisory Agreement”), and the submission of the Reorganization and the New Small Cap Value Fund II Subadvisory

Agreement to the Fund’s shareholders for approval. The interim Subadvisory Agreement will automatically terminate upon the earliest to occur of (i) the closing date of the Reorganization, (ii) shareholder approval and implementation of the New Small Cap Value Fund II Subadvisory Agreement, and (iii) the expiration of the interim Subadvisory Agreement’s 150-day maximum term. If approved by Fund shareholders, the New Small Cap Value Fund II Subadvisory Agreement would only go into effect in the event the Reorganization is not consummated prior to August 16, 2021, when the interim Subadvisory Agreement will automatically terminate. The interim Subadvisory Agreement with respect to AMG GW&K Small Cap Value Fund II may be terminated, without penalty, by vote of the Board of Trustees, by vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act), by the Investment Manager, and by the Subadviser, in each case upon 60 days’ prior written notice to the other party.

The section titled “Management of the Funds – Portfolio Managers of the Funds – AMG Managers Silvercrest Small Cap Fund” beginning on page 99 is deleted and replaced with the following:

AMG GW&K Small Cap Value Fund II

Unless otherwise indicated, all information below is as of December 31, 2020.

GW&K Investment Management, LLC (“GW&K”)

GW&K has served as Subadviser to AMG GW&K Small Cap Value Fund II since March 2021. AMG indirectly owns a majority interest in GW&K. As of December 31, 2020, GW&K’s assets under management were approximately $51 billion. Jeffrey O. Whitney, CFA and Daniel L. Miller, CFA are the portfolio managers jointly and primarily responsible for the day-to-day management of AMG GW&K Small Cap Value Fund II.

Other Accounts Managed by the Portfolio Managers

Portfolio Manager: Jeffrey O. Whitney, CFA

Type of Account	Number Of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	1	$338	None	$0
Other Pooled Investment Vehicles	None	$0	None	$0
Other Accounts	39	$21	None	$0

Portfolio Manager: Daniel L. Miller, CFA

Type of Account	Number Of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	8	$2,275	None	$0
Other Pooled Investment Vehicles	8	$1,506	None	$0
Other Accounts	4,870	$5,455	1	$137

Potential Material Conflicts of Interest

GW&K’s portfolio managers simultaneously manage multiple types of portfolios, including separate accounts, wrap fee programs and sub advised mutual funds, according to the same or a similar investment strategy as the Fund. However, the portfolios managed by a portfolio manager may not have portfolio compositions identical to those of the Fund managed by the portfolio manager due, for example, to specific investment limitations or guidelines present in some portfolios or funds but not others. The portfolio managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. A portfolio manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, a portfolio manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures that are or have the potential to be higher than the advisory fees paid by the Fund, which can cause potential conflicts in the allocation of investment opportunities between the Fund and the other accounts. However, the compensation structure for portfolio managers (see “Portfolio Manager Compensation” below) generally does not provide any incentive to favor one account over another because that part of a manager’s bonus based on performance is not based on the performance of one account to the exclusion of others.

While GW&K has policies and procedures to help ensure accounts are treated fairly and equitably over time not all accounts within a strategy will be managed the same at all times. Different client guidelines and/or differences within the investment strategies may lead to the use of different investment practices for accounts within the same or similar investment strategy.

Portfolio Manager Compensation

Portfolio manager compensation is a formula that balances investment management results and growth of the product. Compensation is comprised of a fixed base salary which is determined by the individual’s experience and position relative to market data, as well as a bonus that incorporates 3 components:

•	Performance (of strategies managed by the portfolio manager based on composite returns)

•	Relative to Peers

•	Risk-Adjusted Performance (of strategies managed by the portfolio manager based on composite returns) Relative to applicable Benchmarks

•	Discretionary

The bonus is not based specifically on the performance of the Fund nor is it based specifically on the assets held by the Fund.

Portfolio Managers’ Ownership of Fund Shares

AMG GW&K Small Cap Value Fund II

Mr. Whitney: None

Mr. Miller: None

Appendix G is deleted and replaced with the following.

APPENDIX G

GW&K INVESTMENT MANAGEMENT, LLC

PROXY VOTING POLICIES AND PROCEDURES

December 2020

INTRODUCTION

As a SEC-registered investment adviser and fiduciary to its clients, GW&K Investment Management, LLC (“GW&K”) has implemented its Proxy Voting Policy to establish internal controls and procedures governing the firm’s review and voting of proxies on behalf of client accounts. To assist in the process, GW&K leverages recognized third party service providers to facilitate the firm’s proxy voting process.

I. Proxy Guidelines and Proxy Voting Agent

GW&K has adopted proxy voting guidelines developed by Glass Lewis & Co. (“Glass Lewis”), an independent third-party service provider, which provides recommendations on ballot items for securities held in client accounts. Proxies are voted on behalf of GW&K’s clients (who have delegated proxy voting authority) in accordance with those guidelines. GW&K reserves the right to cast votes contrary to Glass Lewis guidelines if it deems it necessary and in the best interest of its clients.

GW&K has contracted with Broadridge Financial Solutions (“Broadridge”), an independent third party service provider, to act as proxy voting agent and to provide proxy voting services, including:

1)	Conduct in-depth proxy research;

2)	Process and vote proxies in connection with securities held by GW&K’s clients;

3)	Maintain appropriate records of proxy statements, research, and recommendations;

4)	Maintain appropriate records of proxy votes cast on behalf of GW&K’s clients;

5)	Complete other proxy related administrative functions.

II. Responsibility and Oversight

GW&K is responsible for maintaining and administering these policies and procedures. GW&K will:

1)	Annually review the adequacy of these policies and procedures as well as the effectiveness of its proxy voting agent;

2)	Annually review Glass Lewis’s proxy voting guidelines to ensure they are appropriately designed to meet the best interests of GW&K clients;

3)	Provide clients, upon written request, these proxy voting policy and procedures, and information about how proxies were voted on their behalf;

4)	Conduct regular reconciliations with client’s custodian banks to confirm the appropriate number of votes cast on behalf of clients when GW&K has been delegated proxy voting authority;

5)	Conduct a periodic review, no less often than annually, of proxy voting records to ensure that proxies are voted in accordance with adopted guidelines; and

6)	Annually review proxy voting records to ensure that records of proxy statements, research, recommendations, and proxy votes are properly maintained by its proxy voting agent.

III. Conflicts of Interest

In adopting Glass Lewis’s proxy voting guidelines, GW&K seeks to remove potential conflicts of interest that could otherwise potentially influence the proxy voting process. In situations where Broadridge and/or Glass Lewis has a potential conflict of interest with respect to a proxy it is overseeing on behalf of GW&K’s clients, Broadridge and/or Glass Lewis is obligated to fully or partially abstain from voting the ballot as applicable and notify GW&K. GW&K’s Proxy Committee will provide the voting recommendation after discussion with applicable GW&K Portfolio Managers and a review of the measures involved. Similarly, in instances where GW&K becomes aware of a potential conflict of interest pertaining to a proxy vote for a security held in the client’s account, or where a client otherwise makes a request pertaining a specific proxy vote, GW&K’s Portfolio Management will provide the voting recommendation after reviewing relevant facts and circumstances.

Voting of Measures Outside of or Contrary to Glass Lewis & Co. Recommendations

In instances when a proxy ballot item does not fall within the Glass Lewis guidelines or where GW&K determines that voting in accordance with the Glass Lewis recommendation is not advisable or consistent with GW&K’s fiduciary duty, GW&K’s portfolio managers, with the support of GW&K’s Legal & Compliance team and other personnel, will review the relevant facts and circumstances and determine how to vote the particular proxy ballot item.

IV. Disclosure

Clients may obtain Glass Lewis’s proxy voting guidelines or information about how GW&K voted proxies for securities held in their account by submitting a written request to:

Proxy Policy Administrator

GW&K Investment Management, LLC

222 Berkeley Street, 15th Floor

Boston, Massachusetts 02116

V. Recordkeeping

GW&K will maintain the following records in accordance with regulatory requirements:

1)	These policies and procedures (including any applicable amendments) which shall be made available to clients upon request;

2)	Proxy statements, research, recommendations, and records of each vote;

3)	Client written requests for proxy voting information and applicable responses by GW&K.

VI. Oversight and Documentation

Proxy Committee

GW&K has established a Proxy Voting Committee to oversee the firm’s proxy voting process, including the firm’s Proxy Voting Policy, the firm’s service providers and the proxy voting guidelines. In addition, the Committee would address any potential conflicts of interest that are identified by GW&K with respect to voting any specific proxy ballot item. The Committee is comprised of GW&K’s Chief Compliance Officer, General Counsel, managers of GW&K’s Investment Operations and Client Services Departments, members of the Legal & Compliance Team, as well as certain GW&K Portfolio Managers. The Committee meets annually, and more frequently as needed.

GW&K’s Legal & Compliance Department is responsible for periodically assessing firm compliance with this policy and the effectiveness of its implementation.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE